UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Low-Priced Stock Fund

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Past 10 years
Low-Priced Stock	-13.90%	3.96%	9.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Low-Priced Stock, a class of the fund, on July 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks - battered by the effects of a global credit crisis for most of the year - were aided by early signs of a healing economy during the final months of the year ending July 31, 2009. For roughly half of the 12-month period, equities were in free fall, as a succession of large financial institutions around the world either collapsed or were forced into mergers or government conservatorship, and harried investors relinquished riskier assets in a massive flight to quality. By March, however, as unprecedented government interventions around the world took root, signs of a potential recovery began to emerge: corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. Against this improving backdrop, major equity indexes posted significant gains in March and April, which carried through to the end of the period. For the year overall, the Standard & Poor's 500SM Index declined 19.96%, while the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of domestic equities - was down 19.95%. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62% and the technology-heavy Nasdaq Composite® Index posted a 14.05% loss.

Comments from Joel Tillinghast, Portfolio Manager of Fidelity® Low-Priced Stock Fund: During the period, the fund's Retail Class shares returned -13.90%, widely outpacing the -20.72% mark of the Russell 2000® Index. This relative outperformance was driven by good stock selection, favorable sector positioning and a hefty stake in cash. In particular, the fund benefited from an overweighting and favorable stock picking in consumer discretionary, a sizable, early-period overweighting in the defensive consumer staples sector, underrepresentation in the financials and industrials sectors and picking some of the better stocks in the otherwise weak-performing energy group. Among the top relative contributors were home goods retailer Bed Bath & Beyond, managed care giant UnitedHealth Group, U.K.-based NEXT, an apparel retailer, and Canadian grocery store chain Metro. Despite a currency head wind due to a generally stronger U.S. dollar, the fund's foreign holdings were mostly beneficial. On the flip side, poor stock selection in the financials sector, especially among insurance companies and banks, hurt. The biggest relative detractor was a small, but still toxic stake in the preferred stock of American International Group (AIG), which received a federal bailout last fall. Also dragging down the return was Norwegian fertilizer company Yara International and Brazilian oil company Petrobras, the latter of which was sold from the portfolio. All of the stocks I've mentioned were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Low-Priced Stock	1.15%
Actual		$ 1,000.00	$ 1,303.10	$ 6.57
Hypothetical A		$ 1,000.00	$ 1,019.09	$ 5.76
Class K	.96%
Actual		$ 1,000.00	$ 1,304.70	$ 5.49
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.1	4.2
Bed Bath & Beyond, Inc.	2.2	2.5
Safeway, Inc.	2.0	2.7
Oracle Corp.	1.6	2.2
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.4	0.8
Metro, Inc. Class A (sub. vtg.)	1.4	1.9
Coventry Health Care, Inc.	1.4	1.1
Unum Group	1.2	1.2
NEXT PLC	1.2	1.0
D.R. Horton, Inc.	1.2	0.8
	16.7
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	20.9
Information Technology	15.5	14.8
Health Care	14.2	15.2
Consumer Staples	9.2	11.8
Industrials	7.6	7.9
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks 89.2%		Stocks 87.8%
	Convertible Securities 0.7%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 10.1%		Short-Term Investments and Net Other Assets 11.4%
* Foreign investments	32.5%	** Foreign investments	28.2%

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.9%
Auto Components - 1.7%
ASTI Corp. (e)	1,683,000	$ 4,625
Autoliv, Inc.	10,000	358
Drew Industries, Inc. (a)	925,016	17,751
Exedy Corp.	190,000	4,488
FCC Co. Ltd.	565,000	9,131
Federal Screw Works (e)	150,000	300
Halla Climate Control Co.	100,000	817
Hi-Lex Corp.	1,074,300	9,629
INZI Controls Co. Ltd. (e)	1,516,000	4,953
Johnson Controls, Inc.	8,400,000	217,392
Motonic Corp.	1,642,150	10,610
Murakami Corp. (e)	800,000	4,228
Musashi Seimitsu Industry Co. Ltd.	925,000	18,312
Nippon Seiki Co. Ltd.	1,600,000	19,702
Nissin Kogyo Co. Ltd.	825,000	11,650
Nittan Valve Co. Ltd.	290,000	1,042
Nokian Tyres PLC	110,000	2,323
Piolax, Inc. (e)	965,000	16,605
Samsung Climate Control Co. Ltd.	330,050	2,014
Semperit AG Holding	785,000	21,537
Sewon Precision Industries Co. Ltd.	49,860	1,603
SJM Co. Ltd.	336,800	1,154
Strattec Security Corp. (e)	342,788	4,970
Yutaka Giken Co. Ltd. (e)	1,127,300	15,251
		400,445
Automobiles - 0.0%
Glendale International Corp. (a)	350,000	114
Thor Industries, Inc.	9,974	238
Yachiyo Industry Co. Ltd.	450,000	4,143
		4,495
Distributors - 0.2%
Doshisha Co. Ltd.	495,000	7,696
Educational Development Corp. (e)	372,892	1,685
Goodfellow, Inc. (e)	857,000	5,950
SPK Corp.	125,000	1,564
Strongco Income Fund (e)	731,062	2,504
Uni-Select, Inc. (e)	1,605,000	38,213
		57,612
Diversified Consumer Services - 1.0%
Career Education Corp. (a)(e)	5,200,000	119,184
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Clip Corp. (e)	288,100	$ 2,433
Hillenbrand, Inc.	375,014	6,795
Jackson Hewitt Tax Service, Inc. (e)	2,150,050	13,008
Kyoshin Co. Ltd.	130,000	275
Matthews International Corp. Class A	320,000	10,003
Meiko Network Japan Co. Ltd.	610,000	3,469
Noah Education Holdings Ltd. ADR	350,000	1,691
Regis Corp.	300,000	4,098
Shingakukai Co. Ltd.	200,000	702
Shuei Yobiko Co. Ltd.	125,000	647
Steiner Leisure Ltd. (a)(e)	1,680,000	53,273
Step Co. Ltd.	525,000	2,763
Up, Inc. (e)	780,000	4,534
Waseda Academy Co. Ltd.	15,000	105
Weight Watchers International, Inc.	250,000	6,970
		229,950
Hotels, Restaurants & Leisure - 3.2%
Aeon Fantasy Co. Ltd.	50,000	651
ARK Restaurants Corp. (e)	348,804	4,444
Benihana, Inc. (a)	530,780	4,570
Benihana, Inc. Class A (sub. vtg.) (a)	171,322	1,374
Brazil Fast Food Corp. (a)	5,000	16
Brinker International, Inc. (e)	8,650,000	143,936
Carnival Corp. unit	100,000	2,799
CEC Entertainment, Inc. (a)(e)	2,275,011	66,362
Chimney Co. Ltd. (e)	909,900	15,869
Darden Restaurants, Inc.	1,925,000	62,351
Flanigan's Enterprises, Inc. (a)	50,357	252
Flight Centre LTD	830,000	6,733
Jack in the Box, Inc. (a)(e)	6,569,000	138,606
McCormick & Schmick's Seafood Restaurants (a)(e)	1,084,777	8,396
Monarch Casino & Resort, Inc. (a)(e)	1,136,676	10,310
Papa John's International, Inc. (a)(e)	2,749,964	69,877
Plenus Co. Ltd. (e)	2,600,000	37,842
Red Robin Gourmet Burgers, Inc. (a)(e)	1,502,203	28,121
Royal Caribbean Cruises Ltd. (d)	2,500,000	36,300
Ruby Tuesday, Inc. (a)(e)	6,372,030	47,663
Ruth's Chris Steak House, Inc. (a)(e)	1,486,311	5,826
Sonic Corp. (a)(e)	6,072,400	66,979
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sportscene Group, Inc. Class A (e)	400,000	$ 3,809
St. Marc Holdings Co. Ltd.	270,000	8,676
		771,762
Household Durables - 2.9%
Abbey PLC (a)(e)	3,400,000	21,806
Barratt Developments PLC (a)(e)	25,150,099	83,406
Bellway PLC (e)	7,525,000	92,404
Blyth, Inc. (e)	888,900	37,716
Chromcraft Revington, Inc. (a)	217,146	180
Craftmade International, Inc. (a)(e)	570,026	1,664
D.R. Horton, Inc. (e)	24,300,000	281,637
Decorator Industries, Inc. (a)(e)	243,515	144
Dorel Industries, Inc. Class B (sub. vtg.)	365,000	8,470
Emak SpA	50,000	227
Ethan Allen Interiors, Inc.	421,515	5,366
First Juken Co. Ltd.	305,000	1,670
Helen of Troy Ltd. (a)(e)	3,014,500	65,565
Henry Boot PLC (e)	10,774,000	13,230
Hooker Furniture Corp.	100,000	1,373
HTL International Holdings Ltd. (e)	26,512,500	3,961
Intelligent Digital Integrated Security Co., Ltd. (e)	755,000	9,262
M/I Homes, Inc. (e)	1,803,400	23,679
Maruzen Co., Ltd.	835,000	4,077
Ngai Lik Industrial Holdings Ltd. (a)	20,000,000	382
P&F Industries, Inc. Class A (a)(e)	361,038	592
Pulte Homes, Inc.	100,000	1,137
Stanley Furniture Co., Inc. (e)	1,075,000	11,825
Steinhoff International Holdings Ltd.	200,000	397
Tempur-Pedic International, Inc.	2,000,000	29,660
		699,830
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (d)(e)	4,025,000	16,592
PetMed Express, Inc. (a)(e)	2,425,000	45,008
YES24 Co. Ltd.	100,000	513
		62,113
Leisure Equipment & Products - 0.2%
Accell Group NV	69,500	3,081
Arctic Cat, Inc. (e)	1,220,380	7,518
Brunswick Corp.	274,992	1,974
Giant Manufacturing Co. Ltd.	100,000	277
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
JAKKS Pacific, Inc. (a)(e)	2,793,139	$ 32,205
Marine Products Corp.	1,499,975	8,445
Polaris Industries, Inc. (d)	10,000	379
Pool Corp.	10,000	236
Trigano SA	5,000	74
		54,189
Media - 1.4%
Ascent Media Corp. (a)	558,754	15,489
Astral Media, Inc. Class A (non-vtg.)	2,650,000	72,193
Carrere Group (a)	55,000	0*
Chime Communications PLC	2,700,000	5,413
Cossette, Inc. (sub. vtg.) (a)(e)	1,037,800	4,865
Intage, Inc. (e)	974,300	17,393
New Frontier Media, Inc. (a)(e)	1,949,400	4,094
Omnicom Group, Inc.	6,250,000	212,500
Saga Communications, Inc. Class A (a)	375,077	2,052
STW Group Ltd.	200,000	105
Tow Co. Ltd.	440,000	2,558
TVA Group, Inc. Class B (non-vtg.)	1,250,000	12,009
		348,671
Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	1,500,000	69,180
Don Quijote Co. Ltd. (d)	3,000,000	62,499
Harvey Norman Holdings Ltd.	19,100,000	52,393
Izumi Co. Ltd.	10,000	137
NEXT PLC (e)	10,040,000	285,994
Tuesday Morning Corp. (a)	1,923,316	8,924
Zakkaya Bulldog Co. Ltd.	136,900	601
		479,728
Specialty Retail - 8.2%
Abercrombie & Fitch Co. Class A (d)(e)	8,703,740	248,840
Aeropostale, Inc. (a)	760,000	27,664
Asbury Automotive Group, Inc.	15,000	210
AutoZone, Inc. (a)	900,000	138,213
bebe Stores, Inc.	720,000	5,234
Bed Bath & Beyond, Inc. (a)(e)	15,170,671	527,181
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	56,795
Brown Shoe Co., Inc.	1,300,912	10,082
Camaieu SA	7,000	1,447
Charlotte Russe Holding, Inc. (a)	174,997	2,627
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Christopher & Banks Corp.	100,100	$ 793
Esprit Holdings Ltd.	50,000	361
Footstar, Inc. (e)	2,016,000	2,036
Friedmans, Inc. Class A (a)	1,500,000	0*
Gamestop Corp. Class A (a)	625,000	13,681
Glentel, Inc. (e)	705,000	8,147
Group 1 Automotive, Inc. (d)(e)	1,450,000	42,717
Gulliver International Co. Ltd. (d)(e)	1,049,980	61,705
Honeys Co. Ltd.	550,000	4,447
Hot Topic, Inc. (a)	1,650,000	12,755
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,825,000	66,777
Jumbo SA	3,700,000	40,342
K'S Denki Corp.	25,000	743
Kyoto Kimono Yuzen Co. Ltd.	285,000	2,506
Le Chateau, Inc. Class A (sub. vtg.)	1,974,340	22,083
Leon's Furniture Ltd.	25,000	230
Lithia Motors, Inc. Class A (sub. vtg.)	1,597,105	19,149
Macintosh Retail Group NV	5,000	73
MarineMax, Inc. (a)(e)	995,546	6,700
Mr. Bricolage SA	250,000	4,237
Nafco Co. Ltd.	785,000	12,960
Nishimatsuya Chain Co. Ltd. (e)	4,500,000	46,042
Oriental Watch Holdings Ltd.	8,000,000	1,899
OSIM International Ltd. warrants 6/23/11 (a)	40,626,503	5,787
Pal Co. Ltd. (e)	601,000	11,688
Point, Inc.	35,000	1,887
Pomeroy IT Solutions, Inc. (a)(e)	1,226,889	7,337
Reitmans (Canada) Ltd. Class A (non-vtg.)	125,000	1,653
Rent-A-Center, Inc. (a)	10,000	208
Rex Stores Corp. (a)(e)	1,375,000	15,400
Right On Co. Ltd.	300,000	2,997
RONA, Inc. (a)	425,000	5,416
Ross Stores, Inc.	6,250,000	275,563
SAZABY, Inc.	360,000	5,339
ScS Upholstery PLC (a)	2,400,000	0*
Second Chance Properties Ltd.	7,711,000	1,313
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	32
Shimamura Co. Ltd.	2,000	181
Shoe Carnival, Inc. (a)	24,500	306
Sonic Automotive, Inc. Class A (sub. vtg.)	2,839,000	34,920
Staples, Inc.	100,000	2,102
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Super Cheap Auto Group Ltd.	100,000	$ 368
The Men's Wearhouse, Inc.	1,290,000	27,877
Tsutsumi Jewelry Co. Ltd.	17,000	342
Tween Brands, Inc. (a)	990,517	7,171
United Arrows Ltd.	75,000	495
USS Co. Ltd. (e)	2,100,000	131,403
Williams-Sonoma, Inc.	3,000,000	42,180
Workman Co. Ltd.	805,000	10,312
Zale Corp. (a)	200,000	1,184
		1,982,137
Textiles, Apparel & Luxury Goods - 2.8%
Adolfo Dominguez SA	135,000	2,272
Arts Optical International Holdings Ltd.	10,000,000	3,613
Bijou Brigitte Modische Accessoires AG	45,000	6,290
Cherokee, Inc. (d)	293,784	5,964
Coach, Inc.	5,000	148
Columbia Sportswear Co. (d)	400,025	14,165
Delta Apparel, Inc. (a)(e)	859,700	7,264
Folli Follie SA	925,000	19,723
Fossil, Inc. (a)(e)	6,661,171	175,455
Gildan Activewear, Inc. (a)(e)	12,050,900	200,895
Hampshire Group Ltd. (a)(e)	920,000	2,530
Handsome Co. Ltd. (e)	2,436,150	23,610
Il Jeong Industrial Co. Ltd.	6,840	73
JLM Couture, Inc. (a)(e)	197,100	112
K-Swiss, Inc. Class A	2,679,006	29,040
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	125,000	1,004
Liz Claiborne, Inc. (d)	1,300,000	4,108
Marimekko Oyj	110,000	1,518
Movado Group, Inc. (e)	1,776,500	25,368
Polo Ralph Lauren Corp. Class A	250,000	15,763
Quiksilver, Inc. (a)	2,000,000	4,300
Rocky Brands, Inc. (a)(d)(e)	500,022	1,880
Sanei-International Co. Ltd.	250,000	2,738
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,331,650	46,077
Sun Hing Vision Group Holdings Ltd.	4,500,000	1,783
Ted Baker PLC	250,000	1,562
Texwinca Holdings Ltd.	16,000,000	12,532
Timberland Co. Class A (a)	3,499,962	47,739
Tungtex Holdings Co. Ltd.	1,200,000	243
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Van de Velde	75,000	$ 2,982
Victory City International Holdings Ltd.	3,500,000	560
Volcom, Inc. (a)	500,000	6,065
Youngone Corp.	108,000	738
Youngone Holdings Co. Ltd.	27,000	427
Yue Yuen Industrial (Holdings) Ltd.	600,000	1,630
		670,171
TOTAL CONSUMER DISCRETIONARY		5,761,103
CONSUMER STAPLES - 9.2%
Beverages - 1.6%
Baron de Ley SA (a)	219,063	8,805
C&C Group PLC	1,400,000	4,090
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,000,000	204,900
Dynasty Fine Wines Group Ltd.	2,000,000	477
Guinness Anchor Bhd	10,000	18
Hansen Natural Corp. (a)	1,500,000	46,515
PepsiAmericas, Inc.	4,100,000	109,798
		374,603
Food & Staples Retailing - 5.0%
Belc Co. Ltd. (e)	1,750,000	15,371
Cosmos Pharmaceutical Corp.	525,000	11,126
Create SD Holdings Co. Ltd.	1,035,000	22,426
CVS Caremark Corp.	1,600,000	53,568
Daikokutenbussan Co. Ltd.	600,000	11,339
Fyffes PLC (Ireland)	1,000,000	542
Growell Holdings Co. Ltd.	294,989	5,004
Halows Co. Ltd.	855,000	6,208
Ingles Markets, Inc. Class A	729,860	12,196
Majestic Wine PLC (d)	450,016	1,466
Metro, Inc. Class A (sub. vtg.) (e)	10,900,000	341,463
Ozeki Co. Ltd. (e)	1,124,600	33,580
Safeway, Inc. (e)	25,800,000	488,394
San-A Co. Ltd.	400,000	14,755
Shinsegae Food Co. Ltd.	17,000	827
Sligro Food Group NV	1,670,000	44,200
Sundrug Co. Ltd. (d)	180,000	4,024
Sysco Corp.	25,000	594
Tsuruha Holdings, Inc.	125,000	3,964
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	161,104	$ 4,693
Walgreen Co.	4,000,000	124,200
Yaoko Co. Ltd.	430,000	13,476
		1,213,416
Food Products - 1.7%
American Italian Pasta Co. Class A (a)(d)	825,000	25,955
ARYZTA AG (a)	1,850,000	64,918
Chiquita Brands International, Inc. (a)	1,050,000	12,863
Food Empire Holdings Ltd. (e)	46,550,000	9,703
Fresh Del Monte Produce, Inc. (a)(e)	6,355,200	136,065
Fukushima Foods Co., Ltd.	135,000	2,283
Global Bio-Chem Technology Group Co. Ltd.	12,500,000	2,436
Greggs PLC	760,000	5,000
Industrias Bachoco SA de CV sponsored ADR	2,325,000	47,198
Kerry Group PLC Class A	100,000	2,369
Nam Yang Dairy Products	11,000	4,489
Pacific Andes (Holdings) Ltd.	72,543,477	14,366
Pacific Andes (Holdings) Ltd. warrants 7/16/09 (a)	7,208,695	626
Pacific Andes International Holdings Ltd.	46,500,000	7,680
People's Food Holdings Ltd.	31,305,000	15,226
President Rice Products PCL	62,000	248
Rocky Mountain Chocolate Factory, Inc. (e)	592,669	4,807
Samyang Genex Co. Ltd.	145,795	7,214
Select Harvests Ltd.	1,625,000	4,281
Smithfield Foods, Inc. (a)(d)	3,100,030	42,005
Sunjin Co. Ltd. (a)(e)	219,900	5,108
Synear Food Holdings Ltd. (a)	15,000,000	2,814
Timbercorp Ltd.	254,947	9
United Food Holdings Ltd. (a)	22,400,000	1,245
Yutaka Foods Corp.	261,700	3,651
		422,559
Personal Products - 0.9%
Beauty China Holdings Ltd.	200,000	9
CCA Industries, Inc.	97,700	370
Inter Parfums, Inc. (e)	2,245,217	22,946
NBTY, Inc. (a)(e)	4,625,019	167,426
Nutraceutical International Corp. (a)(e)	1,143,504	14,237
Physicians Formula Holdings, Inc. (a)(e)	1,149,992	1,863
Prestige Brands Holdings, Inc. (a)	300,000	1,959
		208,810
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	$ 217
TOTAL CONSUMER STAPLES		2,219,605
ENERGY - 6.8%
Energy Equipment & Services - 2.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	11,876
Basic Energy Services, Inc. (a)(e)	4,050,000	27,338
Bristow Group, Inc. (a)(d)(e)	2,600,000	86,060
CE Franklin Ltd. (a)	775,000	4,115
Dawson Geophysical Co. (a)	50,000	1,521
Divestco, Inc. (a)(e)	3,577,000	2,059
Enerflex Systems Income Fund (d)	500,000	4,581
Ensign Energy Services, Inc.	1,000,000	15,167
Farstad Shipping ASA (e)	2,500,000	49,128
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	76,287
Global Industries Ltd. (a)	4,000,038	27,320
Gulf Island Fabrication, Inc.	117,600	1,705
Hercules Offshore, Inc. (a)	1,350,000	6,399
North American Energy Partners, Inc. (a)	5,000	27
Oil States International, Inc. (a)(e)	4,984,108	135,169
Pason Systems, Inc.	800,000	6,973
Peak Energy Services Trust (a)	250,000	149
ProSafe ASA	7,900,000	41,420
Prosafe Production Public Ltd. (a)	7,500,000	14,066
Solstad Offshore ASA	1,250,000	20,181
Superior Well Services, Inc. (a)	20,000	131
Total Energy Services, Inc. (e)	2,945,000	10,798
Union Drilling, Inc. (a)	15,000	107
Unit Corp. (a)(e)	3,600,047	114,085
Wenzel Downhole Tools Ltd. (a)	100,000	91
		656,753
Oil, Gas & Consumable Fuels - 4.0%
Adams Resources & Energy, Inc. (e)	421,700	6,494
AOC Holdings, Inc. (e)	5,800,000	55,113
Berry Petroleum Co. Class A	100,000	2,372
Cimarex Energy Co.	3,000,000	107,340
Edge Petroleum Corp. (a)(e)	2,864,976	1,189
ENI SpA	9,050,000	211,462
Frontier Oil Corp.	25,000	348
Hankook Shell Oil Co. Ltd. (e)	75,000	5,465
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Corp.	100,000	$ 2,127
Mariner Energy, Inc. (a)(f)	1,831,700	21,962
Mariner Energy, Inc. (a)	2,100,000	25,179
Michang Oil Industrial Co. Ltd. (e)	173,900	6,770
National Energy Group, Inc. (a)	548,313	2,171
Oil Search Ltd.	16,313,657	76,947
Pebercan, Inc. (a)	1,150,000	1,035
Penn Virginia Corp.	200,000	3,842
Petro-Canada	4,000,000	165,183
Petroleum Development Corp. (a)	201,000	3,385
Stone Energy Corp. (a)	125,000	1,358
Swift Energy Co. (a)(e)	3,092,015	60,913
Tesoro Corp.	3,600,000	47,124
Tsakos Energy Navigation Ltd.	300,000	5,337
USEC, Inc. (a)(d)(e)	8,600,000	33,282
W&T Offshore, Inc. (d)(e)	6,300,000	67,347
World Fuel Services Corp.	1,200,000	52,632
		966,377
TOTAL ENERGY		1,623,130
FINANCIALS - 6.6%
Capital Markets - 0.1%
GFI Group, Inc.	250,000	1,613
Massachusetts Financial Corp. Class A (a)	33,494	207
TradeStation Group, Inc. (a)	1,250,000	9,363
		11,183
Commercial Banks - 0.6%
Anglo Irish Bank Corp. PLC (d)	9,500,373	5,794
Bank of the Ozarks, Inc. (d)	449,967	11,375
Cathay General Bancorp (d)	2,400,040	21,888
Center Financial Corp., California	135,800	447
Dimeco, Inc.	16,140	583
East West Bancorp, Inc. (e)	5,636,450	49,826
EuroBancshares, Inc. (a)(e)	1,071,513	2,304
First Bancorp, Puerto Rico (d)(e)	7,300,000	22,630
Hanmi Financial Corp.	1,554,996	2,737
Intervest Bancshares Corp. Class A (a)	13,229	42
Nara Bancorp, Inc.	40,000	236
National Penn Bancshares, Inc.	20,000	100
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Oriental Financial Group, Inc.	1,150,000	$ 16,227
Pacific Premier Bancorp, Inc. (a)	125,000	526
S.Y. Bancorp, Inc.	4,688	115
Smithtown Bancorp, Inc.	8,738	101
Sparebanken More (primary capital certificate)	76,674	2,438
Sparebanken Rogaland (primary capital certificate)	960,000	5,088
Tamalpais Bancorp	144,661	434
The First Bancorp, Inc.	9,711	190
Vestjysk Bank AS (Reg.) (a)	105,600	1,890
W Holding Co., Inc. (d)(e)	263,050	2,696
Wilshire Bancorp, Inc.	200,000	1,472
		149,139
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	11,906,000	8,403
First Cash Financial Services, Inc. (a)	100,000	1,880
Nicholas Financial, Inc. (a)	182,570	1,199
		11,482
Diversified Financial Services - 0.0%
CIT Group, Inc.	8,653,509	7,529
Newship Ltd.	2,500	167
Ricoh Leasing Co. Ltd.	10,000	199
		7,895
Insurance - 5.2%
Assurant, Inc.	5,400,000	137,808
Axis Capital Holdings Ltd. (e)	7,703,482	219,241
Employers Holdings, Inc.	630,048	8,770
Endurance Specialty Holdings Ltd.	2,552,987	85,193
FBL Financial Group, Inc. Class A (d)	310,002	3,041
First Mercury Financial Corp.	245,000	3,540
Genworth Financial, Inc. Class A	13,500,000	93,150
IPC Holdings Ltd. (e)	3,099,494	89,699
Lincoln National Corp.	4,835,932	102,473
National Interstate Corp.	367,823	6,628
National Western Life Insurance Co. Class A	148,870	19,818
Protective Life Corp.	1,605,000	23,995
RenaissanceRe Holdings Ltd.	3,100,000	155,775
Unico American Corp.	30,419	244
Unum Group	15,525,000	291,404
		1,240,779
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc.	50,000	$ 101
Kite Realty Group Trust	10,000	32
ProLogis Trust	72,000	633
VastNed Offices/Industrial NV	100,000	1,520
		2,286
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	200,000	1,091
Forestar Group, Inc. (a)	200,000	2,604
Relo Holdings Corp.	275,000	3,535
Tejon Ranch Co. (a)	746,775	19,745
		26,975
Thrifts & Mortgage Finance - 0.5%
First Financial Service Corp. (d)	102,373	1,739
Genworth MI Canada, Inc.	5,750,000	103,808
North Central Bancshares, Inc. (e)	133,861	1,901
The PMI Group, Inc. (d)(e)	8,925,000	20,528
WSB Holdings, Inc.	15,564	33
		128,009
TOTAL FINANCIALS		1,577,748
HEALTH CARE - 14.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	3,000,000	186,930
Biogen Idec, Inc. (a)	250,000	11,888
Vital BioTech Holdings Ltd. (a)	5,000,000	146
		198,964
Health Care Equipment & Supplies - 1.5%
Anika Therapeutics, Inc. (a)	40,000	232
Atrion Corp.	10,000	1,302
COLTENE Holding AG	4,500	194
Cooper Companies, Inc.	725,012	19,894
Corin Group PLC	250,000	276
Covidien PLC	70,975	2,684
Exactech, Inc. (a)(e)	707,500	10,082
Golden Meditech Co. Ltd. (a)	11,000,000	2,072
Immucor, Inc. (a)	125,000	2,083
Kinetic Concepts, Inc. (a)	2,350,000	74,307
Mani, Inc.	175,000	11,191
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medical Action Industries, Inc. (a)(e)	1,568,250	$ 19,587
Nakanishi, Inc.	271,300	19,069
National Dentex Corp. (a)(e)	565,449	3,817
Orthofix International NV (a)	152,831	4,258
Prim SA	450,000	4,137
Span-America Medical System, Inc.	100,758	1,193
St. Shine Optical Co. Ltd.	100,000	453
Stryker Corp.	50,000	1,944
Syneron Medical Ltd. (a)(e)	2,000,000	16,480
Techno Medica Co. Ltd.	86	277
Theragenics Corp. (a)(e)	3,304,620	4,131
Top Glove Corp. Bhd	850,000	1,665
Utah Medical Products, Inc. (e)	460,000	13,110
Varian Medical Systems, Inc. (a)	125,000	4,409
Young Innovations, Inc. (e)	822,481	20,825
Zimmer Holdings, Inc. (a)	2,400,000	111,840
		351,512
Health Care Providers & Services - 9.9%
Advocat, Inc. (a)(e)	345,254	1,039
Almost Family, Inc. (a)	50,000	1,586
Amedisys, Inc. (a)(d)	1,255,000	56,111
American HomePatient, Inc. (a)(e)	1,735,000	521
AMERIGROUP Corp. (a)(e)	4,694,967	115,872
AmSurg Corp. (a)(e)	2,353,000	48,519
AS One Corp.	125,000	2,246
Centene Corp. (a)	600,000	11,586
CML Healthcare Income Fund	500,000	6,010
Corvel Corp. (a)	391,865	9,569
Coventry Health Care, Inc. (a)(e)	14,374,006	330,602
Grupo Casa Saba SA de CV sponsored ADR	698,787	10,482
Health Grades, Inc. (a)	400,046	1,912
Health Net, Inc. (a)(e)	6,600,000	89,298
Healthspring, Inc. (a)	2,652,011	33,495
Healthways, Inc. (a)	1,444,998	21,299
Henry Schein, Inc. (a)	150,000	7,707
Hoshiiryou Sanki Co. Ltd.	60,000	1,181
InVentiv Health, Inc. (a)	30,000	460
Japan Medical Dynamic Marketing, Inc.	100,000	216
Kindred Healthcare, Inc. (a)	50,000	702
LifePoint Hospitals, Inc. (a)(e)	5,675,920	156,996
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Lincare Holdings, Inc. (a)(e)	9,550,000	$ 250,019
MEDNAX, Inc. (a)	100,000	4,635
Molina Healthcare, Inc. (a)(d)(e)	1,325,000	29,879
Patterson Companies, Inc. (a)(d)(e)	8,570,000	217,335
ResCare, Inc. (a)	1,200,000	18,744
Triple-S Management Corp. (a)	606,893	10,372
U.S. Physical Therapy, Inc. (a)	10,000	164
United Drug PLC:
(Ireland)	5,393,000	14,527
(United Kingdom)	505,800	1,369
UnitedHealth Group, Inc.	26,800,700	752,019
Universal American Financial Corp. (a)	1,705,007	15,516
VCA Antech, Inc. (a)	10,000	256
Wellcare Health Plans, Inc. (a)(d)	1,997,000	44,453
WellPoint, Inc. (a)	2,250,000	118,440
		2,385,137
Health Care Technology - 0.5%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	959
IMS Health, Inc. (e)	10,750,000	129,000
		129,959
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	3,000,000	99,210
eResearchTechnology, Inc. (a)	10,000	55
Harvard Bioscience, Inc. (a)	13,412	56
ICON PLC sponsored ADR	2,100,000	49,350
Medtox Scientific, Inc. (a)	283,643	2,553
SeraCare Life Sciences, Inc. (a)	86,981	114
Thermo Fisher Scientific, Inc. (a)	1,200,000	54,336
Waters Corp. (a)	100,000	5,025
		210,699
Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)	3,000,000	63,030
Forest Laboratories, Inc. (a)	1,545,000	39,907
Fornix Biosciences NV (e)	465,022	4,739
Hisamitsu Pharmaceutical Co., Inc.	10,000	346
Ildong Pharmaceutical Co. Ltd. (e)	275,013	6,725
KunWha Pharmaceutical Co., Ltd. (e)	325,000	3,535
KV Pharmaceutical Co. Class A (a)(d)	4,050,450	9,316
Medicis Pharmaceutical Corp. Class A	10,000	171
Obagi Medical Products, Inc. (a)	10,000	76
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Torii Pharmaceutical Co. Ltd.	620,000	$ 11,199
Whanin Pharmaceutical Co. Ltd. (e)	740,940	8,605
Yuyu Pharma, Inc.	255,000	1,295
		148,944
TOTAL HEALTH CARE		3,425,215
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.8%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	294
CAE, Inc. (e)	13,900,400	92,252
Esterline Technologies Corp. (a)	10,000	284
Moog, Inc. Class A (a)	3,899,958	105,143
		197,973
Air Freight & Logistics - 0.3%
Air T, Inc.	89,987	760
Atlas Air Worldwide Holdings, Inc. (a)	10,000	250
Dynamex, Inc. (a)	129,283	2,013
Kintetsu World Express, Inc.	500,000	12,208
Pacer International, Inc. (e)	1,825,017	4,526
Sinwa Ltd.	8,047,000	1,426
Yusen Air & Sea Service Co. Ltd. (d)(e)	4,046,500	51,282
		72,465
Airlines - 0.0%
MAIR Holdings, Inc. (e)	2,000,026	0*
Pinnacle Airlines Corp. (a)	599,953	2,004
Republic Airways Holdings, Inc. (a)(e)	1,750,000	8,960
Ryanair Holdings PLC sponsored ADR (a)	25,000	708
SkyWest, Inc.	50,000	634
		12,306
Building Products - 0.2%
AAON, Inc.	360,000	7,060
Gibraltar Industries, Inc.	30,000	233
Insteel Industries, Inc.	300,000	3,057
Kingspan Group PLC (Ireland)	2,625,000	17,659
Kondotec, Inc.	498,400	3,208
NCI Building Systems, Inc. (a)(d)(e)	2,007,400	7,909
		39,126
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
AJIS Co. Ltd. (e)	438,500	$ 9,246
Cintas Corp.	3,550,000	89,389
Fursys, Inc.	255,000	5,349
HNI Corp. (d)	252,300	5,621
Knoll, Inc.	2,100,000	20,559
Mitie Group PLC	5,450,000	21,580
Moshi Moshi Hotline, Inc.	100,000	1,913
Secom Techno Service Co. Ltd. (e)	935,000	26,189
United Stationers, Inc. (a)(e)	1,299,000	60,300
Viad Corp.	15,000	266
VICOM Ltd.	1,617,000	2,101
		242,513
Construction & Engineering - 0.4%
Arcadis NV	1,250,000	23,588
Chicago Bridge & Iron Co. NV (NY Shares)	100,000	1,395
Chodai Co. Ltd.	100,000	291
Commuture Corp.	550,000	3,738
Daiichi Kensetsu Corp. (e)	1,302,400	9,650
Dongyang Express & Construction Corp.	122,584	1,905
Hanil Construction Co. Ltd.	50,000	240
Hibiya Engineering Ltd. (d)	790,000	6,538
Hyder Consulting PLC	275,000	691
Imtech NV	900,000	19,125
Kaneshita Construction Co. Ltd.	925,000	2,738
KHD Humboldt Wedag International Ltd. (a)	250,000	2,380
Koninklijke BAM Groep NV	900,000	7,876
Kyeryong Construction Industrial Co. Ltd. (e)	656,040	12,046
Sanyo Engineering & Construction, Inc.	1,000,000	3,763
Severfield-Rowen PLC	10,000	29
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,832
ShoLodge, Inc. (a)(e)	500,627	250
Vianini Lavori SpA	125,000	784
		100,859
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,000,000	2,431
AZZ, Inc. (a)(e)	1,110,000	43,013
Belden, Inc.	300,041	5,263
Canare Electric Co. Ltd.	10,000	107
Chase Corp. (e)	853,155	9,914
Cooper Industries Ltd. Class A	50,000	1,648
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Deswell Industries, Inc.	752,018	$ 2,542
Draka Holding NV (a)(d)	1,000,000	16,134
GrafTech International Ltd. (a)	450,036	6,179
Hubbell, Inc. Class B	400,000	14,928
Koito Industries Ltd.	409,000	1,660
Korea Electric Terminal Co. Ltd. (e)	700,000	10,505
Nexans SA	425,000	28,597
PK Cables OY	310,000	1,803
Power Logics Co. Ltd. (a)	300,000	1,936
Prysmian SpA	500,000	8,601
Rockwell Automation, Inc.	230,000	9,524
Thomas & Betts Corp. (a)	100,000	2,664
Universal Security Instruments, Inc. (a)(e)	241,255	1,291
		168,740
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,250,000	176,375
Seaboard Corp.	61,673	67,532
Textron, Inc.	1,000,000	13,440
		257,347
Machinery - 1.1%
Aalberts Industries NV (d)	2,170,000	20,165
American Railcar Industries, Inc.	50,000	415
Cascade Corp. (e)	1,084,952	26,527
CKD Corp. (e)	5,950,000	30,753
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	16,591
Dover Corp.	150,000	5,102
Foremost Income Fund (e)	1,600,000	7,797
Gardner Denver, Inc. (a)	1,000,000	29,190
Gencor Industries, Inc. (a)	165,011	1,124
Greenbrier Companies, Inc. (e)	1,475,000	15,473
Hardinge, Inc.	309,969	1,221
Hi-P International Ltd.	8,250,000	4,013
Hurco Companies, Inc. (a)(e)	641,998	12,532
Hwacheon Machine Tool Co. Ltd.	35,470	867
Ihara Science Corp.	475,000	2,676
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	5,146
Jaya Holdings Ltd. (e)	70,000,000	24,076
Kyowakogyosyo Co.,Ltd.	60,000	298
Lincoln Electric Holdings, Inc.	120,000	5,086
Miller Industries, Inc. (a)	150,000	1,325
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	5,000	$ 119
NACCO Industries, Inc. Class A	607,289	25,561
Nadex Co. Ltd. (e)	500,000	2,864
Nippon Thompson Co. Ltd.	5,000	24
Nitta Corp.	55,000	830
NN, Inc. (e)	1,081,339	2,638
S&T Holdings Co. Ltd.	275,020	3,003
Singamas Container Holdings Ltd.	13,000,631	2,047
Spirax-Sarco Engineering PLC	20,000	307
Takamatsu Machinery Co., Ltd.	60,000	179
Takeuchi Manufacturing Co. Ltd.	190,200	1,835
Terex Corp. (a)	15,000	228
Tocalo Co. Ltd.	140,000	2,547
Toro Co.	28,371	983
Trifast PLC (e)	8,000,000	3,375
Trinity Industrial Corp.	340,000	1,563
Twin Disc, Inc.	360,011	3,175
Wolverine Tube, Inc. (a)(e)	3,309,825	298
		261,953
Marine - 0.0%
Kirby Corp. (a)	20,000	740
Tokyo Kisen Co. Ltd. (e)	992,000	5,316
		6,056
Professional Services - 1.1%
CDI Corp.	635,000	8,065
Clarius Group Ltd.	1,500,011	916
Corporate Executive Board Co.	700,000	13,146
CRA International, Inc. (a)	350,000	9,426
en-japan, Inc. (d)	6,100	7,924
Equifax, Inc.	5,100,000	132,855
GFK AG	100,000	2,309
Hays PLC	1,000,000	1,591
LECG Corp. (a)	612,802	2,255
Manpower, Inc.	200,000	9,590
Monster Worldwide, Inc. (a)	1,050,047	13,682
MPS Group, Inc. (a)	510,000	4,412
Poyry Oyj	10,000	143
RCM Technologies, Inc. (a)(e)	1,275,663	2,870
Robert Half International, Inc.	10,000	248
SmartPros Ltd. (a)	77,700	334
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Stantec, Inc. (a)(e)	2,550,000	$ 64,096
Synergie SA	63,316	1,299
Temp Holdings Co., Ltd.	165,000	1,264
TrueBlue, Inc. (a)	189,960	2,412
VSE Corp.	12,046	357
Wesco, Inc.	300,000	393
		279,587
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	14,757
Hutech Norin Co. Ltd. (e)	1,043,700	8,704
Japan Logistic Systems Corp.	292,000	889
Old Dominion Freight Lines, Inc. (a)	700,000	24,941
Sakai Moving Service Co. Ltd. (e)	778,000	17,803
Trancom Co. Ltd. (e)	1,032,400	19,915
Universal Truckload Services, Inc.	474,513	7,654
US 1 Industries, Inc. (a)(e)	839,543	630
Vitran Corp., Inc. (a)	110,000	1,188
		96,481
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	360,000	5,262
BSS Group PLC	5,000	22
Grafton Group PLC unit	5,200,017	25,050
Hanwa Co. Ltd.	350,000	1,424
Misumi Group, Inc.	585,000	9,590
MSC Industrial Direct Co., Inc. Class A	10,000	392
Otec Corp.	30,000	210
Parker Corp. (e)	1,832,000	3,621
Richelieu Hardware Ltd. (e)	1,135,000	20,691
Senshu Electric Co. Ltd. (e)	1,080,000	13,812
TECHNO ASSOCIE CO., LTD.	75,000	537
Uehara Sei Shoji Co. Ltd.	1,125,000	4,649
Wakita & Co. Ltd.	650,000	3,538
		88,798
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	7,570
Meiko Transportation Co. Ltd.	898,000	7,679
		15,249
TOTAL INDUSTRIALS		1,839,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.8%
Bel Fuse, Inc.:
Class A	372,293	$ 5,882
Class B (non-vtg.)	100,033	1,839
Black Box Corp. (e)	1,981,025	54,419
Blonder Tongue Laboratories, Inc. (a)	152,040	289
BYD Electronic International Co. Ltd.	2,750,000	1,810
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,600,020	6,448
ClearOne Communications, Inc. (a)(e)	1,000,503	2,831
Cogo Group, Inc. (a)	650,000	4,251
Comtech Telecommunications Corp. (a)	50,000	1,594
Ditech Networks, Inc. (a)(e)	3,234,000	4,398
Nera Telecommunications Ltd.	9,000,000	1,907
NETGEAR, Inc. (a)(e)	3,534,317	60,119
Optical Cable Corp. (a)(e)	537,002	1,853
Plantronics, Inc.	27,275	646
SIM Technology Group	8,000,000	1,043
TKH Group NV unit	3,010,000	43,758
		193,087
Computers & Peripherals - 1.8%
ASUSTeK Computer, Inc.	22,000,510	34,868
Datapulse Technology Ltd.	1,500,000	240
Dataram Corp. (a)(e)	858,800	1,254
Logitech International SA (a)(d)	535,000	8,956
Logitech International SA (Reg.) (a)	7,300,000	122,951
Rimage Corp. (a)(e)	875,000	14,586
Roland DG Corp. (d)	130,000	1,867
Seagate Technology	11,550,000	139,062
Super Micro Computer, Inc. (a)(e)	2,724,950	21,636
TPV Technology Ltd.	51,500,000	27,977
Western Digital Corp. (a)	1,000,000	30,250
Xyratex Ltd. (a)(e)	2,923,900	17,339
		420,986
Electronic Equipment & Components - 4.5%
A&D Co. Ltd. (e)	1,752,100	10,352
Beijer Electronics AB	20,000	319
BYD Co. Ltd. (H Shares) (a)	100,000	554
CPI International, Inc. (a)	584,261	5,580
CyberOptics Corp. (a)	50,000	335
Daktronics, Inc. (d)	1,925,033	16,132
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Delta Electronics PCL (For. Reg.)	30,000,000	$ 13,753
Diploma PLC	125,000	285
Domino Printing Sciences PLC	100,000	404
Excel Co. Ltd. (e)	909,800	9,703
Halma PLC	5,000	16
Hon Hai Precision Industry Co. Ltd. (Foxconn)	100,164,993	344,975
Huan Hsin Holdings Ltd. (a)	7,200,000	1,076
Ingram Micro, Inc. Class A (a)	1,300,000	21,866
Insight Enterprises, Inc. (a)	1,830,049	18,850
INTOPS Co. Ltd. (e)	859,900	14,523
Jurong Technologies Industrial Corp. Ltd.	29,873,347	0*
Kingboard Chemical Holdings Ltd.	41,000,000	130,144
Kingboard Laminates Holdings Ltd.	8,000,000	4,129
KITAGAWA INDUSTRIES CO., LTD.	70,000	902
Measurement Specialties, Inc. (a)	240,310	1,934
Mesa Laboratories, Inc. (e)	317,500	6,985
Multi-Fineline Electronix, Inc. (a)	10,000	228
Muramoto Electronic Thailand PCL (For. Reg.)	1,275,000	5,227
Nippo Ltd.	450,000	1,855
Orbotech Ltd. (a)(e)	2,449,985	26,656
Renishaw PLC	350,000	2,368
Rofin-Sinar Technologies, Inc. (a)	100,000	2,171
Rotork PLC	5,000	74
ScanSource, Inc. (a)(e)	2,300,000	65,619
SED International Holdings, Inc. (a)(e)	480,000	384
Shibaura Electronics Co. Ltd. (e)	423,800	5,402
Sigmatron International, Inc. (a)(e)	381,880	783
Sinotronics Holdings Ltd.	15,300,000	800
SMART Modular Technologies (WWH), Inc. (a)(e)	6,164,900	18,371
Spectrum Control, Inc. (a)(e)	1,144,596	11,297
SYNNEX Corp. (a)(e)	3,207,670	91,162
Taitron Components, Inc. Class A (sub. vtg.)	359,023	277
Takachiho Electric Co. Ltd. (e)	1,220,000	14,185
Tomen Electronics Corp. (e)	1,492,400	17,541
Tyco Electronics Ltd.	5,300,000	113,791
Venture Corp. Ltd. (e)	14,000,000	92,899
Winland Electronics, Inc. (a)(e)	337,600	246
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,202
XAC Automation Corp.	1,700,000	982
		1,076,337
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
AhnLab, Inc.	300,000	$ 3,484
DivX, Inc. (a)(e)	2,000,768	11,664
eBay, Inc. (a)	7,800,007	165,750
j2 Global Communications, Inc. (a)(e)	3,701,963	88,810
Jorudan Co. Ltd.	41,300	319
LoopNet, Inc. (a)	501,249	4,010
Perficient, Inc. (a)	1,251,719	9,238
Softbank Technology Corp.	525,000	3,934
UANGEL Corp.	185,000	1,014
United Internet AG (a)	75,000	957
		289,180
IT Services - 2.8%
Accenture Ltd. Class A	100,000	3,507
Affiliated Computer Services, Inc. Class A (a)	2,000,000	94,820
Amdocs Ltd. (a)	7,910,000	189,207
Argo Graphics, Inc.	175,000	1,983
Broadridge Financial Solutions, Inc.	25,000	432
Calian Technologies Ltd. (e)	695,000	11,025
Computer Services, Inc.	59,852	2,095
CSE Global Ltd. (e)	37,490,000	17,583
Heartland Payment Systems, Inc. (e)	1,920,000	20,467
HIQ International AB	400,000	1,474
Hitachi Systems & Services Ltd. (e)	1,425,000	32,157
Indra Sistemas SA	1,170,000	26,889
infoGROUP, Inc. (a)	1,433,041	8,627
Know IT AB	50,000	242
Matsushita Electric Works Information Systems Co. Ltd.	240,000	5,911
NeuStar, Inc. Class A (a)	350,000	7,938
Patni Computer Systems Ltd. sponsored ADR	1,950,000	29,738
SinoCom Software Group Ltd. (e)	68,006,000	9,038
Softcreate Co., Ltd.	55,000	488
Syntel, Inc.	25,000	990
The Western Union Co.	9,100	159
Total System Services, Inc. (e)	13,780,000	202,290
Wirecard AG	25,000	269
Wright Express Corp. (a)	10,049	284
		667,613
Office Electronics - 0.0%
Canon Finetech, Inc.	650,000	8,251
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Axcelis Technologies, Inc. (a)(e)	10,327,957	$ 5,680
Diodes, Inc. (a)(e)	4,085,000	75,409
ELMOS Semiconductor AG (a)	500,000	2,309
Gennum Corp. (e)	1,950,000	7,186
Intersil Corp. Class A	300,000	4,311
Intest Corp. (a)(e)	909,300	154
KEC Corp. (a)	2,500,000	1,165
KEC Corp. rights 8/14/09 (a)	1,655,328	95
KEC Holdings Co. Ltd. (e)	1,799,999	1,281
Kontron AG	25,000	288
Lasertec Corp.	335,000	3,183
Leeno Industrial, Inc.	100,000	957
Maxim Integrated Products, Inc.	3,500,000	62,020
Melexis NV (e)	3,199,224	23,391
Miraial Co. Ltd.	150,000	3,144
NVIDIA Corp. (a)	2,200,000	28,446
Omnivision Technologies, Inc. (a)(e)	4,916,707	65,048
Photronics, Inc. (a)	1,100,010	5,621
Trio-Tech International (a)(e)	322,543	774
USC Corp.	475,200	5,570
Varitronix International Ltd. (e)	32,340,000	10,975
Y. A. C. Co., Ltd.	227,600	1,549
		308,556
Software - 3.1%
ANSYS, Inc. (a)(e)	5,200,000	162,552
Aveva Group PLC	35,000	472
Cybernet Systems Co. Ltd. (e)	20,500	8,255
DMX Technologies Group Ltd. (a)	1,000,000	205
DTS Corp.	45,000	426
ebix.com, Inc. (a)	420,005	17,422
Epicor Software Corp. (a)	1,581,328	9,614
Exact Holdings NV	625,000	16,453
Fair Isaac Corp.	7,446	143
ICT Automatisering NV (e)	874,000	5,045
Infomedia Ltd.	600,000	186
Jack Henry & Associates, Inc.	2,000,004	42,940
Kingdee International Software Group Co. Ltd.	3,000,000	561
KSK Co., Ltd.	211,200	1,192
MICROS Systems, Inc. (a)	500,000	13,695
MicroStrategy, Inc. Class A (a)	50,000	3,053
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Net 1 UEPS Technologies, Inc. (a)	599,957	$ 10,115
NSD Co. Ltd.	350,000	3,681
Nucleus Software Exports Ltd.	200,000	382
Oracle Corp.	17,500,000	387,275
Pervasive Software, Inc. (a)(e)	1,758,428	9,355
Progress Software Corp. (a)(e)	2,450,000	55,444
PROS Holdings, Inc. (a)	118,117	928
Radiant Systems, Inc. (a)	5,000	50
Springsoft, Inc.	6,899,922	4,963
SWORD Group	1,000	27
Vasco Data Security International, Inc. (a)	250,000	1,875
		756,309
TOTAL INFORMATION TECHNOLOGY		3,720,319
MATERIALS - 4.6%
Chemicals - 2.7%
Aronkasei Co. Ltd.	500,000	1,823
C. Uyemura & Co. Ltd. (e)	625,000	27,085
Core Molding Technologies, Inc. (a)	221,586	678
Cytec Industries, Inc. (e)	4,712,700	118,289
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,494,527	2,594
Dongbu Fine Chemical Co. Ltd.	100,000	1,505
EcoGreen Fine Chemical Group Ltd.	19,500,000	4,831
Fertilizantes Fosfatados SA (PN)	50,000	469
FMC Corp.	2,200,000	107,008
Fujikura Kasei Co., Ltd. (e)	2,675,000	14,194
Honshu Chemical Industry Co., Ltd.	397,000	1,741
Innospec, Inc. (e)	2,143,038	25,588
KPC Holdings Corp.	43,478	1,771
Kpx Chemical Co. Ltd.	154,994	5,952
Methanex Corp.	1,125,000	18,744
Miwon Commercial Co. Ltd.	20,850	1,057
Muto Seiko Co. Ltd.	10,000	68
OM Group, Inc. (a)(e)	2,224,724	74,884
PTT Chemical PCL	2,000,000	3,526
SK Kaken Co. Ltd.	200,000	5,221
Soken Chemical & Engineer Co. Ltd. (e)	805,000	9,964
T&K Toka Co. Ltd.	150,000	1,923
Thai Carbon Black PCL (For. Reg.)	3,227,400	1,328
Thai Rayon PCL (For. Reg.)	1,497,300	1,353
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Tokyo Printing Ink Manufacturing Co. Ltd.	256,000	$ 446
Yara International ASA	6,500,000	201,404
Yip's Chemical Holdings Ltd. (e)	32,000,000	17,631
		651,077
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.)	850,700	3,158
Mitani Sekisan Co. Ltd.	567,000	3,895
Titan Cement Co. SA (Reg.)	210,000	6,094
		13,147
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd.	55,000	279
Kohsoku Corp. (e)	1,210,200	8,123
Silgan Holdings, Inc.	1,300,000	65,338
Starlite Holdings Ltd.	1,800,000	137
The Pack Corp.	425,000	6,594
		80,471
Metals & Mining - 1.5%
Anvil Mining Ltd. (a)	150,000	292
Avocet Mining PLC (a)(d)	1,300,000	1,678
Blue Earth Refineries, Inc. (a)	274,309	233
Carpenter Technology Corp.	500,000	9,345
Compania de Minas Buenaventura SA sponsored ADR	4,800,000	125,040
Gerdau SA sponsored ADR	7,400,000	86,358
Horsehead Holding Corp. (a)(e)	2,900,000	31,001
HudBay Minerals, Inc. (a)	7,000,000	51,849
Industrias Penoles SA de CV	2,760,000	43,904
Korea Steel Shapes Co. Ltd.	42,000	1,982
Pacific Metals Co. Ltd.	750,000	5,985
Synalloy Corp. (d)	190,383	1,656
Tohoku Steel Co. Ltd. (e)	595,000	6,289
Troy Resources NL	250,000	314
Universal Stainless & Alloy Products, Inc. (a)	101,000	1,779
Uruguay Mineral Exploration, Inc. (a)	1,515,000	436
Webco Industries, Inc. (a)	9,122	401
Yamato Kogyo Co. Ltd.	45,000	1,403
		369,945
TOTAL MATERIALS		1,114,640
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,338,800	$ 56,136
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	22,000,000	25,681
Okinawa Cellular Telephone Co.	209	357
SK Telecom Co. Ltd. sponsored ADR	1,900,000	31,977
		58,015
TOTAL TELECOMMUNICATION SERVICES		114,151
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp. (e)	100,700	3,625
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	5,355
Keiyo Gas Co. Ltd.	425,000	2,107
KyungDong City Gas Co. Ltd.	139,700	5,736
Otaki Gas Co. Ltd.	664,000	3,860
		17,058
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,750,000	50,225
Mega First Corp. Bhd	1,300,000	376
		50,601
TOTAL UTILITIES		71,284
TOTAL COMMON STOCKS (Cost $19,369,692)		21,466,648
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	64,725
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.2%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	3,195	$ 2,498
Wells Fargo & Co. 7.50%	37,000	31,079
		33,577
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	263,600	1,110
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,257,781	17,904
TOTAL FINANCIALS		52,591
TOTAL CONVERTIBLE PREFERRED STOCKS		117,316
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	885
TOTAL PREFERRED STOCKS (Cost $115,062)		118,201
Convertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 14,190	33,915
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	37,150	22,264
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	10,160
TOTAL CONVERTIBLE BONDS (Cost $56,318)		66,339
Money Market Funds - 10.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.37% (b)	2,373,702,226	$ 2,373,702
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	150,564,849	150,565
TOTAL MONEY MARKET FUNDS (Cost $2,524,267)		2,524,267
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $22,065,339)		24,175,455
NET OTHER ASSETS - (0.4)%		(104,611)
NET ASSETS - 100%		$ 24,070,844
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,962,000 or 0.1% of net assets.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27,463
Fidelity Securities Lending Cash Central Fund	11,612
Total	$ 39,075
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 16,139	$ 327	$ -	$ 108	$ 10,352
Abbey PLC	17,715	-	-	-	21,806
Abercrombie & Fitch Co. Class A	-	299,680	-	4,596	248,840
Adams Resources & Energy, Inc.	12,014	-	-	211	6,494
Advocat, Inc.	3,694	-	-	-	1,039
AJIS Co. Ltd.	7,750	2,921	-	177	9,246
Alabama Aircraft Industries, Inc.	439	-	-	-	294
Alps Logistics Co. Ltd.	7,297	8,424	-	324	14,757
American Axle & Manufacturing Holdings, Inc.	30,217	-	11,118	183	-
American HomePatient, Inc.	1,215	-	-	-	521
American Italian Pasta Co. Class A	20,182	980	33,354	-	-
AMERIGROUP Corp.	119,252	-	-	-	115,872
AmSurg Corp.	65,660	47	2,663	-	48,519
ANSYS, Inc.	255,781	197	12,971	-	162,552
AOC Holdings, Inc.	47,956	8,184	2,445	830	55,113
Apria Healthcare Group, Inc.	83,986	-	91,812	-	-
Arctic Cat, Inc.	8,900	1,576	1,737	125	7,518
ARK Restaurants Corp.	2,131	2,827	-	72	4,444
Arrhythmia Research Technology, Inc.	1,610	-	-	-	959
ASTI Corp.	1,901	1,749	-	126	4,625
Atlantic Tele-Network, Inc.	36,717	2,692	-	923	56,136
Axcelis Technologies, Inc.	46,033	474	-	-	5,680
Axis Capital Holdings Ltd.	199,584	37,774	-	5,587	219,241
AZZ, Inc.	49,807	1,650	1,148	-	43,013
Bank of the Ozarks, Inc.	24,969	-	22,252	286	-
Barratt Developments PLC	46,250	4,136	3,084	-	83,406
Basic Energy Services, Inc.	$ 107,680	$ 503	$ -	$ -	$ 27,338
Beazer Homes USA, Inc.	12,460	5,069	963	-	-
Bed Bath & Beyond, Inc.	677,667	18,270	305,251	-	527,181
Belc Co. Ltd.	1,681	14,239	-	131	15,371
Belluna Co. Ltd.	12,457	4,056	121	536	16,592
Bellway PLC	70,675	-	-	1,016	92,404
Black Box Corp.	58,836	-	-	475	54,419
Blyth, Inc.	49,019	2,356	4,231	926	37,716
Brinker International, Inc.	139,764	13,454	-	3,734	143,936
Bristow Group, Inc.	106,851	8,431	1,160	-	86,060
C. Uyemura & Co. Ltd.	2,141	14,089	-	204	27,085
CAE, Inc.	145,836	2,570	-	1,172	92,252
Cagle's, Inc. Class A	1,487	-	607	-	-
Calian Technologies Ltd.	-	6,007	-	172	11,025
Career Education Corp.	180,069	1,834	94,980	-	119,184
Cascade Corp.	43,878	1,756	-	508	26,527
Cathay General Bancorp	62,166	-	38,881	738	-
CEC Entertainment, Inc.	90,636	-	9,647	-	66,362
Chase Corp.	14,901	473	-	282	9,914
Chimney Co. Ltd.	6,071	6,696	-	171	15,869
Chromcraft Revington, Inc.	2,448	5	396	-	-
CKD Corp.	20,768	9,639	240	755	30,753
ClearOne Communications, Inc.	3,622	-	-	-	2,831
Clip Corp.	1,045	806	-	61	2,433
Columbus McKinnon Corp. (NY Shares)	29,478	-	-	-	16,591
Corvel Corp.	22,925	-	7,656	-	-
Cossette, Inc. (sub. vtg.)	5,195	663	-	-	4,865
Coventry Health Care, Inc.	394,376	59,569	-	-	330,602
CPI International, Inc.	15,431	-	6,536	-	-
CRA International, Inc.	31,984	971	14,441	-	-
Craftmade International, Inc.	-	889	-	-	1,664
CSE Global Ltd.	19,582	4,724	-	831	17,583
Cybernet Systems Co. Ltd.	6,387	2,152	-	222	8,255
Cytec Industries, Inc.	$ -	$ 93,685	$ -	$ 522	$ 118,289
D.R. Horton, Inc.	279,112	17,880	22,282	4,691	281,637
Daiichi Kensetsu Corp.	-	8,270	-	186	9,650
Daikokutenbussan Co. Ltd.	5,492	627	2,195	82	-
Dataram Corp.	2,018	-	-	-	1,254
DCC PLC (Ireland)	195,024	-	-	6,937	176,375
Decorator Industries, Inc.	548	-	-	-	144
Delta Apparel, Inc.	3,740	-	-	-	7,264
Diodes, Inc.	67,522	52,737	33,477	-	75,409
Ditech Networks, Inc.	6,403	-	-	-	4,398
Divestco, Inc.	6,876	22	-	-	2,059
DivX, Inc.	19,728	455	3,881	-	11,664
Eagle Test Systems, Inc.	19,925	-	24,693	-	-
East West Bancorp, Inc.	18,792	1,382	13,266	277	49,826
Edge Petroleum Corp.	14,726	-	-	-	1,189
Educational Development Corp.	1,928	-	-	298	1,685
EuroBancshares, Inc.	2,239	-	-	-	2,304
Exactech, Inc.	23,019	1,285	4,028	-	10,082
Excel Co. Ltd.	9,314	11	-	250	9,703
ExpressJet Holdings, Inc. Class A	1,522	-	801	-	-
Fair Isaac Corp.	84,588	-	65,045	153	-
Farstad Shipping ASA	65,174	-	-	1,450	49,128
Federal Screw Works	780	-	-	15	300
First Bancorp, Puerto Rico	70,000	-	7,624	1,909	22,630
Food Empire Holdings Ltd.	7,111	7,020	-	88	9,703
Footstar, Inc.	7,963	-	-	-	2,036
Foremost Income Fund	13,596	-	-	821	7,797
FormFactor, Inc.	42,806	416	45,351	-	-
Fornix Biosciences NV	6,507	448	-	725	4,739
Fossil, Inc.	113,815	41,746	-	-	175,455
FreightCar America, Inc.	23,818	477	13,754	38	-
Fresh Del Monte Produce, Inc.	133,521	367	-	-	136,065
Fujikura Kasei Co., Ltd.	7,660	8,755	206	249	14,194
Gennum Corp.	-	7,042	-	77	7,186
Gildan Activewear, Inc.	167,861	62,062	2,085	-	200,895
Glentel, Inc.	6,695	823	-	251	8,147
Goodfellow, Inc.	7,278	489	-	248	5,950
Greenbrier Companies, Inc.	$ 31,395	$ -	$ 54	$ 180	$ 15,473
Group 1 Automotive, Inc.	28,689	-	277	277	42,717
Gulliver International Co. Ltd.	26,601	370	1,512	373	61,705
Hampshire Group Ltd.	5,520	-	-	-	2,530
Handsome Co. Ltd.	11,391	8,126	-	190	23,610
Hankook Shell Oil Co. Ltd.	7,360	-	136	299	5,465
Health Net, Inc.	-	82,333	-	-	89,298
Heartland Payment Systems, Inc.	-	16,365	-	54	20,467
Helen of Troy Ltd.	63,121	161	1,595	-	65,565
Henry Boot PLC	13,697	3,146	-	792	13,230
Hitachi Systems & Services Ltd.	-	13,283	-	119	32,157
Horsehead Holding Corp.	-	8,648	53	-	31,001
HTL International Holdings Ltd.	5,817	-	-	182	3,961
Hurco Companies, Inc.	-	8,143	-	-	12,532
Hutech Norin Co. Ltd.	3,106	2,942	-	155	8,704
ICT Automatisering NV	4,502	2,717	-	259	5,045
Ildong Pharmaceutical Co. Ltd.	6,023	1,752	-	107	6,725
IMS Health, Inc.	156,750	50,812	-	824	129,000
Innospec, Inc.	37,786	663	1,698	206	25,588
Inoue Kinzoku Kogyo Co. Ltd.	3,062	2,414	-	128	5,146
Intage, Inc.	5,882	8,306	-	397	17,393
Intelligent Digital Integrated Security Co., Ltd.	-	8,527	-	63	9,262
Inter Parfums, Inc.	5,618	11,412	-	171	22,946
Intest Corp.	1,455	-	-	-	154
INTOPS Co. Ltd.	1,892	8,512	-	283	14,523
INZI Controls Co. Ltd.	3,670	1,523	-	60	4,953
IPC Holdings Ltd.	99,494	-	-	2,728	89,699
Isewan Terminal Service Co. Ltd.	8,226	-	-	359	7,570
j2 Global Communications, Inc.	86,292	3,939	2,659	-	88,810
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jack Henry & Associates, Inc.	$ 142,494	$ 1,004	$ 88,891	$ 1,205	$ -
Jack in the Box, Inc.	141,759	-	-	-	138,606
Jackson Hewitt Tax Service, Inc.	31,863	1,380	1,548	738	13,008
JAKKS Pacific, Inc.	46,708	9,379	-	-	32,205
Jaya Holdings Ltd.	50,961	5,945	-	3,159	24,076
JLM Couture, Inc.	327	-	-	-	112
Jos. A. Bank Clothiers, Inc.	40,733	588	686	-	66,777
KEC Holdings Co. Ltd.	2,570	-	-	17	1,281
Kohsoku Corp.	4,152	2,240	-	145	8,123
Komplett ASA	10,754	-	4,069	-	-
Korea Electric Terminal Co. Ltd.	11,379	833	-	124	10,505
KunWha Pharmaceutical Co., Ltd.	-	3,061	-	39	3,535
Kyeryong Construction Industrial Co. Ltd.	4,997	4,881	-	231	12,046
LifePoint Hospitals, Inc.	162,502	-	-	-	156,996
Lincare Holdings, Inc.	307,701	-	-	-	250,019
M/I Homes, Inc.	32,784	918	-	-	23,679
Maine & Maritimes Corp.	5,742	-	1,043	17	3,625
MAIR Holdings, Inc.	8,000	-	-	-	-*
Marine Products Corp.	16,494	-	5,517	273	-
MarineMax, Inc.	5,857	841	-	-	6,700
McCormick & Schmick's Seafood Restaurants	2,988	2,356	-	-	8,396
Medical Action Industries, Inc.	15,588	-	-	-	19,587
Melexis NV	49,123	702	37	2,010	23,391
Mesa Laboratories, Inc.	5,988	725	-	124	6,985
Metro, Inc. Class A (sub. vtg.)	275,476	-	15,534	4,222	341,463
Michang Oil Industrial Co. Ltd.	5,219	-	-	235	6,770
Molina Healthcare, Inc.	49,203	-	5,741	-	29,879
Monarch Casino & Resort, Inc.	12,374	2,487	3,135	-	10,310
Movado Group, Inc.	12,900	9,585	-	120	25,368
Murakami Corp.	5,561	-	-	73	4,228
Nadex Co. Ltd.	851	1,365	-	57	2,864
National Dentex Corp.	5,582	34	-	-	3,817
NBTY, Inc.	$ 129,338	$ 15,632	$ -	$ -	$ 167,426
NCI Building Systems, Inc.	75,197	-	-	-	7,909
NETGEAR, Inc.	53,545	-	-	-	60,119
New Frontier Media, Inc.	4,691	1,230	-	-	4,094
NEXT PLC	247,987	981	48,733	8,682	285,994
Ngai Lik Industrial Holdings Ltd.	1,746	-	457	-	-
Nishimatsuya Chain Co. Ltd.	32,440	11,381	-	553	46,042
NN, Inc.	-	1,729	-	-	2,638
North Central Bancshares, Inc.	2,811	-	-	5	1,901
Nutraceutical International Corp.	13,962	-	-	-	14,237
Oil States International, Inc.	252,448	17,499	-	-	135,169
Old Dominion Freight Lines, Inc.	106,430	2,539	76,652	-	-
OM Group, Inc.	60,997	12,776	-	-	74,884
Omnivision Technologies, Inc.	60,608	-	7,598	-	65,048
Optical Cable Corp.	3,593	-	52	-	1,853
Orbotech Ltd.	28,812	-	-	-	26,656
Orthofix International NV	30,944	-	18,822	-	-
Ozeki Co. Ltd.	30,170	1,962	-	491	33,580
P&F Industries, Inc. Class A	947	55	-	-	592
Pacer International, Inc.	12,448	12,554	-	255	4,526
Pal Co. Ltd.	3,449	2,747	-	147	11,688
Papa John's International, Inc.	84,502	-	5,474	-	69,877
Parker Corp.	765	2,624	-	25	3,621
Patterson Companies, Inc.	157,712	76,109	-	-	217,335
Pervasive Software, Inc.	7,795	-	464	-	9,355
PetMed Express, Inc.	35,482	-	367	-	45,008
Philadelphia Consolidated Holdings Corp.	341,933	-	347,842	-	-
Physicians Formula Holdings, Inc.	7,746	1,346	-	-	1,863
Piolax, Inc.	16,809	993	-	167	16,605
Plantronics, Inc.	119,151	-	37,226	735	-
Plenus Co. Ltd.	$ 47,023	$ 1,486	$ 3,140	$ 1,316	$ 37,842
Pomeroy IT Solutions, Inc.	4,375	-	160	-	7,337
Progress Software Corp.	72,104	-	-	-	55,444
RCM Technologies, Inc.	4,210	-	-	-	2,870
Red Robin Gourmet Burgers, Inc.	621	25,309	-	-	28,121
RenaissanceRe Holdings Ltd.	157,697	-	-	2,914	-
Republic Airways Holdings, Inc.	14,796	3,434	2,641	-	8,960
Rex Stores Corp.	16,871	-	-	-	15,400
Richelieu Hardware Ltd.	18,981	1,642	-	254	20,691
Rimage Corp.	7,367	5,716	992	-	14,586
Ringerikes Sparebank	1,142	-	805	-	-
Rocky Brands, Inc.	2,827	-	135	-	1,880
Rocky Mountain Chocolate Factory, Inc.	3,443	1,774	-	222	4,807
Ross Stores, Inc.	326,457	590	92,658	2,675	-
Ruby Tuesday, Inc.	43,840	896	896	-	47,663
Ruth's Chris Steak House, Inc.	6,540	615	136	-	5,826
Safeway, Inc.	565,128	99,131	-	8,357	488,394
Sakai Moving Service Co. Ltd.	12,186	3,439	-	346	17,803
ScanSource, Inc.	80,635	321	8,929	-	65,619
ScS Upholstery PLC	309	-	-	-	-
Secom Techno Service Co. Ltd.	14,726	10,693	-	750	26,189
SED International Holdings, Inc.	734	-	-	-	384
Senshu Electric Co. Ltd.	4,862	9,058	-	240	13,812
Shibaura Electronics Co. Ltd.	-	3,110	-	75	5,402
Shinsegae Engineering & Construction Co. Ltd.	7,284	-	-	101	3,832
ShoLodge, Inc.	1,006	-	-	-	250
Sigmatron International, Inc.	2,624	-	-	-	783
Simpson Manufacturing Co. Ltd.	74,431	80	84,189	81	-
SinoCom Software Group Ltd.	5,241	2,414	-	877	9,038
SMART Modular Technologies (WWH), Inc.	$ 13,001	$ 10,735	$ -	$ -	$ 18,371
Soken Chemical & Engineer Co. Ltd.	8,515	2,201	-	269	9,964
Sonic Corp.	78,468	10,723	-	-	66,979
Spectrum Control, Inc.	8,337	780	1,353	-	11,297
Sportscene Group, Inc. Class A	5,274	-	-	173	3,809
Stanley Furniture Co., Inc.	9,138	-	-	215	11,825
Stantec, Inc.	77,941	4,030	10,579	-	64,096
Steiner Leisure Ltd.	51,912	-	-	-	53,273
Strattec Security Corp.	11,378	-	55	103	4,970
Strongco Income Fund	3,392	-	-	-	2,504
Sunjin Co. Ltd.	5,820	7	-	-	5,108
Super Micro Computer, Inc.	17,451	4,123	3,122	-	21,636
Swift Energy Co.	50,820	68,858	-	-	60,913
Syneron Medical Ltd.	-	13,013	164	-	16,480
SYNNEX Corp.	74,814	77	-	-	91,162
Takachiho Electric Co. Ltd.	10,482	3,018	-	256	14,185
Tamalpais Bancorp	2,532	-	774	30	-
Tejon Ranch Co.	30,162	-	6,695	-	-
The PMI Group, Inc.	22,402	1,455	1,455	46	20,528
Theragenics Corp.	11,963	-	-	-	4,131
Tohoku Steel Co. Ltd.	8,169	423	-	87	6,289
Tokyo Kisen Co. Ltd.	3,670	1,715	-	126	5,316
Tomen Electronics Corp.	8,456	7,676	-	316	17,541
Total Energy Services, Inc.	22,752	-	-	570	10,798
Total System Services, Inc.	14,685	181,701	-	1,937	202,290
Trancom Co. Ltd.	15,597	-	-	345	19,915
Triad Guaranty, Inc.	1,295	-	309	-	-
Trifast PLC	6,980	438	5	99	3,375
Trio-Tech International	1,066	558	-	-	774
Uni-Select, Inc.	25,655	8,258	-	458	38,213
Unit Corp.	-	88,661	-	-	114,085
United Stationers, Inc.	5,037	36,152	-	-	60,300
Universal Security Instruments, Inc.	1,279	-	-	-	1,291
Up, Inc.	4,121	-	-	134	4,534
US 1 Industries, Inc.	359	490	-	-	630
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
USEC, Inc.	$ 44,892	$ -	$ -	$ -	$ 33,282
USS Co. Ltd.	69,023	54,811	12,842	2,406	131,403
Utah Medical Products, Inc.	13,667	-	-	421	13,110
Varitronix International Ltd.	8,332	5,160	-	259	10,975
Venture Corp. Ltd.	78,119	12,908	-	4,683	92,899
W Holding Co., Inc.	8,738	760	-	234	2,696
W&T Offshore, Inc.	144,108	90,415	2,385	2,126	67,347
Whanin Pharmaceutical Co. Ltd.	3,655	4,202	-	132	8,605
Winland Electronics, Inc.	523	-	10	-	246
Wireless Telecom Group, Inc.	2,033	-	-	-	1,202
Wolverine Tube, Inc.	2,725	-	10	-	298
World Fuel Services Corp.	69,249	620	59,489	380	-
Xyratex Ltd.	26,851	4,788	-	-	17,339
Yip's Chemical Holdings Ltd.	16,297	2,405	-	768	17,631
Young Innovations, Inc.	18,304	-	421	134	20,825
YRC Worldwide, Inc.	49,471	-	16,193	-	-
Yusen Air & Sea Service Co. Ltd.	37,071	21,180	-	584	51,282
Yutaka Giken Co. Ltd.	13,522	4,477	-	234	15,251
Total	$ 11,609,216	$ 2,129,959	$ 1,894,796	$ 112,537	$ 10,043,902
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,825,828	$ 5,761,103	$ 64,725	$ -
Consumer Staples	2,220,490	2,220,472	-	18
Energy	1,623,130	1,411,668	211,462	-
Financials	1,630,339	1,602,866	27,306	167
Health Care	3,425,215	3,425,215	-	-
Industrials	1,839,453	1,839,203	-	250
Information Technology	3,720,319	3,597,273	123,046	-
Materials	1,114,640	1,114,640	-	-
Telecommunication Services	114,151	114,151	-	-
Utilities	71,284	71,284	-	-
Corporate Bonds	66,339	-	66,339	-
Money Market Funds	2,524,267	2,524,267	-	-
Total Investments in Securities:	$ 24,175,455	$ 23,682,142	$ 492,878	$ 435
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,333
Total Realized Gain (Loss)	(9,919)
Total Unrealized Gain (Loss)	2,407
Cost of Purchases	56
Proceeds of Sales	(8,544)
Amortization/Accretion	-
Transfer in/out of Level 3	15,102
Ending Balance	$ 435
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (7,553)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.5%
Canada	5.8%
Japan	5.6%
Bermuda	3.0%
United Kingdom	2.9%
Cayman Islands	2.0%
Taiwan	1.6%
Ireland	1.3%
Switzerland	1.3%
Netherlands	1.2%
Norway	1.1%
Others (individually less than 1%)	6.7%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $747,780,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $148,548) - See accompanying schedule: Unaffiliated issuers (cost $9,656,633)	$ 11,607,286
Fidelity Central Funds (cost $2,524,267)	2,524,267
Other affiliated issuers (cost $9,884,439)	10,043,902
Total Investments (cost $22,065,339)		$ 24,175,455
Cash		4
Foreign currency held at value (cost $1,613)		1,613
Receivable for investments sold		36,956
Receivable for fund shares sold		32,392
Dividends receivable		14,945
Interest receivable		799
Distributions receivable from Fidelity Central Funds		1,004
Prepaid expenses		90
Other receivables		531
Total assets		24,263,789

Liabilities
Payable for investments purchased	$ 6,090
Payable for fund shares redeemed	14,101
Accrued management fee	15,577
Other affiliated payables	4,258
Other payables and accrued expenses	2,354
Collateral on securities loaned, at value	150,565
Total liabilities		192,945

Net Assets		$ 24,070,844
Net Assets consist of:
Paid in capital		$ 22,691,423
Undistributed net investment income		104,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(835,466)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,110,036
Net Assets		$ 24,070,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($21,792,253 ÷ 772,700 shares)	$ 28.20

Class K: Net Asset Value, offering price and redemption price per share ($2,278,591 ÷ 80,742 shares)	$ 28.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Dividends (including $112,537 earned from other affiliated issuers)		$ 307,900
Interest		1,617
Income from Fidelity Central Funds		39,075
Total income		348,592

Expenses
Management fee Basic fee	$ 129,350
Performance adjustment	23,119
Transfer agent fees	48,195
Accounting and security lending fees	1,886
Custodian fees and expenses	2,054
Independent trustees' compensation	144
Depreciation in deferred trustee compensation account	(3)
Registration fees	196
Audit	203
Legal	139
Miscellaneous	870
Total expenses before reductions	206,153
Expense reductions	(482)	205,671
Net investment income (loss)		142,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(455,488)
Other affiliated issuers	(362,563)
Foreign currency transactions	508
Total net realized gain (loss)		(817,543)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $52)	(3,524,491)
Assets and liabilities in foreign currencies	144
Total change in net unrealized appreciation (depreciation)		(3,524,347)
Net gain (loss)		(4,341,890)
Net increase (decrease) in net assets resulting from operations		$ (4,198,969)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,921	$ 231,104
Net realized gain (loss)	(817,543)	4,924,520
Change in net unrealized appreciation (depreciation)	(3,524,347)	(8,785,179)
Net increase (decrease) in net assets resulting from operations	(4,198,969)	(3,629,555)
Distributions to shareholders from net investment income	(138,005)	(478,904)
Distributions to shareholders from net realized gain	(3,208,130)	(2,661,913)
Total distributions	(3,346,135)	(3,140,817)
Share transactions - net increase (decrease)	2,568,888	(3,156,393)
Redemption fees	2,626	2,743
Total increase (decrease) in net assets	(4,973,590)	(9,924,022)

Net Assets
Beginning of period	29,044,434	38,968,456
End of period (including undistributed net investment income of $104,851 and undistributed net investment income of $131,174, respectively)	$ 24,070,844	$ 29,044,434

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Low-Priced Stock

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18
Income from Investment Operations
Net investment income (loss) B	.17	.28	.60 E	.31	.22
Net realized and unrealized gain (loss)	(4.88)	(4.72)	6.49	2.29	8.49
Total from investment operations	(4.71)	(4.44)	7.09	2.60	8.71
Distributions from net investment income	(.17)	(.57)	(.33)	(.26)	(.12)
Distributions from net realized gain	(4.11)	(3.18)	(3.78)	(2.62)	(2.09)
Total distributions	(4.28)	(3.75)	(4.11)	(2.88)	(2.21)
Redemption fees added to paid in capital B,G	-	-	-	-	-
Net asset value, end of period	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68
Total Return A	(13.90)%	(10.50)%	18.22%	6.38%	25.32%
Ratios to Average Net Assets C,F
Expenses before reductions	.99%	.99%	.97%	.88%	.95%
Expenses net of fee waivers, if any	.99%	.99%	.97%	.88%	.95%
Expenses net of all reductions	.98%	.98%	.96%	.87%	.94%
Net investment income (loss)	.67%	.68%	1.36% E	.72%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 21,792	$ 29,044	$ 38,968	$ 35,818	$ 37,565
Portfolio turnover rate D	31%	36%	11%	26%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.20	.08
Net realized and unrealized gain (loss)	(4.86)	(3.33)
Total from investment operations	(4.66)	(3.25)
Distributions from net investment income	(.21)	-
Distributions from net realized gain	(4.11)	-
Total distributions	(4.32)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 28.22	$ 37.20
Total Return B,C	(13.74)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.88% A
Expenses net of fee waivers, if any	.81%	.88% A
Expenses net of all reductions	.81%	.88% A
Net investment income (loss)	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,279	$ 92
Portfolio turnover rate F	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Low-Priced Stock was closed to most new accounts effective with the close of business on December 31, 2003 and reopened after the close of business on Monday, December 15, 2008. After the commencement of Class K, the Fund began offering conversion privileges between Low-Priced Stock and Class K to eligible shareholders of Low-Priced Stock. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Annual Report

3. Significant Accounting Policies - continued

could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short-term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,910,222
Unrealized depreciation	(3,957,123)
Net unrealized appreciation (depreciation)	$ 1,953,099
Undistributed ordinary income	$ 105,154
Undistributed long-term capital gain	$ 69,431
Cost for federal income tax purposes	$ 22,222,356

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 138,005	$ 748,351
Long-term Capital Gains	3,208,130	2,392,466
Total	$ 3,346,135	$ 3,140,817

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,987,176 and $5,966,512, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Low-Priced Stock	$ 47,514.24
Class K	681.06
	$ 48,195

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $148 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,612.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Low-Priced Stock's operating expense. During the period, this reimbursement reduced the class' expenses by $16.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $354 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Low-Priced Stock	$ 93

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008 A
From net investment income
Low-Priced Stock	$ 136,292	$ 478,904
Class K	1,713	-
Total	$ 138,005	$ 478,904
From net realized gain
Low-Priced Stock	$ 3,203,758	$ 2,661,913
Class K	4,372	-
Total	$ 3,208,130	$ 2,661,913

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Low-Priced Stock
Shares sold	159,424	62,687	$ 3,886,132	$ 2,521,120
Conversion to Class K	(77,716)	-	(1,857,081)	-
Reinvestment of distributions	102,374	73,283	3,240,795	3,050,712
Shares redeemed	(192,378)	(213,705)	(4,636,220)	(8,728,325)
Net increase (decrease)	(8,296)	(77,735)	$ 633,626	$ (3,156,493)
Class K
Shares sold	12,795	2	$ 300,771	$ 100
Conversion from Low-Priced Stock	77,721	-	1,857,081	-
Reinvestment of distributions	214	-	6,085	-
Shares redeemed	(9,990)	-	(228,675)	-
Net increase (decrease)	80,740	2	$ 1,935,262	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Edward C. Johnson 3rd and Mr. James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Johnson oversees 262 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-
2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-
present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income.

	Pay Date	Record Date	Dividends	Capital Gains
Low Priced Stock	9/14/09	9/11/09	$0.123	$0.08

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2009, $77,490,994, or, if subsequently determined to be different, the net capital gain of such year.

Low-Priced Stock designates 60% and 100% of the dividends distributed in September and December, respectively as qualifying for the dividends-received deduction for corporate shareholders

Low-Priced Stock designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Low-Priced Stock (retail class), as well as the fund's relative investment performance for Fidelity Low-Priced Stock (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Low-Priced Stock (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Low-Priced Stock (retail class) of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Low-Priced Stock (retail class) of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also stated that the investment performance of Fidelity Low-Priced Stock (retail class) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Low-Priced Stock (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LPS-UANN-0909
1.789249.106

Fidelity®
Low-Priced Stock Fund -
Class K

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class K A	-13.74%	4.01%	9.50%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Low-Priced Stock, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund - Class K on July 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks - battered by the effects of a global credit crisis for most of the year - were aided by early signs of a healing economy during the final months of the year ending July 31, 2009. For roughly half of the 12-month period, equities were in free fall, as a succession of large financial institutions around the world either collapsed or were forced into mergers or government conservatorship, and harried investors relinquished riskier assets in a massive flight to quality. By March, however, as unprecedented government interventions around the world took root, signs of a potential recovery began to emerge: corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. Against this improving backdrop, major equity indexes posted significant gains in March and April, which carried through to the end of the period. For the year overall, the Standard & Poor's 500SM Index declined 19.96%, while the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of domestic equities - was down 19.95%. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62% and the technology-heavy Nasdaq Composite® Index posted a 14.05% loss.

Comments from Joel Tillinghast, Portfolio Manager of Fidelity® Low-Priced Stock Fund: During the period, the fund's Class K shares returned -13.74%, widely outpacing the -20.72% mark of the Russell 2000® Index. This relative outperformance was driven by good stock selection, favorable sector positioning and a hefty stake in cash. In particular, the fund benefited from an overweighting and favorable stock picking in consumer discretionary, a sizable, early-period overweighting in the defensive consumer staples sector, underrepresentation in the financials and industrials sectors and picking some of the better stocks in the otherwise weak-performing energy group. Among the top relative contributors were home goods retailer Bed Bath & Beyond, managed care giant UnitedHealth Group, U.K.-based NEXT, an apparel retailer, and Canadian grocery store chain Metro. Despite a currency head wind due to a generally stronger U.S. dollar, the fund's foreign holdings were mostly beneficial. On the flip side, poor stock selection in the financials sector, especially among insurance companies and banks, hurt. The biggest relative detractor was a small, but still toxic stake in the preferred stock of American International Group (AIG), which received a federal bailout last fall. Also dragging down the return was Norwegian fertilizer company Yara International and Brazilian oil company Petrobras, the latter of which was sold from the portfolio. All of the stocks I've mentioned were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Low-Priced Stock	1.15%
Actual		$ 1,000.00	$ 1,303.10	$ 6.57
Hypothetical A		$ 1,000.00	$ 1,019.09	$ 5.76
Class K	.96%
Actual		$ 1,000.00	$ 1,304.70	$ 5.49
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.1	4.2
Bed Bath & Beyond, Inc.	2.2	2.5
Safeway, Inc.	2.0	2.7
Oracle Corp.	1.6	2.2
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.4	0.8
Metro, Inc. Class A (sub. vtg.)	1.4	1.9
Coventry Health Care, Inc.	1.4	1.1
Unum Group	1.2	1.2
NEXT PLC	1.2	1.0
D.R. Horton, Inc.	1.2	0.8
	16.7
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	20.9
Information Technology	15.5	14.8
Health Care	14.2	15.2
Consumer Staples	9.2	11.8
Industrials	7.6	7.9
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks 89.2%		Stocks 87.8%
	Convertible Securities 0.7%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 10.1%		Short-Term Investments and Net Other Assets 11.4%
* Foreign investments	32.5%	** Foreign investments	28.2%

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.9%
Auto Components - 1.7%
ASTI Corp. (e)	1,683,000	$ 4,625
Autoliv, Inc.	10,000	358
Drew Industries, Inc. (a)	925,016	17,751
Exedy Corp.	190,000	4,488
FCC Co. Ltd.	565,000	9,131
Federal Screw Works (e)	150,000	300
Halla Climate Control Co.	100,000	817
Hi-Lex Corp.	1,074,300	9,629
INZI Controls Co. Ltd. (e)	1,516,000	4,953
Johnson Controls, Inc.	8,400,000	217,392
Motonic Corp.	1,642,150	10,610
Murakami Corp. (e)	800,000	4,228
Musashi Seimitsu Industry Co. Ltd.	925,000	18,312
Nippon Seiki Co. Ltd.	1,600,000	19,702
Nissin Kogyo Co. Ltd.	825,000	11,650
Nittan Valve Co. Ltd.	290,000	1,042
Nokian Tyres PLC	110,000	2,323
Piolax, Inc. (e)	965,000	16,605
Samsung Climate Control Co. Ltd.	330,050	2,014
Semperit AG Holding	785,000	21,537
Sewon Precision Industries Co. Ltd.	49,860	1,603
SJM Co. Ltd.	336,800	1,154
Strattec Security Corp. (e)	342,788	4,970
Yutaka Giken Co. Ltd. (e)	1,127,300	15,251
		400,445
Automobiles - 0.0%
Glendale International Corp. (a)	350,000	114
Thor Industries, Inc.	9,974	238
Yachiyo Industry Co. Ltd.	450,000	4,143
		4,495
Distributors - 0.2%
Doshisha Co. Ltd.	495,000	7,696
Educational Development Corp. (e)	372,892	1,685
Goodfellow, Inc. (e)	857,000	5,950
SPK Corp.	125,000	1,564
Strongco Income Fund (e)	731,062	2,504
Uni-Select, Inc. (e)	1,605,000	38,213
		57,612
Diversified Consumer Services - 1.0%
Career Education Corp. (a)(e)	5,200,000	119,184
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Clip Corp. (e)	288,100	$ 2,433
Hillenbrand, Inc.	375,014	6,795
Jackson Hewitt Tax Service, Inc. (e)	2,150,050	13,008
Kyoshin Co. Ltd.	130,000	275
Matthews International Corp. Class A	320,000	10,003
Meiko Network Japan Co. Ltd.	610,000	3,469
Noah Education Holdings Ltd. ADR	350,000	1,691
Regis Corp.	300,000	4,098
Shingakukai Co. Ltd.	200,000	702
Shuei Yobiko Co. Ltd.	125,000	647
Steiner Leisure Ltd. (a)(e)	1,680,000	53,273
Step Co. Ltd.	525,000	2,763
Up, Inc. (e)	780,000	4,534
Waseda Academy Co. Ltd.	15,000	105
Weight Watchers International, Inc.	250,000	6,970
		229,950
Hotels, Restaurants & Leisure - 3.2%
Aeon Fantasy Co. Ltd.	50,000	651
ARK Restaurants Corp. (e)	348,804	4,444
Benihana, Inc. (a)	530,780	4,570
Benihana, Inc. Class A (sub. vtg.) (a)	171,322	1,374
Brazil Fast Food Corp. (a)	5,000	16
Brinker International, Inc. (e)	8,650,000	143,936
Carnival Corp. unit	100,000	2,799
CEC Entertainment, Inc. (a)(e)	2,275,011	66,362
Chimney Co. Ltd. (e)	909,900	15,869
Darden Restaurants, Inc.	1,925,000	62,351
Flanigan's Enterprises, Inc. (a)	50,357	252
Flight Centre LTD	830,000	6,733
Jack in the Box, Inc. (a)(e)	6,569,000	138,606
McCormick & Schmick's Seafood Restaurants (a)(e)	1,084,777	8,396
Monarch Casino & Resort, Inc. (a)(e)	1,136,676	10,310
Papa John's International, Inc. (a)(e)	2,749,964	69,877
Plenus Co. Ltd. (e)	2,600,000	37,842
Red Robin Gourmet Burgers, Inc. (a)(e)	1,502,203	28,121
Royal Caribbean Cruises Ltd. (d)	2,500,000	36,300
Ruby Tuesday, Inc. (a)(e)	6,372,030	47,663
Ruth's Chris Steak House, Inc. (a)(e)	1,486,311	5,826
Sonic Corp. (a)(e)	6,072,400	66,979
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sportscene Group, Inc. Class A (e)	400,000	$ 3,809
St. Marc Holdings Co. Ltd.	270,000	8,676
		771,762
Household Durables - 2.9%
Abbey PLC (a)(e)	3,400,000	21,806
Barratt Developments PLC (a)(e)	25,150,099	83,406
Bellway PLC (e)	7,525,000	92,404
Blyth, Inc. (e)	888,900	37,716
Chromcraft Revington, Inc. (a)	217,146	180
Craftmade International, Inc. (a)(e)	570,026	1,664
D.R. Horton, Inc. (e)	24,300,000	281,637
Decorator Industries, Inc. (a)(e)	243,515	144
Dorel Industries, Inc. Class B (sub. vtg.)	365,000	8,470
Emak SpA	50,000	227
Ethan Allen Interiors, Inc.	421,515	5,366
First Juken Co. Ltd.	305,000	1,670
Helen of Troy Ltd. (a)(e)	3,014,500	65,565
Henry Boot PLC (e)	10,774,000	13,230
Hooker Furniture Corp.	100,000	1,373
HTL International Holdings Ltd. (e)	26,512,500	3,961
Intelligent Digital Integrated Security Co., Ltd. (e)	755,000	9,262
M/I Homes, Inc. (e)	1,803,400	23,679
Maruzen Co., Ltd.	835,000	4,077
Ngai Lik Industrial Holdings Ltd. (a)	20,000,000	382
P&F Industries, Inc. Class A (a)(e)	361,038	592
Pulte Homes, Inc.	100,000	1,137
Stanley Furniture Co., Inc. (e)	1,075,000	11,825
Steinhoff International Holdings Ltd.	200,000	397
Tempur-Pedic International, Inc.	2,000,000	29,660
		699,830
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (d)(e)	4,025,000	16,592
PetMed Express, Inc. (a)(e)	2,425,000	45,008
YES24 Co. Ltd.	100,000	513
		62,113
Leisure Equipment & Products - 0.2%
Accell Group NV	69,500	3,081
Arctic Cat, Inc. (e)	1,220,380	7,518
Brunswick Corp.	274,992	1,974
Giant Manufacturing Co. Ltd.	100,000	277
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
JAKKS Pacific, Inc. (a)(e)	2,793,139	$ 32,205
Marine Products Corp.	1,499,975	8,445
Polaris Industries, Inc. (d)	10,000	379
Pool Corp.	10,000	236
Trigano SA	5,000	74
		54,189
Media - 1.4%
Ascent Media Corp. (a)	558,754	15,489
Astral Media, Inc. Class A (non-vtg.)	2,650,000	72,193
Carrere Group (a)	55,000	0*
Chime Communications PLC	2,700,000	5,413
Cossette, Inc. (sub. vtg.) (a)(e)	1,037,800	4,865
Intage, Inc. (e)	974,300	17,393
New Frontier Media, Inc. (a)(e)	1,949,400	4,094
Omnicom Group, Inc.	6,250,000	212,500
Saga Communications, Inc. Class A (a)	375,077	2,052
STW Group Ltd.	200,000	105
Tow Co. Ltd.	440,000	2,558
TVA Group, Inc. Class B (non-vtg.)	1,250,000	12,009
		348,671
Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	1,500,000	69,180
Don Quijote Co. Ltd. (d)	3,000,000	62,499
Harvey Norman Holdings Ltd.	19,100,000	52,393
Izumi Co. Ltd.	10,000	137
NEXT PLC (e)	10,040,000	285,994
Tuesday Morning Corp. (a)	1,923,316	8,924
Zakkaya Bulldog Co. Ltd.	136,900	601
		479,728
Specialty Retail - 8.2%
Abercrombie & Fitch Co. Class A (d)(e)	8,703,740	248,840
Aeropostale, Inc. (a)	760,000	27,664
Asbury Automotive Group, Inc.	15,000	210
AutoZone, Inc. (a)	900,000	138,213
bebe Stores, Inc.	720,000	5,234
Bed Bath & Beyond, Inc. (a)(e)	15,170,671	527,181
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	56,795
Brown Shoe Co., Inc.	1,300,912	10,082
Camaieu SA	7,000	1,447
Charlotte Russe Holding, Inc. (a)	174,997	2,627
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Christopher & Banks Corp.	100,100	$ 793
Esprit Holdings Ltd.	50,000	361
Footstar, Inc. (e)	2,016,000	2,036
Friedmans, Inc. Class A (a)	1,500,000	0*
Gamestop Corp. Class A (a)	625,000	13,681
Glentel, Inc. (e)	705,000	8,147
Group 1 Automotive, Inc. (d)(e)	1,450,000	42,717
Gulliver International Co. Ltd. (d)(e)	1,049,980	61,705
Honeys Co. Ltd.	550,000	4,447
Hot Topic, Inc. (a)	1,650,000	12,755
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,825,000	66,777
Jumbo SA	3,700,000	40,342
K'S Denki Corp.	25,000	743
Kyoto Kimono Yuzen Co. Ltd.	285,000	2,506
Le Chateau, Inc. Class A (sub. vtg.)	1,974,340	22,083
Leon's Furniture Ltd.	25,000	230
Lithia Motors, Inc. Class A (sub. vtg.)	1,597,105	19,149
Macintosh Retail Group NV	5,000	73
MarineMax, Inc. (a)(e)	995,546	6,700
Mr. Bricolage SA	250,000	4,237
Nafco Co. Ltd.	785,000	12,960
Nishimatsuya Chain Co. Ltd. (e)	4,500,000	46,042
Oriental Watch Holdings Ltd.	8,000,000	1,899
OSIM International Ltd. warrants 6/23/11 (a)	40,626,503	5,787
Pal Co. Ltd. (e)	601,000	11,688
Point, Inc.	35,000	1,887
Pomeroy IT Solutions, Inc. (a)(e)	1,226,889	7,337
Reitmans (Canada) Ltd. Class A (non-vtg.)	125,000	1,653
Rent-A-Center, Inc. (a)	10,000	208
Rex Stores Corp. (a)(e)	1,375,000	15,400
Right On Co. Ltd.	300,000	2,997
RONA, Inc. (a)	425,000	5,416
Ross Stores, Inc.	6,250,000	275,563
SAZABY, Inc.	360,000	5,339
ScS Upholstery PLC (a)	2,400,000	0*
Second Chance Properties Ltd.	7,711,000	1,313
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	32
Shimamura Co. Ltd.	2,000	181
Shoe Carnival, Inc. (a)	24,500	306
Sonic Automotive, Inc. Class A (sub. vtg.)	2,839,000	34,920
Staples, Inc.	100,000	2,102
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Super Cheap Auto Group Ltd.	100,000	$ 368
The Men's Wearhouse, Inc.	1,290,000	27,877
Tsutsumi Jewelry Co. Ltd.	17,000	342
Tween Brands, Inc. (a)	990,517	7,171
United Arrows Ltd.	75,000	495
USS Co. Ltd. (e)	2,100,000	131,403
Williams-Sonoma, Inc.	3,000,000	42,180
Workman Co. Ltd.	805,000	10,312
Zale Corp. (a)	200,000	1,184
		1,982,137
Textiles, Apparel & Luxury Goods - 2.8%
Adolfo Dominguez SA	135,000	2,272
Arts Optical International Holdings Ltd.	10,000,000	3,613
Bijou Brigitte Modische Accessoires AG	45,000	6,290
Cherokee, Inc. (d)	293,784	5,964
Coach, Inc.	5,000	148
Columbia Sportswear Co. (d)	400,025	14,165
Delta Apparel, Inc. (a)(e)	859,700	7,264
Folli Follie SA	925,000	19,723
Fossil, Inc. (a)(e)	6,661,171	175,455
Gildan Activewear, Inc. (a)(e)	12,050,900	200,895
Hampshire Group Ltd. (a)(e)	920,000	2,530
Handsome Co. Ltd. (e)	2,436,150	23,610
Il Jeong Industrial Co. Ltd.	6,840	73
JLM Couture, Inc. (a)(e)	197,100	112
K-Swiss, Inc. Class A	2,679,006	29,040
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	125,000	1,004
Liz Claiborne, Inc. (d)	1,300,000	4,108
Marimekko Oyj	110,000	1,518
Movado Group, Inc. (e)	1,776,500	25,368
Polo Ralph Lauren Corp. Class A	250,000	15,763
Quiksilver, Inc. (a)	2,000,000	4,300
Rocky Brands, Inc. (a)(d)(e)	500,022	1,880
Sanei-International Co. Ltd.	250,000	2,738
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,331,650	46,077
Sun Hing Vision Group Holdings Ltd.	4,500,000	1,783
Ted Baker PLC	250,000	1,562
Texwinca Holdings Ltd.	16,000,000	12,532
Timberland Co. Class A (a)	3,499,962	47,739
Tungtex Holdings Co. Ltd.	1,200,000	243
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Van de Velde	75,000	$ 2,982
Victory City International Holdings Ltd.	3,500,000	560
Volcom, Inc. (a)	500,000	6,065
Youngone Corp.	108,000	738
Youngone Holdings Co. Ltd.	27,000	427
Yue Yuen Industrial (Holdings) Ltd.	600,000	1,630
		670,171
TOTAL CONSUMER DISCRETIONARY		5,761,103
CONSUMER STAPLES - 9.2%
Beverages - 1.6%
Baron de Ley SA (a)	219,063	8,805
C&C Group PLC	1,400,000	4,090
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,000,000	204,900
Dynasty Fine Wines Group Ltd.	2,000,000	477
Guinness Anchor Bhd	10,000	18
Hansen Natural Corp. (a)	1,500,000	46,515
PepsiAmericas, Inc.	4,100,000	109,798
		374,603
Food & Staples Retailing - 5.0%
Belc Co. Ltd. (e)	1,750,000	15,371
Cosmos Pharmaceutical Corp.	525,000	11,126
Create SD Holdings Co. Ltd.	1,035,000	22,426
CVS Caremark Corp.	1,600,000	53,568
Daikokutenbussan Co. Ltd.	600,000	11,339
Fyffes PLC (Ireland)	1,000,000	542
Growell Holdings Co. Ltd.	294,989	5,004
Halows Co. Ltd.	855,000	6,208
Ingles Markets, Inc. Class A	729,860	12,196
Majestic Wine PLC (d)	450,016	1,466
Metro, Inc. Class A (sub. vtg.) (e)	10,900,000	341,463
Ozeki Co. Ltd. (e)	1,124,600	33,580
Safeway, Inc. (e)	25,800,000	488,394
San-A Co. Ltd.	400,000	14,755
Shinsegae Food Co. Ltd.	17,000	827
Sligro Food Group NV	1,670,000	44,200
Sundrug Co. Ltd. (d)	180,000	4,024
Sysco Corp.	25,000	594
Tsuruha Holdings, Inc.	125,000	3,964
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	161,104	$ 4,693
Walgreen Co.	4,000,000	124,200
Yaoko Co. Ltd.	430,000	13,476
		1,213,416
Food Products - 1.7%
American Italian Pasta Co. Class A (a)(d)	825,000	25,955
ARYZTA AG (a)	1,850,000	64,918
Chiquita Brands International, Inc. (a)	1,050,000	12,863
Food Empire Holdings Ltd. (e)	46,550,000	9,703
Fresh Del Monte Produce, Inc. (a)(e)	6,355,200	136,065
Fukushima Foods Co., Ltd.	135,000	2,283
Global Bio-Chem Technology Group Co. Ltd.	12,500,000	2,436
Greggs PLC	760,000	5,000
Industrias Bachoco SA de CV sponsored ADR	2,325,000	47,198
Kerry Group PLC Class A	100,000	2,369
Nam Yang Dairy Products	11,000	4,489
Pacific Andes (Holdings) Ltd.	72,543,477	14,366
Pacific Andes (Holdings) Ltd. warrants 7/16/09 (a)	7,208,695	626
Pacific Andes International Holdings Ltd.	46,500,000	7,680
People's Food Holdings Ltd.	31,305,000	15,226
President Rice Products PCL	62,000	248
Rocky Mountain Chocolate Factory, Inc. (e)	592,669	4,807
Samyang Genex Co. Ltd.	145,795	7,214
Select Harvests Ltd.	1,625,000	4,281
Smithfield Foods, Inc. (a)(d)	3,100,030	42,005
Sunjin Co. Ltd. (a)(e)	219,900	5,108
Synear Food Holdings Ltd. (a)	15,000,000	2,814
Timbercorp Ltd.	254,947	9
United Food Holdings Ltd. (a)	22,400,000	1,245
Yutaka Foods Corp.	261,700	3,651
		422,559
Personal Products - 0.9%
Beauty China Holdings Ltd.	200,000	9
CCA Industries, Inc.	97,700	370
Inter Parfums, Inc. (e)	2,245,217	22,946
NBTY, Inc. (a)(e)	4,625,019	167,426
Nutraceutical International Corp. (a)(e)	1,143,504	14,237
Physicians Formula Holdings, Inc. (a)(e)	1,149,992	1,863
Prestige Brands Holdings, Inc. (a)	300,000	1,959
		208,810
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	$ 217
TOTAL CONSUMER STAPLES		2,219,605
ENERGY - 6.8%
Energy Equipment & Services - 2.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	11,876
Basic Energy Services, Inc. (a)(e)	4,050,000	27,338
Bristow Group, Inc. (a)(d)(e)	2,600,000	86,060
CE Franklin Ltd. (a)	775,000	4,115
Dawson Geophysical Co. (a)	50,000	1,521
Divestco, Inc. (a)(e)	3,577,000	2,059
Enerflex Systems Income Fund (d)	500,000	4,581
Ensign Energy Services, Inc.	1,000,000	15,167
Farstad Shipping ASA (e)	2,500,000	49,128
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	76,287
Global Industries Ltd. (a)	4,000,038	27,320
Gulf Island Fabrication, Inc.	117,600	1,705
Hercules Offshore, Inc. (a)	1,350,000	6,399
North American Energy Partners, Inc. (a)	5,000	27
Oil States International, Inc. (a)(e)	4,984,108	135,169
Pason Systems, Inc.	800,000	6,973
Peak Energy Services Trust (a)	250,000	149
ProSafe ASA	7,900,000	41,420
Prosafe Production Public Ltd. (a)	7,500,000	14,066
Solstad Offshore ASA	1,250,000	20,181
Superior Well Services, Inc. (a)	20,000	131
Total Energy Services, Inc. (e)	2,945,000	10,798
Union Drilling, Inc. (a)	15,000	107
Unit Corp. (a)(e)	3,600,047	114,085
Wenzel Downhole Tools Ltd. (a)	100,000	91
		656,753
Oil, Gas & Consumable Fuels - 4.0%
Adams Resources & Energy, Inc. (e)	421,700	6,494
AOC Holdings, Inc. (e)	5,800,000	55,113
Berry Petroleum Co. Class A	100,000	2,372
Cimarex Energy Co.	3,000,000	107,340
Edge Petroleum Corp. (a)(e)	2,864,976	1,189
ENI SpA	9,050,000	211,462
Frontier Oil Corp.	25,000	348
Hankook Shell Oil Co. Ltd. (e)	75,000	5,465
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Corp.	100,000	$ 2,127
Mariner Energy, Inc. (a)(f)	1,831,700	21,962
Mariner Energy, Inc. (a)	2,100,000	25,179
Michang Oil Industrial Co. Ltd. (e)	173,900	6,770
National Energy Group, Inc. (a)	548,313	2,171
Oil Search Ltd.	16,313,657	76,947
Pebercan, Inc. (a)	1,150,000	1,035
Penn Virginia Corp.	200,000	3,842
Petro-Canada	4,000,000	165,183
Petroleum Development Corp. (a)	201,000	3,385
Stone Energy Corp. (a)	125,000	1,358
Swift Energy Co. (a)(e)	3,092,015	60,913
Tesoro Corp.	3,600,000	47,124
Tsakos Energy Navigation Ltd.	300,000	5,337
USEC, Inc. (a)(d)(e)	8,600,000	33,282
W&T Offshore, Inc. (d)(e)	6,300,000	67,347
World Fuel Services Corp.	1,200,000	52,632
		966,377
TOTAL ENERGY		1,623,130
FINANCIALS - 6.6%
Capital Markets - 0.1%
GFI Group, Inc.	250,000	1,613
Massachusetts Financial Corp. Class A (a)	33,494	207
TradeStation Group, Inc. (a)	1,250,000	9,363
		11,183
Commercial Banks - 0.6%
Anglo Irish Bank Corp. PLC (d)	9,500,373	5,794
Bank of the Ozarks, Inc. (d)	449,967	11,375
Cathay General Bancorp (d)	2,400,040	21,888
Center Financial Corp., California	135,800	447
Dimeco, Inc.	16,140	583
East West Bancorp, Inc. (e)	5,636,450	49,826
EuroBancshares, Inc. (a)(e)	1,071,513	2,304
First Bancorp, Puerto Rico (d)(e)	7,300,000	22,630
Hanmi Financial Corp.	1,554,996	2,737
Intervest Bancshares Corp. Class A (a)	13,229	42
Nara Bancorp, Inc.	40,000	236
National Penn Bancshares, Inc.	20,000	100
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Oriental Financial Group, Inc.	1,150,000	$ 16,227
Pacific Premier Bancorp, Inc. (a)	125,000	526
S.Y. Bancorp, Inc.	4,688	115
Smithtown Bancorp, Inc.	8,738	101
Sparebanken More (primary capital certificate)	76,674	2,438
Sparebanken Rogaland (primary capital certificate)	960,000	5,088
Tamalpais Bancorp	144,661	434
The First Bancorp, Inc.	9,711	190
Vestjysk Bank AS (Reg.) (a)	105,600	1,890
W Holding Co., Inc. (d)(e)	263,050	2,696
Wilshire Bancorp, Inc.	200,000	1,472
		149,139
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	11,906,000	8,403
First Cash Financial Services, Inc. (a)	100,000	1,880
Nicholas Financial, Inc. (a)	182,570	1,199
		11,482
Diversified Financial Services - 0.0%
CIT Group, Inc.	8,653,509	7,529
Newship Ltd.	2,500	167
Ricoh Leasing Co. Ltd.	10,000	199
		7,895
Insurance - 5.2%
Assurant, Inc.	5,400,000	137,808
Axis Capital Holdings Ltd. (e)	7,703,482	219,241
Employers Holdings, Inc.	630,048	8,770
Endurance Specialty Holdings Ltd.	2,552,987	85,193
FBL Financial Group, Inc. Class A (d)	310,002	3,041
First Mercury Financial Corp.	245,000	3,540
Genworth Financial, Inc. Class A	13,500,000	93,150
IPC Holdings Ltd. (e)	3,099,494	89,699
Lincoln National Corp.	4,835,932	102,473
National Interstate Corp.	367,823	6,628
National Western Life Insurance Co. Class A	148,870	19,818
Protective Life Corp.	1,605,000	23,995
RenaissanceRe Holdings Ltd.	3,100,000	155,775
Unico American Corp.	30,419	244
Unum Group	15,525,000	291,404
		1,240,779
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc.	50,000	$ 101
Kite Realty Group Trust	10,000	32
ProLogis Trust	72,000	633
VastNed Offices/Industrial NV	100,000	1,520
		2,286
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	200,000	1,091
Forestar Group, Inc. (a)	200,000	2,604
Relo Holdings Corp.	275,000	3,535
Tejon Ranch Co. (a)	746,775	19,745
		26,975
Thrifts & Mortgage Finance - 0.5%
First Financial Service Corp. (d)	102,373	1,739
Genworth MI Canada, Inc.	5,750,000	103,808
North Central Bancshares, Inc. (e)	133,861	1,901
The PMI Group, Inc. (d)(e)	8,925,000	20,528
WSB Holdings, Inc.	15,564	33
		128,009
TOTAL FINANCIALS		1,577,748
HEALTH CARE - 14.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	3,000,000	186,930
Biogen Idec, Inc. (a)	250,000	11,888
Vital BioTech Holdings Ltd. (a)	5,000,000	146
		198,964
Health Care Equipment & Supplies - 1.5%
Anika Therapeutics, Inc. (a)	40,000	232
Atrion Corp.	10,000	1,302
COLTENE Holding AG	4,500	194
Cooper Companies, Inc.	725,012	19,894
Corin Group PLC	250,000	276
Covidien PLC	70,975	2,684
Exactech, Inc. (a)(e)	707,500	10,082
Golden Meditech Co. Ltd. (a)	11,000,000	2,072
Immucor, Inc. (a)	125,000	2,083
Kinetic Concepts, Inc. (a)	2,350,000	74,307
Mani, Inc.	175,000	11,191
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medical Action Industries, Inc. (a)(e)	1,568,250	$ 19,587
Nakanishi, Inc.	271,300	19,069
National Dentex Corp. (a)(e)	565,449	3,817
Orthofix International NV (a)	152,831	4,258
Prim SA	450,000	4,137
Span-America Medical System, Inc.	100,758	1,193
St. Shine Optical Co. Ltd.	100,000	453
Stryker Corp.	50,000	1,944
Syneron Medical Ltd. (a)(e)	2,000,000	16,480
Techno Medica Co. Ltd.	86	277
Theragenics Corp. (a)(e)	3,304,620	4,131
Top Glove Corp. Bhd	850,000	1,665
Utah Medical Products, Inc. (e)	460,000	13,110
Varian Medical Systems, Inc. (a)	125,000	4,409
Young Innovations, Inc. (e)	822,481	20,825
Zimmer Holdings, Inc. (a)	2,400,000	111,840
		351,512
Health Care Providers & Services - 9.9%
Advocat, Inc. (a)(e)	345,254	1,039
Almost Family, Inc. (a)	50,000	1,586
Amedisys, Inc. (a)(d)	1,255,000	56,111
American HomePatient, Inc. (a)(e)	1,735,000	521
AMERIGROUP Corp. (a)(e)	4,694,967	115,872
AmSurg Corp. (a)(e)	2,353,000	48,519
AS One Corp.	125,000	2,246
Centene Corp. (a)	600,000	11,586
CML Healthcare Income Fund	500,000	6,010
Corvel Corp. (a)	391,865	9,569
Coventry Health Care, Inc. (a)(e)	14,374,006	330,602
Grupo Casa Saba SA de CV sponsored ADR	698,787	10,482
Health Grades, Inc. (a)	400,046	1,912
Health Net, Inc. (a)(e)	6,600,000	89,298
Healthspring, Inc. (a)	2,652,011	33,495
Healthways, Inc. (a)	1,444,998	21,299
Henry Schein, Inc. (a)	150,000	7,707
Hoshiiryou Sanki Co. Ltd.	60,000	1,181
InVentiv Health, Inc. (a)	30,000	460
Japan Medical Dynamic Marketing, Inc.	100,000	216
Kindred Healthcare, Inc. (a)	50,000	702
LifePoint Hospitals, Inc. (a)(e)	5,675,920	156,996
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Lincare Holdings, Inc. (a)(e)	9,550,000	$ 250,019
MEDNAX, Inc. (a)	100,000	4,635
Molina Healthcare, Inc. (a)(d)(e)	1,325,000	29,879
Patterson Companies, Inc. (a)(d)(e)	8,570,000	217,335
ResCare, Inc. (a)	1,200,000	18,744
Triple-S Management Corp. (a)	606,893	10,372
U.S. Physical Therapy, Inc. (a)	10,000	164
United Drug PLC:
(Ireland)	5,393,000	14,527
(United Kingdom)	505,800	1,369
UnitedHealth Group, Inc.	26,800,700	752,019
Universal American Financial Corp. (a)	1,705,007	15,516
VCA Antech, Inc. (a)	10,000	256
Wellcare Health Plans, Inc. (a)(d)	1,997,000	44,453
WellPoint, Inc. (a)	2,250,000	118,440
		2,385,137
Health Care Technology - 0.5%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	959
IMS Health, Inc. (e)	10,750,000	129,000
		129,959
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	3,000,000	99,210
eResearchTechnology, Inc. (a)	10,000	55
Harvard Bioscience, Inc. (a)	13,412	56
ICON PLC sponsored ADR	2,100,000	49,350
Medtox Scientific, Inc. (a)	283,643	2,553
SeraCare Life Sciences, Inc. (a)	86,981	114
Thermo Fisher Scientific, Inc. (a)	1,200,000	54,336
Waters Corp. (a)	100,000	5,025
		210,699
Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)	3,000,000	63,030
Forest Laboratories, Inc. (a)	1,545,000	39,907
Fornix Biosciences NV (e)	465,022	4,739
Hisamitsu Pharmaceutical Co., Inc.	10,000	346
Ildong Pharmaceutical Co. Ltd. (e)	275,013	6,725
KunWha Pharmaceutical Co., Ltd. (e)	325,000	3,535
KV Pharmaceutical Co. Class A (a)(d)	4,050,450	9,316
Medicis Pharmaceutical Corp. Class A	10,000	171
Obagi Medical Products, Inc. (a)	10,000	76
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Torii Pharmaceutical Co. Ltd.	620,000	$ 11,199
Whanin Pharmaceutical Co. Ltd. (e)	740,940	8,605
Yuyu Pharma, Inc.	255,000	1,295
		148,944
TOTAL HEALTH CARE		3,425,215
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.8%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	294
CAE, Inc. (e)	13,900,400	92,252
Esterline Technologies Corp. (a)	10,000	284
Moog, Inc. Class A (a)	3,899,958	105,143
		197,973
Air Freight & Logistics - 0.3%
Air T, Inc.	89,987	760
Atlas Air Worldwide Holdings, Inc. (a)	10,000	250
Dynamex, Inc. (a)	129,283	2,013
Kintetsu World Express, Inc.	500,000	12,208
Pacer International, Inc. (e)	1,825,017	4,526
Sinwa Ltd.	8,047,000	1,426
Yusen Air & Sea Service Co. Ltd. (d)(e)	4,046,500	51,282
		72,465
Airlines - 0.0%
MAIR Holdings, Inc. (e)	2,000,026	0*
Pinnacle Airlines Corp. (a)	599,953	2,004
Republic Airways Holdings, Inc. (a)(e)	1,750,000	8,960
Ryanair Holdings PLC sponsored ADR (a)	25,000	708
SkyWest, Inc.	50,000	634
		12,306
Building Products - 0.2%
AAON, Inc.	360,000	7,060
Gibraltar Industries, Inc.	30,000	233
Insteel Industries, Inc.	300,000	3,057
Kingspan Group PLC (Ireland)	2,625,000	17,659
Kondotec, Inc.	498,400	3,208
NCI Building Systems, Inc. (a)(d)(e)	2,007,400	7,909
		39,126
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
AJIS Co. Ltd. (e)	438,500	$ 9,246
Cintas Corp.	3,550,000	89,389
Fursys, Inc.	255,000	5,349
HNI Corp. (d)	252,300	5,621
Knoll, Inc.	2,100,000	20,559
Mitie Group PLC	5,450,000	21,580
Moshi Moshi Hotline, Inc.	100,000	1,913
Secom Techno Service Co. Ltd. (e)	935,000	26,189
United Stationers, Inc. (a)(e)	1,299,000	60,300
Viad Corp.	15,000	266
VICOM Ltd.	1,617,000	2,101
		242,513
Construction & Engineering - 0.4%
Arcadis NV	1,250,000	23,588
Chicago Bridge & Iron Co. NV (NY Shares)	100,000	1,395
Chodai Co. Ltd.	100,000	291
Commuture Corp.	550,000	3,738
Daiichi Kensetsu Corp. (e)	1,302,400	9,650
Dongyang Express & Construction Corp.	122,584	1,905
Hanil Construction Co. Ltd.	50,000	240
Hibiya Engineering Ltd. (d)	790,000	6,538
Hyder Consulting PLC	275,000	691
Imtech NV	900,000	19,125
Kaneshita Construction Co. Ltd.	925,000	2,738
KHD Humboldt Wedag International Ltd. (a)	250,000	2,380
Koninklijke BAM Groep NV	900,000	7,876
Kyeryong Construction Industrial Co. Ltd. (e)	656,040	12,046
Sanyo Engineering & Construction, Inc.	1,000,000	3,763
Severfield-Rowen PLC	10,000	29
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,832
ShoLodge, Inc. (a)(e)	500,627	250
Vianini Lavori SpA	125,000	784
		100,859
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,000,000	2,431
AZZ, Inc. (a)(e)	1,110,000	43,013
Belden, Inc.	300,041	5,263
Canare Electric Co. Ltd.	10,000	107
Chase Corp. (e)	853,155	9,914
Cooper Industries Ltd. Class A	50,000	1,648
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Deswell Industries, Inc.	752,018	$ 2,542
Draka Holding NV (a)(d)	1,000,000	16,134
GrafTech International Ltd. (a)	450,036	6,179
Hubbell, Inc. Class B	400,000	14,928
Koito Industries Ltd.	409,000	1,660
Korea Electric Terminal Co. Ltd. (e)	700,000	10,505
Nexans SA	425,000	28,597
PK Cables OY	310,000	1,803
Power Logics Co. Ltd. (a)	300,000	1,936
Prysmian SpA	500,000	8,601
Rockwell Automation, Inc.	230,000	9,524
Thomas & Betts Corp. (a)	100,000	2,664
Universal Security Instruments, Inc. (a)(e)	241,255	1,291
		168,740
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,250,000	176,375
Seaboard Corp.	61,673	67,532
Textron, Inc.	1,000,000	13,440
		257,347
Machinery - 1.1%
Aalberts Industries NV (d)	2,170,000	20,165
American Railcar Industries, Inc.	50,000	415
Cascade Corp. (e)	1,084,952	26,527
CKD Corp. (e)	5,950,000	30,753
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	16,591
Dover Corp.	150,000	5,102
Foremost Income Fund (e)	1,600,000	7,797
Gardner Denver, Inc. (a)	1,000,000	29,190
Gencor Industries, Inc. (a)	165,011	1,124
Greenbrier Companies, Inc. (e)	1,475,000	15,473
Hardinge, Inc.	309,969	1,221
Hi-P International Ltd.	8,250,000	4,013
Hurco Companies, Inc. (a)(e)	641,998	12,532
Hwacheon Machine Tool Co. Ltd.	35,470	867
Ihara Science Corp.	475,000	2,676
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	5,146
Jaya Holdings Ltd. (e)	70,000,000	24,076
Kyowakogyosyo Co.,Ltd.	60,000	298
Lincoln Electric Holdings, Inc.	120,000	5,086
Miller Industries, Inc. (a)	150,000	1,325
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	5,000	$ 119
NACCO Industries, Inc. Class A	607,289	25,561
Nadex Co. Ltd. (e)	500,000	2,864
Nippon Thompson Co. Ltd.	5,000	24
Nitta Corp.	55,000	830
NN, Inc. (e)	1,081,339	2,638
S&T Holdings Co. Ltd.	275,020	3,003
Singamas Container Holdings Ltd.	13,000,631	2,047
Spirax-Sarco Engineering PLC	20,000	307
Takamatsu Machinery Co., Ltd.	60,000	179
Takeuchi Manufacturing Co. Ltd.	190,200	1,835
Terex Corp. (a)	15,000	228
Tocalo Co. Ltd.	140,000	2,547
Toro Co.	28,371	983
Trifast PLC (e)	8,000,000	3,375
Trinity Industrial Corp.	340,000	1,563
Twin Disc, Inc.	360,011	3,175
Wolverine Tube, Inc. (a)(e)	3,309,825	298
		261,953
Marine - 0.0%
Kirby Corp. (a)	20,000	740
Tokyo Kisen Co. Ltd. (e)	992,000	5,316
		6,056
Professional Services - 1.1%
CDI Corp.	635,000	8,065
Clarius Group Ltd.	1,500,011	916
Corporate Executive Board Co.	700,000	13,146
CRA International, Inc. (a)	350,000	9,426
en-japan, Inc. (d)	6,100	7,924
Equifax, Inc.	5,100,000	132,855
GFK AG	100,000	2,309
Hays PLC	1,000,000	1,591
LECG Corp. (a)	612,802	2,255
Manpower, Inc.	200,000	9,590
Monster Worldwide, Inc. (a)	1,050,047	13,682
MPS Group, Inc. (a)	510,000	4,412
Poyry Oyj	10,000	143
RCM Technologies, Inc. (a)(e)	1,275,663	2,870
Robert Half International, Inc.	10,000	248
SmartPros Ltd. (a)	77,700	334
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Stantec, Inc. (a)(e)	2,550,000	$ 64,096
Synergie SA	63,316	1,299
Temp Holdings Co., Ltd.	165,000	1,264
TrueBlue, Inc. (a)	189,960	2,412
VSE Corp.	12,046	357
Wesco, Inc.	300,000	393
		279,587
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	14,757
Hutech Norin Co. Ltd. (e)	1,043,700	8,704
Japan Logistic Systems Corp.	292,000	889
Old Dominion Freight Lines, Inc. (a)	700,000	24,941
Sakai Moving Service Co. Ltd. (e)	778,000	17,803
Trancom Co. Ltd. (e)	1,032,400	19,915
Universal Truckload Services, Inc.	474,513	7,654
US 1 Industries, Inc. (a)(e)	839,543	630
Vitran Corp., Inc. (a)	110,000	1,188
		96,481
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	360,000	5,262
BSS Group PLC	5,000	22
Grafton Group PLC unit	5,200,017	25,050
Hanwa Co. Ltd.	350,000	1,424
Misumi Group, Inc.	585,000	9,590
MSC Industrial Direct Co., Inc. Class A	10,000	392
Otec Corp.	30,000	210
Parker Corp. (e)	1,832,000	3,621
Richelieu Hardware Ltd. (e)	1,135,000	20,691
Senshu Electric Co. Ltd. (e)	1,080,000	13,812
TECHNO ASSOCIE CO., LTD.	75,000	537
Uehara Sei Shoji Co. Ltd.	1,125,000	4,649
Wakita & Co. Ltd.	650,000	3,538
		88,798
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	7,570
Meiko Transportation Co. Ltd.	898,000	7,679
		15,249
TOTAL INDUSTRIALS		1,839,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.8%
Bel Fuse, Inc.:
Class A	372,293	$ 5,882
Class B (non-vtg.)	100,033	1,839
Black Box Corp. (e)	1,981,025	54,419
Blonder Tongue Laboratories, Inc. (a)	152,040	289
BYD Electronic International Co. Ltd.	2,750,000	1,810
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,600,020	6,448
ClearOne Communications, Inc. (a)(e)	1,000,503	2,831
Cogo Group, Inc. (a)	650,000	4,251
Comtech Telecommunications Corp. (a)	50,000	1,594
Ditech Networks, Inc. (a)(e)	3,234,000	4,398
Nera Telecommunications Ltd.	9,000,000	1,907
NETGEAR, Inc. (a)(e)	3,534,317	60,119
Optical Cable Corp. (a)(e)	537,002	1,853
Plantronics, Inc.	27,275	646
SIM Technology Group	8,000,000	1,043
TKH Group NV unit	3,010,000	43,758
		193,087
Computers & Peripherals - 1.8%
ASUSTeK Computer, Inc.	22,000,510	34,868
Datapulse Technology Ltd.	1,500,000	240
Dataram Corp. (a)(e)	858,800	1,254
Logitech International SA (a)(d)	535,000	8,956
Logitech International SA (Reg.) (a)	7,300,000	122,951
Rimage Corp. (a)(e)	875,000	14,586
Roland DG Corp. (d)	130,000	1,867
Seagate Technology	11,550,000	139,062
Super Micro Computer, Inc. (a)(e)	2,724,950	21,636
TPV Technology Ltd.	51,500,000	27,977
Western Digital Corp. (a)	1,000,000	30,250
Xyratex Ltd. (a)(e)	2,923,900	17,339
		420,986
Electronic Equipment & Components - 4.5%
A&D Co. Ltd. (e)	1,752,100	10,352
Beijer Electronics AB	20,000	319
BYD Co. Ltd. (H Shares) (a)	100,000	554
CPI International, Inc. (a)	584,261	5,580
CyberOptics Corp. (a)	50,000	335
Daktronics, Inc. (d)	1,925,033	16,132
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Delta Electronics PCL (For. Reg.)	30,000,000	$ 13,753
Diploma PLC	125,000	285
Domino Printing Sciences PLC	100,000	404
Excel Co. Ltd. (e)	909,800	9,703
Halma PLC	5,000	16
Hon Hai Precision Industry Co. Ltd. (Foxconn)	100,164,993	344,975
Huan Hsin Holdings Ltd. (a)	7,200,000	1,076
Ingram Micro, Inc. Class A (a)	1,300,000	21,866
Insight Enterprises, Inc. (a)	1,830,049	18,850
INTOPS Co. Ltd. (e)	859,900	14,523
Jurong Technologies Industrial Corp. Ltd.	29,873,347	0*
Kingboard Chemical Holdings Ltd.	41,000,000	130,144
Kingboard Laminates Holdings Ltd.	8,000,000	4,129
KITAGAWA INDUSTRIES CO., LTD.	70,000	902
Measurement Specialties, Inc. (a)	240,310	1,934
Mesa Laboratories, Inc. (e)	317,500	6,985
Multi-Fineline Electronix, Inc. (a)	10,000	228
Muramoto Electronic Thailand PCL (For. Reg.)	1,275,000	5,227
Nippo Ltd.	450,000	1,855
Orbotech Ltd. (a)(e)	2,449,985	26,656
Renishaw PLC	350,000	2,368
Rofin-Sinar Technologies, Inc. (a)	100,000	2,171
Rotork PLC	5,000	74
ScanSource, Inc. (a)(e)	2,300,000	65,619
SED International Holdings, Inc. (a)(e)	480,000	384
Shibaura Electronics Co. Ltd. (e)	423,800	5,402
Sigmatron International, Inc. (a)(e)	381,880	783
Sinotronics Holdings Ltd.	15,300,000	800
SMART Modular Technologies (WWH), Inc. (a)(e)	6,164,900	18,371
Spectrum Control, Inc. (a)(e)	1,144,596	11,297
SYNNEX Corp. (a)(e)	3,207,670	91,162
Taitron Components, Inc. Class A (sub. vtg.)	359,023	277
Takachiho Electric Co. Ltd. (e)	1,220,000	14,185
Tomen Electronics Corp. (e)	1,492,400	17,541
Tyco Electronics Ltd.	5,300,000	113,791
Venture Corp. Ltd. (e)	14,000,000	92,899
Winland Electronics, Inc. (a)(e)	337,600	246
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,202
XAC Automation Corp.	1,700,000	982
		1,076,337
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
AhnLab, Inc.	300,000	$ 3,484
DivX, Inc. (a)(e)	2,000,768	11,664
eBay, Inc. (a)	7,800,007	165,750
j2 Global Communications, Inc. (a)(e)	3,701,963	88,810
Jorudan Co. Ltd.	41,300	319
LoopNet, Inc. (a)	501,249	4,010
Perficient, Inc. (a)	1,251,719	9,238
Softbank Technology Corp.	525,000	3,934
UANGEL Corp.	185,000	1,014
United Internet AG (a)	75,000	957
		289,180
IT Services - 2.8%
Accenture Ltd. Class A	100,000	3,507
Affiliated Computer Services, Inc. Class A (a)	2,000,000	94,820
Amdocs Ltd. (a)	7,910,000	189,207
Argo Graphics, Inc.	175,000	1,983
Broadridge Financial Solutions, Inc.	25,000	432
Calian Technologies Ltd. (e)	695,000	11,025
Computer Services, Inc.	59,852	2,095
CSE Global Ltd. (e)	37,490,000	17,583
Heartland Payment Systems, Inc. (e)	1,920,000	20,467
HIQ International AB	400,000	1,474
Hitachi Systems & Services Ltd. (e)	1,425,000	32,157
Indra Sistemas SA	1,170,000	26,889
infoGROUP, Inc. (a)	1,433,041	8,627
Know IT AB	50,000	242
Matsushita Electric Works Information Systems Co. Ltd.	240,000	5,911
NeuStar, Inc. Class A (a)	350,000	7,938
Patni Computer Systems Ltd. sponsored ADR	1,950,000	29,738
SinoCom Software Group Ltd. (e)	68,006,000	9,038
Softcreate Co., Ltd.	55,000	488
Syntel, Inc.	25,000	990
The Western Union Co.	9,100	159
Total System Services, Inc. (e)	13,780,000	202,290
Wirecard AG	25,000	269
Wright Express Corp. (a)	10,049	284
		667,613
Office Electronics - 0.0%
Canon Finetech, Inc.	650,000	8,251
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Axcelis Technologies, Inc. (a)(e)	10,327,957	$ 5,680
Diodes, Inc. (a)(e)	4,085,000	75,409
ELMOS Semiconductor AG (a)	500,000	2,309
Gennum Corp. (e)	1,950,000	7,186
Intersil Corp. Class A	300,000	4,311
Intest Corp. (a)(e)	909,300	154
KEC Corp. (a)	2,500,000	1,165
KEC Corp. rights 8/14/09 (a)	1,655,328	95
KEC Holdings Co. Ltd. (e)	1,799,999	1,281
Kontron AG	25,000	288
Lasertec Corp.	335,000	3,183
Leeno Industrial, Inc.	100,000	957
Maxim Integrated Products, Inc.	3,500,000	62,020
Melexis NV (e)	3,199,224	23,391
Miraial Co. Ltd.	150,000	3,144
NVIDIA Corp. (a)	2,200,000	28,446
Omnivision Technologies, Inc. (a)(e)	4,916,707	65,048
Photronics, Inc. (a)	1,100,010	5,621
Trio-Tech International (a)(e)	322,543	774
USC Corp.	475,200	5,570
Varitronix International Ltd. (e)	32,340,000	10,975
Y. A. C. Co., Ltd.	227,600	1,549
		308,556
Software - 3.1%
ANSYS, Inc. (a)(e)	5,200,000	162,552
Aveva Group PLC	35,000	472
Cybernet Systems Co. Ltd. (e)	20,500	8,255
DMX Technologies Group Ltd. (a)	1,000,000	205
DTS Corp.	45,000	426
ebix.com, Inc. (a)	420,005	17,422
Epicor Software Corp. (a)	1,581,328	9,614
Exact Holdings NV	625,000	16,453
Fair Isaac Corp.	7,446	143
ICT Automatisering NV (e)	874,000	5,045
Infomedia Ltd.	600,000	186
Jack Henry & Associates, Inc.	2,000,004	42,940
Kingdee International Software Group Co. Ltd.	3,000,000	561
KSK Co., Ltd.	211,200	1,192
MICROS Systems, Inc. (a)	500,000	13,695
MicroStrategy, Inc. Class A (a)	50,000	3,053
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Net 1 UEPS Technologies, Inc. (a)	599,957	$ 10,115
NSD Co. Ltd.	350,000	3,681
Nucleus Software Exports Ltd.	200,000	382
Oracle Corp.	17,500,000	387,275
Pervasive Software, Inc. (a)(e)	1,758,428	9,355
Progress Software Corp. (a)(e)	2,450,000	55,444
PROS Holdings, Inc. (a)	118,117	928
Radiant Systems, Inc. (a)	5,000	50
Springsoft, Inc.	6,899,922	4,963
SWORD Group	1,000	27
Vasco Data Security International, Inc. (a)	250,000	1,875
		756,309
TOTAL INFORMATION TECHNOLOGY		3,720,319
MATERIALS - 4.6%
Chemicals - 2.7%
Aronkasei Co. Ltd.	500,000	1,823
C. Uyemura & Co. Ltd. (e)	625,000	27,085
Core Molding Technologies, Inc. (a)	221,586	678
Cytec Industries, Inc. (e)	4,712,700	118,289
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,494,527	2,594
Dongbu Fine Chemical Co. Ltd.	100,000	1,505
EcoGreen Fine Chemical Group Ltd.	19,500,000	4,831
Fertilizantes Fosfatados SA (PN)	50,000	469
FMC Corp.	2,200,000	107,008
Fujikura Kasei Co., Ltd. (e)	2,675,000	14,194
Honshu Chemical Industry Co., Ltd.	397,000	1,741
Innospec, Inc. (e)	2,143,038	25,588
KPC Holdings Corp.	43,478	1,771
Kpx Chemical Co. Ltd.	154,994	5,952
Methanex Corp.	1,125,000	18,744
Miwon Commercial Co. Ltd.	20,850	1,057
Muto Seiko Co. Ltd.	10,000	68
OM Group, Inc. (a)(e)	2,224,724	74,884
PTT Chemical PCL	2,000,000	3,526
SK Kaken Co. Ltd.	200,000	5,221
Soken Chemical & Engineer Co. Ltd. (e)	805,000	9,964
T&K Toka Co. Ltd.	150,000	1,923
Thai Carbon Black PCL (For. Reg.)	3,227,400	1,328
Thai Rayon PCL (For. Reg.)	1,497,300	1,353
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Tokyo Printing Ink Manufacturing Co. Ltd.	256,000	$ 446
Yara International ASA	6,500,000	201,404
Yip's Chemical Holdings Ltd. (e)	32,000,000	17,631
		651,077
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.)	850,700	3,158
Mitani Sekisan Co. Ltd.	567,000	3,895
Titan Cement Co. SA (Reg.)	210,000	6,094
		13,147
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd.	55,000	279
Kohsoku Corp. (e)	1,210,200	8,123
Silgan Holdings, Inc.	1,300,000	65,338
Starlite Holdings Ltd.	1,800,000	137
The Pack Corp.	425,000	6,594
		80,471
Metals & Mining - 1.5%
Anvil Mining Ltd. (a)	150,000	292
Avocet Mining PLC (a)(d)	1,300,000	1,678
Blue Earth Refineries, Inc. (a)	274,309	233
Carpenter Technology Corp.	500,000	9,345
Compania de Minas Buenaventura SA sponsored ADR	4,800,000	125,040
Gerdau SA sponsored ADR	7,400,000	86,358
Horsehead Holding Corp. (a)(e)	2,900,000	31,001
HudBay Minerals, Inc. (a)	7,000,000	51,849
Industrias Penoles SA de CV	2,760,000	43,904
Korea Steel Shapes Co. Ltd.	42,000	1,982
Pacific Metals Co. Ltd.	750,000	5,985
Synalloy Corp. (d)	190,383	1,656
Tohoku Steel Co. Ltd. (e)	595,000	6,289
Troy Resources NL	250,000	314
Universal Stainless & Alloy Products, Inc. (a)	101,000	1,779
Uruguay Mineral Exploration, Inc. (a)	1,515,000	436
Webco Industries, Inc. (a)	9,122	401
Yamato Kogyo Co. Ltd.	45,000	1,403
		369,945
TOTAL MATERIALS		1,114,640
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,338,800	$ 56,136
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	22,000,000	25,681
Okinawa Cellular Telephone Co.	209	357
SK Telecom Co. Ltd. sponsored ADR	1,900,000	31,977
		58,015
TOTAL TELECOMMUNICATION SERVICES		114,151
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp. (e)	100,700	3,625
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	5,355
Keiyo Gas Co. Ltd.	425,000	2,107
KyungDong City Gas Co. Ltd.	139,700	5,736
Otaki Gas Co. Ltd.	664,000	3,860
		17,058
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,750,000	50,225
Mega First Corp. Bhd	1,300,000	376
		50,601
TOTAL UTILITIES		71,284
TOTAL COMMON STOCKS (Cost $19,369,692)		21,466,648
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	64,725
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.2%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	3,195	$ 2,498
Wells Fargo & Co. 7.50%	37,000	31,079
		33,577
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	263,600	1,110
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,257,781	17,904
TOTAL FINANCIALS		52,591
TOTAL CONVERTIBLE PREFERRED STOCKS		117,316
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	885
TOTAL PREFERRED STOCKS (Cost $115,062)		118,201
Convertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 14,190	33,915
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	37,150	22,264
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	10,160
TOTAL CONVERTIBLE BONDS (Cost $56,318)		66,339
Money Market Funds - 10.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.37% (b)	2,373,702,226	$ 2,373,702
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	150,564,849	150,565
TOTAL MONEY MARKET FUNDS (Cost $2,524,267)		2,524,267
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $22,065,339)		24,175,455
NET OTHER ASSETS - (0.4)%		(104,611)
NET ASSETS - 100%		$ 24,070,844
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,962,000 or 0.1% of net assets.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27,463
Fidelity Securities Lending Cash Central Fund	11,612
Total	$ 39,075
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 16,139	$ 327	$ -	$ 108	$ 10,352
Abbey PLC	17,715	-	-	-	21,806
Abercrombie & Fitch Co. Class A	-	299,680	-	4,596	248,840
Adams Resources & Energy, Inc.	12,014	-	-	211	6,494
Advocat, Inc.	3,694	-	-	-	1,039
AJIS Co. Ltd.	7,750	2,921	-	177	9,246
Alabama Aircraft Industries, Inc.	439	-	-	-	294
Alps Logistics Co. Ltd.	7,297	8,424	-	324	14,757
American Axle & Manufacturing Holdings, Inc.	30,217	-	11,118	183	-
American HomePatient, Inc.	1,215	-	-	-	521
American Italian Pasta Co. Class A	20,182	980	33,354	-	-
AMERIGROUP Corp.	119,252	-	-	-	115,872
AmSurg Corp.	65,660	47	2,663	-	48,519
ANSYS, Inc.	255,781	197	12,971	-	162,552
AOC Holdings, Inc.	47,956	8,184	2,445	830	55,113
Apria Healthcare Group, Inc.	83,986	-	91,812	-	-
Arctic Cat, Inc.	8,900	1,576	1,737	125	7,518
ARK Restaurants Corp.	2,131	2,827	-	72	4,444
Arrhythmia Research Technology, Inc.	1,610	-	-	-	959
ASTI Corp.	1,901	1,749	-	126	4,625
Atlantic Tele-Network, Inc.	36,717	2,692	-	923	56,136
Axcelis Technologies, Inc.	46,033	474	-	-	5,680
Axis Capital Holdings Ltd.	199,584	37,774	-	5,587	219,241
AZZ, Inc.	49,807	1,650	1,148	-	43,013
Bank of the Ozarks, Inc.	24,969	-	22,252	286	-
Barratt Developments PLC	46,250	4,136	3,084	-	83,406
Basic Energy Services, Inc.	$ 107,680	$ 503	$ -	$ -	$ 27,338
Beazer Homes USA, Inc.	12,460	5,069	963	-	-
Bed Bath & Beyond, Inc.	677,667	18,270	305,251	-	527,181
Belc Co. Ltd.	1,681	14,239	-	131	15,371
Belluna Co. Ltd.	12,457	4,056	121	536	16,592
Bellway PLC	70,675	-	-	1,016	92,404
Black Box Corp.	58,836	-	-	475	54,419
Blyth, Inc.	49,019	2,356	4,231	926	37,716
Brinker International, Inc.	139,764	13,454	-	3,734	143,936
Bristow Group, Inc.	106,851	8,431	1,160	-	86,060
C. Uyemura & Co. Ltd.	2,141	14,089	-	204	27,085
CAE, Inc.	145,836	2,570	-	1,172	92,252
Cagle's, Inc. Class A	1,487	-	607	-	-
Calian Technologies Ltd.	-	6,007	-	172	11,025
Career Education Corp.	180,069	1,834	94,980	-	119,184
Cascade Corp.	43,878	1,756	-	508	26,527
Cathay General Bancorp	62,166	-	38,881	738	-
CEC Entertainment, Inc.	90,636	-	9,647	-	66,362
Chase Corp.	14,901	473	-	282	9,914
Chimney Co. Ltd.	6,071	6,696	-	171	15,869
Chromcraft Revington, Inc.	2,448	5	396	-	-
CKD Corp.	20,768	9,639	240	755	30,753
ClearOne Communications, Inc.	3,622	-	-	-	2,831
Clip Corp.	1,045	806	-	61	2,433
Columbus McKinnon Corp. (NY Shares)	29,478	-	-	-	16,591
Corvel Corp.	22,925	-	7,656	-	-
Cossette, Inc. (sub. vtg.)	5,195	663	-	-	4,865
Coventry Health Care, Inc.	394,376	59,569	-	-	330,602
CPI International, Inc.	15,431	-	6,536	-	-
CRA International, Inc.	31,984	971	14,441	-	-
Craftmade International, Inc.	-	889	-	-	1,664
CSE Global Ltd.	19,582	4,724	-	831	17,583
Cybernet Systems Co. Ltd.	6,387	2,152	-	222	8,255
Cytec Industries, Inc.	$ -	$ 93,685	$ -	$ 522	$ 118,289
D.R. Horton, Inc.	279,112	17,880	22,282	4,691	281,637
Daiichi Kensetsu Corp.	-	8,270	-	186	9,650
Daikokutenbussan Co. Ltd.	5,492	627	2,195	82	-
Dataram Corp.	2,018	-	-	-	1,254
DCC PLC (Ireland)	195,024	-	-	6,937	176,375
Decorator Industries, Inc.	548	-	-	-	144
Delta Apparel, Inc.	3,740	-	-	-	7,264
Diodes, Inc.	67,522	52,737	33,477	-	75,409
Ditech Networks, Inc.	6,403	-	-	-	4,398
Divestco, Inc.	6,876	22	-	-	2,059
DivX, Inc.	19,728	455	3,881	-	11,664
Eagle Test Systems, Inc.	19,925	-	24,693	-	-
East West Bancorp, Inc.	18,792	1,382	13,266	277	49,826
Edge Petroleum Corp.	14,726	-	-	-	1,189
Educational Development Corp.	1,928	-	-	298	1,685
EuroBancshares, Inc.	2,239	-	-	-	2,304
Exactech, Inc.	23,019	1,285	4,028	-	10,082
Excel Co. Ltd.	9,314	11	-	250	9,703
ExpressJet Holdings, Inc. Class A	1,522	-	801	-	-
Fair Isaac Corp.	84,588	-	65,045	153	-
Farstad Shipping ASA	65,174	-	-	1,450	49,128
Federal Screw Works	780	-	-	15	300
First Bancorp, Puerto Rico	70,000	-	7,624	1,909	22,630
Food Empire Holdings Ltd.	7,111	7,020	-	88	9,703
Footstar, Inc.	7,963	-	-	-	2,036
Foremost Income Fund	13,596	-	-	821	7,797
FormFactor, Inc.	42,806	416	45,351	-	-
Fornix Biosciences NV	6,507	448	-	725	4,739
Fossil, Inc.	113,815	41,746	-	-	175,455
FreightCar America, Inc.	23,818	477	13,754	38	-
Fresh Del Monte Produce, Inc.	133,521	367	-	-	136,065
Fujikura Kasei Co., Ltd.	7,660	8,755	206	249	14,194
Gennum Corp.	-	7,042	-	77	7,186
Gildan Activewear, Inc.	167,861	62,062	2,085	-	200,895
Glentel, Inc.	6,695	823	-	251	8,147
Goodfellow, Inc.	7,278	489	-	248	5,950
Greenbrier Companies, Inc.	$ 31,395	$ -	$ 54	$ 180	$ 15,473
Group 1 Automotive, Inc.	28,689	-	277	277	42,717
Gulliver International Co. Ltd.	26,601	370	1,512	373	61,705
Hampshire Group Ltd.	5,520	-	-	-	2,530
Handsome Co. Ltd.	11,391	8,126	-	190	23,610
Hankook Shell Oil Co. Ltd.	7,360	-	136	299	5,465
Health Net, Inc.	-	82,333	-	-	89,298
Heartland Payment Systems, Inc.	-	16,365	-	54	20,467
Helen of Troy Ltd.	63,121	161	1,595	-	65,565
Henry Boot PLC	13,697	3,146	-	792	13,230
Hitachi Systems & Services Ltd.	-	13,283	-	119	32,157
Horsehead Holding Corp.	-	8,648	53	-	31,001
HTL International Holdings Ltd.	5,817	-	-	182	3,961
Hurco Companies, Inc.	-	8,143	-	-	12,532
Hutech Norin Co. Ltd.	3,106	2,942	-	155	8,704
ICT Automatisering NV	4,502	2,717	-	259	5,045
Ildong Pharmaceutical Co. Ltd.	6,023	1,752	-	107	6,725
IMS Health, Inc.	156,750	50,812	-	824	129,000
Innospec, Inc.	37,786	663	1,698	206	25,588
Inoue Kinzoku Kogyo Co. Ltd.	3,062	2,414	-	128	5,146
Intage, Inc.	5,882	8,306	-	397	17,393
Intelligent Digital Integrated Security Co., Ltd.	-	8,527	-	63	9,262
Inter Parfums, Inc.	5,618	11,412	-	171	22,946
Intest Corp.	1,455	-	-	-	154
INTOPS Co. Ltd.	1,892	8,512	-	283	14,523
INZI Controls Co. Ltd.	3,670	1,523	-	60	4,953
IPC Holdings Ltd.	99,494	-	-	2,728	89,699
Isewan Terminal Service Co. Ltd.	8,226	-	-	359	7,570
j2 Global Communications, Inc.	86,292	3,939	2,659	-	88,810
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jack Henry & Associates, Inc.	$ 142,494	$ 1,004	$ 88,891	$ 1,205	$ -
Jack in the Box, Inc.	141,759	-	-	-	138,606
Jackson Hewitt Tax Service, Inc.	31,863	1,380	1,548	738	13,008
JAKKS Pacific, Inc.	46,708	9,379	-	-	32,205
Jaya Holdings Ltd.	50,961	5,945	-	3,159	24,076
JLM Couture, Inc.	327	-	-	-	112
Jos. A. Bank Clothiers, Inc.	40,733	588	686	-	66,777
KEC Holdings Co. Ltd.	2,570	-	-	17	1,281
Kohsoku Corp.	4,152	2,240	-	145	8,123
Komplett ASA	10,754	-	4,069	-	-
Korea Electric Terminal Co. Ltd.	11,379	833	-	124	10,505
KunWha Pharmaceutical Co., Ltd.	-	3,061	-	39	3,535
Kyeryong Construction Industrial Co. Ltd.	4,997	4,881	-	231	12,046
LifePoint Hospitals, Inc.	162,502	-	-	-	156,996
Lincare Holdings, Inc.	307,701	-	-	-	250,019
M/I Homes, Inc.	32,784	918	-	-	23,679
Maine & Maritimes Corp.	5,742	-	1,043	17	3,625
MAIR Holdings, Inc.	8,000	-	-	-	-*
Marine Products Corp.	16,494	-	5,517	273	-
MarineMax, Inc.	5,857	841	-	-	6,700
McCormick & Schmick's Seafood Restaurants	2,988	2,356	-	-	8,396
Medical Action Industries, Inc.	15,588	-	-	-	19,587
Melexis NV	49,123	702	37	2,010	23,391
Mesa Laboratories, Inc.	5,988	725	-	124	6,985
Metro, Inc. Class A (sub. vtg.)	275,476	-	15,534	4,222	341,463
Michang Oil Industrial Co. Ltd.	5,219	-	-	235	6,770
Molina Healthcare, Inc.	49,203	-	5,741	-	29,879
Monarch Casino & Resort, Inc.	12,374	2,487	3,135	-	10,310
Movado Group, Inc.	12,900	9,585	-	120	25,368
Murakami Corp.	5,561	-	-	73	4,228
Nadex Co. Ltd.	851	1,365	-	57	2,864
National Dentex Corp.	5,582	34	-	-	3,817
NBTY, Inc.	$ 129,338	$ 15,632	$ -	$ -	$ 167,426
NCI Building Systems, Inc.	75,197	-	-	-	7,909
NETGEAR, Inc.	53,545	-	-	-	60,119
New Frontier Media, Inc.	4,691	1,230	-	-	4,094
NEXT PLC	247,987	981	48,733	8,682	285,994
Ngai Lik Industrial Holdings Ltd.	1,746	-	457	-	-
Nishimatsuya Chain Co. Ltd.	32,440	11,381	-	553	46,042
NN, Inc.	-	1,729	-	-	2,638
North Central Bancshares, Inc.	2,811	-	-	5	1,901
Nutraceutical International Corp.	13,962	-	-	-	14,237
Oil States International, Inc.	252,448	17,499	-	-	135,169
Old Dominion Freight Lines, Inc.	106,430	2,539	76,652	-	-
OM Group, Inc.	60,997	12,776	-	-	74,884
Omnivision Technologies, Inc.	60,608	-	7,598	-	65,048
Optical Cable Corp.	3,593	-	52	-	1,853
Orbotech Ltd.	28,812	-	-	-	26,656
Orthofix International NV	30,944	-	18,822	-	-
Ozeki Co. Ltd.	30,170	1,962	-	491	33,580
P&F Industries, Inc. Class A	947	55	-	-	592
Pacer International, Inc.	12,448	12,554	-	255	4,526
Pal Co. Ltd.	3,449	2,747	-	147	11,688
Papa John's International, Inc.	84,502	-	5,474	-	69,877
Parker Corp.	765	2,624	-	25	3,621
Patterson Companies, Inc.	157,712	76,109	-	-	217,335
Pervasive Software, Inc.	7,795	-	464	-	9,355
PetMed Express, Inc.	35,482	-	367	-	45,008
Philadelphia Consolidated Holdings Corp.	341,933	-	347,842	-	-
Physicians Formula Holdings, Inc.	7,746	1,346	-	-	1,863
Piolax, Inc.	16,809	993	-	167	16,605
Plantronics, Inc.	119,151	-	37,226	735	-
Plenus Co. Ltd.	$ 47,023	$ 1,486	$ 3,140	$ 1,316	$ 37,842
Pomeroy IT Solutions, Inc.	4,375	-	160	-	7,337
Progress Software Corp.	72,104	-	-	-	55,444
RCM Technologies, Inc.	4,210	-	-	-	2,870
Red Robin Gourmet Burgers, Inc.	621	25,309	-	-	28,121
RenaissanceRe Holdings Ltd.	157,697	-	-	2,914	-
Republic Airways Holdings, Inc.	14,796	3,434	2,641	-	8,960
Rex Stores Corp.	16,871	-	-	-	15,400
Richelieu Hardware Ltd.	18,981	1,642	-	254	20,691
Rimage Corp.	7,367	5,716	992	-	14,586
Ringerikes Sparebank	1,142	-	805	-	-
Rocky Brands, Inc.	2,827	-	135	-	1,880
Rocky Mountain Chocolate Factory, Inc.	3,443	1,774	-	222	4,807
Ross Stores, Inc.	326,457	590	92,658	2,675	-
Ruby Tuesday, Inc.	43,840	896	896	-	47,663
Ruth's Chris Steak House, Inc.	6,540	615	136	-	5,826
Safeway, Inc.	565,128	99,131	-	8,357	488,394
Sakai Moving Service Co. Ltd.	12,186	3,439	-	346	17,803
ScanSource, Inc.	80,635	321	8,929	-	65,619
ScS Upholstery PLC	309	-	-	-	-
Secom Techno Service Co. Ltd.	14,726	10,693	-	750	26,189
SED International Holdings, Inc.	734	-	-	-	384
Senshu Electric Co. Ltd.	4,862	9,058	-	240	13,812
Shibaura Electronics Co. Ltd.	-	3,110	-	75	5,402
Shinsegae Engineering & Construction Co. Ltd.	7,284	-	-	101	3,832
ShoLodge, Inc.	1,006	-	-	-	250
Sigmatron International, Inc.	2,624	-	-	-	783
Simpson Manufacturing Co. Ltd.	74,431	80	84,189	81	-
SinoCom Software Group Ltd.	5,241	2,414	-	877	9,038
SMART Modular Technologies (WWH), Inc.	$ 13,001	$ 10,735	$ -	$ -	$ 18,371
Soken Chemical & Engineer Co. Ltd.	8,515	2,201	-	269	9,964
Sonic Corp.	78,468	10,723	-	-	66,979
Spectrum Control, Inc.	8,337	780	1,353	-	11,297
Sportscene Group, Inc. Class A	5,274	-	-	173	3,809
Stanley Furniture Co., Inc.	9,138	-	-	215	11,825
Stantec, Inc.	77,941	4,030	10,579	-	64,096
Steiner Leisure Ltd.	51,912	-	-	-	53,273
Strattec Security Corp.	11,378	-	55	103	4,970
Strongco Income Fund	3,392	-	-	-	2,504
Sunjin Co. Ltd.	5,820	7	-	-	5,108
Super Micro Computer, Inc.	17,451	4,123	3,122	-	21,636
Swift Energy Co.	50,820	68,858	-	-	60,913
Syneron Medical Ltd.	-	13,013	164	-	16,480
SYNNEX Corp.	74,814	77	-	-	91,162
Takachiho Electric Co. Ltd.	10,482	3,018	-	256	14,185
Tamalpais Bancorp	2,532	-	774	30	-
Tejon Ranch Co.	30,162	-	6,695	-	-
The PMI Group, Inc.	22,402	1,455	1,455	46	20,528
Theragenics Corp.	11,963	-	-	-	4,131
Tohoku Steel Co. Ltd.	8,169	423	-	87	6,289
Tokyo Kisen Co. Ltd.	3,670	1,715	-	126	5,316
Tomen Electronics Corp.	8,456	7,676	-	316	17,541
Total Energy Services, Inc.	22,752	-	-	570	10,798
Total System Services, Inc.	14,685	181,701	-	1,937	202,290
Trancom Co. Ltd.	15,597	-	-	345	19,915
Triad Guaranty, Inc.	1,295	-	309	-	-
Trifast PLC	6,980	438	5	99	3,375
Trio-Tech International	1,066	558	-	-	774
Uni-Select, Inc.	25,655	8,258	-	458	38,213
Unit Corp.	-	88,661	-	-	114,085
United Stationers, Inc.	5,037	36,152	-	-	60,300
Universal Security Instruments, Inc.	1,279	-	-	-	1,291
Up, Inc.	4,121	-	-	134	4,534
US 1 Industries, Inc.	359	490	-	-	630
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
USEC, Inc.	$ 44,892	$ -	$ -	$ -	$ 33,282
USS Co. Ltd.	69,023	54,811	12,842	2,406	131,403
Utah Medical Products, Inc.	13,667	-	-	421	13,110
Varitronix International Ltd.	8,332	5,160	-	259	10,975
Venture Corp. Ltd.	78,119	12,908	-	4,683	92,899
W Holding Co., Inc.	8,738	760	-	234	2,696
W&T Offshore, Inc.	144,108	90,415	2,385	2,126	67,347
Whanin Pharmaceutical Co. Ltd.	3,655	4,202	-	132	8,605
Winland Electronics, Inc.	523	-	10	-	246
Wireless Telecom Group, Inc.	2,033	-	-	-	1,202
Wolverine Tube, Inc.	2,725	-	10	-	298
World Fuel Services Corp.	69,249	620	59,489	380	-
Xyratex Ltd.	26,851	4,788	-	-	17,339
Yip's Chemical Holdings Ltd.	16,297	2,405	-	768	17,631
Young Innovations, Inc.	18,304	-	421	134	20,825
YRC Worldwide, Inc.	49,471	-	16,193	-	-
Yusen Air & Sea Service Co. Ltd.	37,071	21,180	-	584	51,282
Yutaka Giken Co. Ltd.	13,522	4,477	-	234	15,251
Total	$ 11,609,216	$ 2,129,959	$ 1,894,796	$ 112,537	$ 10,043,902
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,825,828	$ 5,761,103	$ 64,725	$ -
Consumer Staples	2,220,490	2,220,472	-	18
Energy	1,623,130	1,411,668	211,462	-
Financials	1,630,339	1,602,866	27,306	167
Health Care	3,425,215	3,425,215	-	-
Industrials	1,839,453	1,839,203	-	250
Information Technology	3,720,319	3,597,273	123,046	-
Materials	1,114,640	1,114,640	-	-
Telecommunication Services	114,151	114,151	-	-
Utilities	71,284	71,284	-	-
Corporate Bonds	66,339	-	66,339	-
Money Market Funds	2,524,267	2,524,267	-	-
Total Investments in Securities:	$ 24,175,455	$ 23,682,142	$ 492,878	$ 435
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,333
Total Realized Gain (Loss)	(9,919)
Total Unrealized Gain (Loss)	2,407
Cost of Purchases	56
Proceeds of Sales	(8,544)
Amortization/Accretion	-
Transfer in/out of Level 3	15,102
Ending Balance	$ 435
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (7,553)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.5%
Canada	5.8%
Japan	5.6%
Bermuda	3.0%
United Kingdom	2.9%
Cayman Islands	2.0%
Taiwan	1.6%
Ireland	1.3%
Switzerland	1.3%
Netherlands	1.2%
Norway	1.1%
Others (individually less than 1%)	6.7%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $747,780,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $148,548) - See accompanying schedule: Unaffiliated issuers (cost $9,656,633)	$ 11,607,286
Fidelity Central Funds (cost $2,524,267)	2,524,267
Other affiliated issuers (cost $9,884,439)	10,043,902
Total Investments (cost $22,065,339)		$ 24,175,455
Cash		4
Foreign currency held at value (cost $1,613)		1,613
Receivable for investments sold		36,956
Receivable for fund shares sold		32,392
Dividends receivable		14,945
Interest receivable		799
Distributions receivable from Fidelity Central Funds		1,004
Prepaid expenses		90
Other receivables		531
Total assets		24,263,789

Liabilities
Payable for investments purchased	$ 6,090
Payable for fund shares redeemed	14,101
Accrued management fee	15,577
Other affiliated payables	4,258
Other payables and accrued expenses	2,354
Collateral on securities loaned, at value	150,565
Total liabilities		192,945

Net Assets		$ 24,070,844
Net Assets consist of:
Paid in capital		$ 22,691,423
Undistributed net investment income		104,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(835,466)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,110,036
Net Assets		$ 24,070,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($21,792,253 ÷ 772,700 shares)	$ 28.20

Class K: Net Asset Value, offering price and redemption price per share ($2,278,591 ÷ 80,742 shares)	$ 28.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Dividends (including $112,537 earned from other affiliated issuers)		$ 307,900
Interest		1,617
Income from Fidelity Central Funds		39,075
Total income		348,592

Expenses
Management fee Basic fee	$ 129,350
Performance adjustment	23,119
Transfer agent fees	48,195
Accounting and security lending fees	1,886
Custodian fees and expenses	2,054
Independent trustees' compensation	144
Depreciation in deferred trustee compensation account	(3)
Registration fees	196
Audit	203
Legal	139
Miscellaneous	870
Total expenses before reductions	206,153
Expense reductions	(482)	205,671
Net investment income (loss)		142,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(455,488)
Other affiliated issuers	(362,563)
Foreign currency transactions	508
Total net realized gain (loss)		(817,543)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $52)	(3,524,491)
Assets and liabilities in foreign currencies	144
Total change in net unrealized appreciation (depreciation)		(3,524,347)
Net gain (loss)		(4,341,890)
Net increase (decrease) in net assets resulting from operations		$ (4,198,969)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,921	$ 231,104
Net realized gain (loss)	(817,543)	4,924,520
Change in net unrealized appreciation (depreciation)	(3,524,347)	(8,785,179)
Net increase (decrease) in net assets resulting from operations	(4,198,969)	(3,629,555)
Distributions to shareholders from net investment income	(138,005)	(478,904)
Distributions to shareholders from net realized gain	(3,208,130)	(2,661,913)
Total distributions	(3,346,135)	(3,140,817)
Share transactions - net increase (decrease)	2,568,888	(3,156,393)
Redemption fees	2,626	2,743
Total increase (decrease) in net assets	(4,973,590)	(9,924,022)

Net Assets
Beginning of period	29,044,434	38,968,456
End of period (including undistributed net investment income of $104,851 and undistributed net investment income of $131,174, respectively)	$ 24,070,844	$ 29,044,434

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Low-Priced Stock

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18
Income from Investment Operations
Net investment income (loss) B	.17	.28	.60 E	.31	.22
Net realized and unrealized gain (loss)	(4.88)	(4.72)	6.49	2.29	8.49
Total from investment operations	(4.71)	(4.44)	7.09	2.60	8.71
Distributions from net investment income	(.17)	(.57)	(.33)	(.26)	(.12)
Distributions from net realized gain	(4.11)	(3.18)	(3.78)	(2.62)	(2.09)
Total distributions	(4.28)	(3.75)	(4.11)	(2.88)	(2.21)
Redemption fees added to paid in capital B,G	-	-	-	-	-
Net asset value, end of period	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68
Total Return A	(13.90)%	(10.50)%	18.22%	6.38%	25.32%
Ratios to Average Net Assets C,F
Expenses before reductions	.99%	.99%	.97%	.88%	.95%
Expenses net of fee waivers, if any	.99%	.99%	.97%	.88%	.95%
Expenses net of all reductions	.98%	.98%	.96%	.87%	.94%
Net investment income (loss)	.67%	.68%	1.36% E	.72%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 21,792	$ 29,044	$ 38,968	$ 35,818	$ 37,565
Portfolio turnover rate D	31%	36%	11%	26%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.20	.08
Net realized and unrealized gain (loss)	(4.86)	(3.33)
Total from investment operations	(4.66)	(3.25)
Distributions from net investment income	(.21)	-
Distributions from net realized gain	(4.11)	-
Total distributions	(4.32)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 28.22	$ 37.20
Total Return B,C	(13.74)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.88% A
Expenses net of fee waivers, if any	.81%	.88% A
Expenses net of all reductions	.81%	.88% A
Net investment income (loss)	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,279	$ 92
Portfolio turnover rate F	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Low-Priced Stock was closed to most new accounts effective with the close of business on December 31, 2003 and reopened after the close of business on Monday, December 15, 2008. After the commencement of Class K, the Fund began offering conversion privileges between Low-Priced Stock and Class K to eligible shareholders of Low-Priced Stock. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Annual Report

3. Significant Accounting Policies - continued

could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short-term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,910,222
Unrealized depreciation	(3,957,123)
Net unrealized appreciation (depreciation)	$ 1,953,099
Undistributed ordinary income	$ 105,154
Undistributed long-term capital gain	$ 69,431
Cost for federal income tax purposes	$ 22,222,356

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 138,005	$ 748,351
Long-term Capital Gains	3,208,130	2,392,466
Total	$ 3,346,135	$ 3,140,817

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,987,176 and $5,966,512, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Low-Priced Stock	$ 47,514.24
Class K	681.06
	$ 48,195

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $148 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,612.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Low-Priced Stock's operating expense. During the period, this reimbursement reduced the class' expenses by $16.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $354 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Low-Priced Stock	$ 93

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008 A
From net investment income
Low-Priced Stock	$ 136,292	$ 478,904
Class K	1,713	-
Total	$ 138,005	$ 478,904
From net realized gain
Low-Priced Stock	$ 3,203,758	$ 2,661,913
Class K	4,372	-
Total	$ 3,208,130	$ 2,661,913

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Low-Priced Stock
Shares sold	159,424	62,687	$ 3,886,132	$ 2,521,120
Conversion to Class K	(77,716)	-	(1,857,081)	-
Reinvestment of distributions	102,374	73,283	3,240,795	3,050,712
Shares redeemed	(192,378)	(213,705)	(4,636,220)	(8,728,325)
Net increase (decrease)	(8,296)	(77,735)	$ 633,626	$ (3,156,493)
Class K
Shares sold	12,795	2	$ 300,771	$ 100
Conversion from Low-Priced Stock	77,721	-	1,857,081	-
Reinvestment of distributions	214	-	6,085	-
Shares redeemed	(9,990)	-	(228,675)	-
Net increase (decrease)	80,740	2	$ 1,935,262	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Edward C. Johnson 3rd and Mr. James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Johnson oversees 262 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-
2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-
present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	9/14/09	9/11/09	$0.151	$0.08

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2009, $77,490,994 or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 55% and 100% of the dividends distributed in September and December, respectively as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Low-Priced Stock (retail class), as well as the fund's relative investment performance for Fidelity Low-Priced Stock (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Low-Priced Stock (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Low-Priced Stock (retail class) of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Low-Priced Stock (retail class) of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also stated that the investment performance of Fidelity Low-Priced Stock (retail class) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Low-Priced Stock (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LPS-K-UANN-0909
1.863394.100

Fidelity
Value Discovery
Fund

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Value Discovery	-22.14%	2.26%	5.74%

A From December 10, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Value Discovery, a class of the fund, on December 10, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks - battered by the effects of a global credit crisis for most of the year - were aided by early signs of a healing economy during the final months of the year ending July 31, 2009. For roughly half of the 12-month period, equities were in free fall, as a succession of large financial institutions around the world either collapsed or were forced into mergers or government conservatorship, and harried investors relinquished riskier assets in a massive flight to quality. By March, however, as unprecedented government interventions around the world took root, signs of a potential recovery began to emerge: corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. Against this improving backdrop, major equity indexes posted significant gains in March and April, which carried through to the end of the period. For the year overall, the Standard & Poor's 500SM Index declined 19.96%, while the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of domestic equities - was down 19.95%. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62% and the technology-heavy Nasdaq Composite® Index posted a 14.05% loss.

Comments from Scott Offen, Portfolio Manager of Fidelity Value Discovery Fund: The fund's Retail Class shares returned -22.14% during the past year, slightly outperforming the -22.76% return of the Russell 3000® Value Index. The fund was helped by favorable security selection and underweightings in industrials and materials. Overweighting technology also helped, although this benefit was somewhat offset by less-successful stock selection in that area. The fund's modest cash position further boosted performance. Poor security selection and underweightings in consumer staples and utilities hurt the fund's relative return. On an individual security basis, notable contributions came from underweightings in industrial conglomerate and index heavyweight General Electric and diversified financials firm Citigroup. Holdings in Foundation Coal Holdings - not part of the benchmark - packaging and building products manufacturer Temple-Inland, trucking company Con-way and homebuilder Meritage Homes also proved fruitful. Among the detractors were an out-of-benchmark position in energy exploration and production company Quicksilver Resources, Bank of America, underweightings in personal products manufacturer Procter & Gamble and pharmaceutical firm Pfizer, and untimely ownership of financial services company State Street. Some of the stocks I've mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Fidelity Value Discovery	.98%
Actual		$ 1,000.00	$ 1,272.50	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class K	.70%
Actual		$ 1,000.00	$ 1,275.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	3.3
Bank of America Corp.	2.6	1.6
AT&T, Inc.	2.5	2.7
Exxon Mobil Corp.	2.4	7.0
Pfizer, Inc.	2.3	3.1
Wells Fargo & Co.	2.1	2.5
Chevron Corp.	2.0	3.3
Morgan Stanley	1.9	1.1
KB Home	1.5	0.5
Verizon Communications, Inc.	1.5	1.8
	23.0
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	19.9
Consumer Discretionary	15.6	9.9
Energy	14.2	17.3
Information Technology	14.2	13.2
Industrials	9.2	6.7
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks 99.8%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	8.3%	** Foreign investments	9.7%

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 2.0%
Autoliv, Inc.	50,400	$ 1,804,843
BorgWarner, Inc.	40,600	1,347,514
Federal-Mogul Corp. Class A (a)	255,376	3,608,463
Johnson Controls, Inc.	150,100	3,884,588
The Goodyear Tire & Rubber Co. (a)	142,600	2,427,052
		13,072,460
Diversified Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	52,627	1,569,337
Regis Corp.	139,500	1,905,570
		3,474,907
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	108,500	1,805,440
Burger King Holdings, Inc.	120,100	2,044,102
Carnival Corp. unit	49,800	1,393,902
Darden Restaurants, Inc.	54,100	1,752,299
WMS Industries, Inc. (a)	29,700	1,073,952
		8,069,695
Household Durables - 6.8%
Black & Decker Corp.	55,600	2,090,560
Centex Corp.	449,500	4,904,045
D.R. Horton, Inc.	438,170	5,078,390
KB Home (d)	592,909	9,895,651
Lennar Corp. Class A	396,700	4,696,928
Meritage Homes Corp. (a)	201,404	4,310,046
Newell Rubbermaid, Inc.	205,300	2,642,211
Pulte Homes, Inc. (d)	487,400	5,541,738
Ryland Group, Inc.	229,000	4,573,130
The Stanley Works	55,100	2,212,265
		45,944,964
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	34,500	706,215
Comcast Corp. Class A	250,200	3,717,972
McGraw-Hill Companies, Inc.	69,100	2,166,285
The Walt Disney Co.	170,900	4,293,008
		10,883,480
Multiline Retail - 0.6%
Target Corp.	88,300	3,851,646
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	43,600	2,015,628
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	51,400	$ 1,920,818
Home Depot, Inc.	130,800	3,392,952
Lowe's Companies, Inc.	186,700	4,193,282
Staples, Inc.	131,300	2,759,926
		14,282,606
Textiles, Apparel & Luxury Goods - 0.8%
Polo Ralph Lauren Corp. Class A	38,800	2,446,340
VF Corp.	45,100	2,917,519
		5,363,859
TOTAL CONSUMER DISCRETIONARY		104,943,617
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Carlsberg AS:
Series A	27,617	1,945,120
Series B	6,600	457,904
		2,403,024
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	62,400	2,089,152
Wal-Mart Stores, Inc.	58,500	2,917,980
Winn-Dixie Stores, Inc. (a)	85,034	1,204,932
		6,212,064
Food Products - 0.8%
Smithfield Foods, Inc. (a)	233,400	3,162,570
Tyson Foods, Inc. Class A	206,200	2,356,866
		5,519,436
Household Products - 0.5%
Energizer Holdings, Inc. (a)	30,600	1,960,236
Procter & Gamble Co.	27,300	1,515,423
		3,475,659
Personal Products - 0.4%
Avon Products, Inc.	73,200	2,370,216
TOTAL CONSUMER STAPLES		19,980,399
ENERGY - 14.2%
Energy Equipment & Services - 3.0%
BJ Services Co.	144,500	2,049,010
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	110,100	$ 1,873,902
Schlumberger Ltd.	73,500	3,932,250
Transocean Ltd. (a)	117,500	9,363,575
Weatherford International Ltd. (a)	169,700	3,183,572
		20,402,309
Oil, Gas & Consumable Fuels - 11.2%
Cabot Oil & Gas Corp.	104,500	3,671,085
Chesapeake Energy Corp.	170,900	3,664,096
Chevron Corp.	194,900	13,539,703
ConocoPhillips	84,500	3,693,495
Exxon Mobil Corp.	225,700	15,887,023
Foundation Coal Holdings, Inc.	233,400	8,386,062
Marathon Oil Corp.	98,700	3,183,075
Noble Energy, Inc.	48,600	2,970,432
Occidental Petroleum Corp.	135,800	9,687,972
Petro-Canada	39,500	1,631,183
Range Resources Corp.	99,300	4,608,513
Southwestern Energy Co. (a)	106,000	4,391,580
		75,314,219
TOTAL ENERGY		95,716,528
FINANCIALS - 22.7%
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	57,600	9,406,080
Morgan Stanley	457,100	13,027,350
		22,433,430
Commercial Banks - 5.0%
Comerica, Inc.	106,000	2,527,040
Huntington Bancshares, Inc.	321,300	1,314,117
Mizuho Financial Group, Inc.	1,098,500	2,496,327
PNC Financial Services Group, Inc.	134,300	4,923,438
Sumitomo Mitsui Financial Group, Inc.	32,000	1,369,834
TCF Financial Corp. (d)	144,200	2,038,988
U.S. Bancorp, Delaware	241,900	4,937,179
Wells Fargo & Co.	562,300	13,753,858
		33,360,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
American Express Co.	132,600	$ 3,756,558
Capital One Financial Corp.	70,900	2,176,630
		5,933,188
Diversified Financial Services - 6.8%
Bank of America Corp.	1,168,905	17,288,105
JPMorgan Chase & Co.	730,390	28,229,571
		45,517,676
Insurance - 4.5%
ACE Ltd.	70,000	3,434,200
Axis Capital Holdings Ltd.	196,500	5,592,390
Endurance Specialty Holdings Ltd.	6,699	223,546
Everest Re Group Ltd.	106,300	8,527,386
Lincoln National Corp.	267,184	5,661,629
RenaissanceRe Holdings Ltd.	64,200	3,226,050
The Travelers Companies, Inc.	78,500	3,380,995
		30,046,196
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	514,603	3,056,742
U-Store-It Trust	267,200	1,295,920
		4,352,662
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	498,600	5,434,740
Forestar Group, Inc. (a)	217,300	2,829,246
		8,263,986
Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	300,100	2,913,971
TOTAL FINANCIALS		152,821,890
HEALTH CARE - 7.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	59,300	3,694,983
Biogen Idec, Inc. (a)	39,600	1,882,980
		5,577,963
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	112,500	1,208,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	50,600	$ 1,388,464
Covidien PLC	82,475	3,118,380
		5,715,094
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	111,800	2,204,696
CIGNA Corp.	97,600	2,771,840
Health Management Associates, Inc. Class A (a)	292,300	1,762,569
Medco Health Solutions, Inc. (a)	57,381	3,033,160
		9,772,265
Pharmaceuticals - 4.4%
Allergan, Inc.	51,000	2,724,930
Ardea Biosciences, Inc. (a)	42,100	820,108
Cadence Pharmaceuticals, Inc. (a)	61,500	744,150
Merck & Co., Inc.	186,900	5,608,869
Optimer Pharmaceuticals, Inc. (a)	45,800	645,322
Pfizer, Inc.	979,800	15,608,214
ViroPharma, Inc. (a)	108,000	795,960
Vivus, Inc. (a)	112,500	833,625
Wyeth	46,100	2,145,955
		29,927,133
TOTAL HEALTH CARE		50,992,455
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	95,100	3,299,970
Lockheed Martin Corp.	21,300	1,592,388
Precision Castparts Corp.	16,300	1,300,903
Stanley, Inc. (a)	38,100	1,171,194
		7,364,455
Airlines - 0.1%
Delta Air Lines, Inc. (a)	136,275	944,386
Building Products - 1.2%
AAON, Inc.	15,100	296,111
Masco Corp.	218,000	3,036,740
Owens Corning (a)	251,000	4,613,380
		7,946,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.	125,600	$ 1,745,840
Republic Services, Inc.	177,986	4,734,428
		6,480,268
Electrical Equipment - 1.1%
Regal-Beloit Corp.	53,700	2,489,532
Rockwell Automation, Inc.	116,500	4,824,265
		7,313,797
Industrial Conglomerates - 0.3%
Textron, Inc.	179,300	2,409,792
Machinery - 1.7%
Cummins, Inc.	161,900	6,963,319
Danaher Corp.	51,400	3,147,736
Timken Co.	57,000	1,161,660
		11,272,715
Road & Rail - 2.5%
Con-way, Inc.	164,091	7,474,345
CSX Corp.	87,700	3,518,524
Ryder System, Inc.	68,300	2,399,379
Union Pacific Corp.	60,000	3,451,200
		16,843,448
Trading Companies & Distributors - 0.2%
Fastenal Co.	18,800	668,716
W.W. Grainger, Inc.	8,000	719,280
		1,387,996
TOTAL INDUSTRIALS		61,963,088
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 2.2%
Adtran, Inc.	145,800	3,522,528
Cisco Systems, Inc. (a)	162,378	3,573,940
Juniper Networks, Inc. (a)	248,400	6,490,692
Tellabs, Inc. (a)	229,600	1,331,680
		14,918,840
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	71,100	3,078,630
NCR Corp. (a)	199,800	2,585,412
		5,664,042
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	184,914	$ 6,166,882
Arrow Electronics, Inc. (a)	150,300	3,873,231
Avnet, Inc. (a)	159,500	3,891,800
Flextronics International Ltd. (a)	251,300	1,336,916
Ingram Micro, Inc. Class A (a)	193,800	3,259,716
Tyco Electronics Ltd.	104,400	2,241,468
		20,770,013
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	63,000	1,287,720
IT Services - 1.4%
Fidelity National Information Services, Inc.	98,700	2,311,554
Lender Processing Services, Inc.	89,341	3,053,675
NCI, Inc. Class A (a)	130,137	4,124,042
		9,489,271
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	96,300	2,635,731
Applied Materials, Inc.	292,900	4,042,020
Atmel Corp. (a)	390,900	1,630,053
FormFactor, Inc. (a)	149,917	3,455,587
Intel Corp.	304,100	5,853,925
International Rectifier Corp. (a)	88,570	1,466,719
KLA-Tencor Corp.	128,000	4,080,640
Lam Research Corp. (a)	63,500	1,908,810
Micron Technology, Inc. (a)	392,000	2,504,880
National Semiconductor Corp.	141,381	2,129,198
ON Semiconductor Corp. (a)	957,651	6,990,852
Standard Microsystems Corp. (a)	57,478	1,333,490
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	377
		38,032,282
Software - 0.8%
BMC Software, Inc. (a)	110,100	3,746,703
Microsoft Corp.	58,900	1,385,328
		5,132,031
TOTAL INFORMATION TECHNOLOGY		95,294,199
MATERIALS - 5.0%
Chemicals - 2.6%
Albemarle Corp.	119,300	3,544,403
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	66,200	$ 2,193,868
Celanese Corp. Class A	186,740	4,799,218
Cytec Industries, Inc.	68,500	1,719,350
Dow Chemical Co.	112,100	2,373,157
Solutia, Inc. (a)	224,565	2,007,611
Terra Industries, Inc.	41,700	1,215,972
		17,853,579
Containers & Packaging - 1.3%
Rock-Tenn Co. Class A	37,800	1,699,488
Temple-Inland, Inc.	453,225	7,097,504
		8,796,992
Metals & Mining - 0.8%
Agnico-Eagle Mines Ltd. (Canada)	16,500	967,777
Freeport-McMoRan Copper & Gold, Inc.	20,900	1,260,270
Goldcorp, Inc.	25,100	953,583
Newcrest Mining Ltd.	35,628	893,871
Newmont Mining Corp.	18,800	777,380
Steel Dynamics, Inc.	23,500	384,460
		5,237,341
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	51,600	1,808,064
TOTAL MATERIALS		33,695,976
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	654,505	17,167,666
Verizon Communications, Inc.	307,200	9,851,904
		27,019,570
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	734,700	2,938,800
TOTAL TELECOMMUNICATION SERVICES		29,958,370
UTILITIES - 3.9%
Electric Utilities - 1.5%
Entergy Corp.	62,800	5,044,724
FirstEnergy Corp.	128,600	5,298,320
		10,343,044
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	69,400	$ 1,991,780
Multi-Utilities - 2.1%
NiSource, Inc.	163,800	2,111,382
Sempra Energy	107,800	5,651,954
Wisconsin Energy Corp.	143,400	6,161,898
		13,925,234
TOTAL UTILITIES		26,260,058
TOTAL COMMON STOCKS (Cost $641,824,666)		671,626,580
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $13,233,600)	13,233,600	13,233,600
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $655,058,266)		684,860,180
NET OTHER ASSETS - (1.8)%		(11,849,872)
NET ASSETS - 100%		$ 673,010,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,179
Fidelity Securities Lending Cash Central Fund	351,932
Total	$ 408,111
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $172,562,096 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $174,855,754 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $13,018,605) - See accompanying schedule: Unaffiliated issuers (cost $641,824,666)	$ 671,626,580
Fidelity Central Funds (cost $13,233,600)	13,233,600
Total Investments (cost $655,058,266)		$ 684,860,180
Receivable for investments sold		9,309,605
Receivable for fund shares sold		445,895
Dividends receivable		662,693
Distributions receivable from Fidelity Central Funds		2,982
Prepaid expenses		3,253
Other receivables		307
Total assets		695,284,915

Liabilities
Payable to custodian bank	$ 2,352,948
Payable for investments purchased	5,094,078
Payable for fund shares redeemed	1,011,053
Accrued management fee	359,519
Other affiliated payables	184,308
Other payables and accrued expenses	39,101
Collateral on securities loaned, at value	13,233,600
Total liabilities		22,274,607

Net Assets		$ 673,010,308
Net Assets consist of:
Paid in capital		$ 1,016,371,074
Undistributed net investment income		5,101,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,264,328)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,802,325
Net Assets		$ 673,010,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2009

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($642,053,644 ÷ 55,442,929 shares)	$ 11.58

Class K: Net Asset Value, offering price and redemption price per share ($30,956,664 ÷ 2,670,559 shares)	$ 11.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2009

Investment Income
Dividends		$ 17,003,036
Interest		5,144
Income from Fidelity Central Funds		408,111
Total income		17,416,291

Expenses
Management fee Basic fee	$ 3,874,575
Performance adjustment	14,776
Transfer agent fees	1,993,447
Accounting and security lending fees	254,367
Custodian fees and expenses	32,549
Independent trustees' compensation	4,690
Registration fees	53,946
Audit	50,357
Legal	4,319
Interest	2,355
Miscellaneous	44,875
Total expenses before reductions	6,330,256
Expense reductions	(22,271)	6,307,985
Net investment income (loss)		11,108,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(319,568,182)
Foreign currency transactions	45,314
Total net realized gain (loss)		(319,522,868)
Change in net unrealized appreciation (depreciation) on: Investment securities	62,336,932
Assets and liabilities in foreign currencies	(510)
Total change in net unrealized appreciation (depreciation)		62,336,422
Net gain (loss)		(257,186,446)
Net increase (decrease) in net assets resulting from operations		$ (246,078,140)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,108,306	$ 13,021,903
Net realized gain (loss)	(319,522,868)	(28,896,447)
Change in net unrealized appreciation (depreciation)	62,336,422	(168,453,070)
Net increase (decrease) in net assets resulting from operations	(246,078,140)	(184,327,614)
Distributions to shareholders from net investment income	(11,974,610)	(8,071,825)
Distributions to shareholders from net realized gain	(1,351,299)	(73,209,910)
Total distributions	(13,325,909)	(81,281,735)
Share transactions - net increase (decrease)	(82,875,605)	68,948,435
Total increase (decrease) in net assets	(342,279,654)	(196,660,914)

Net Assets
Beginning of period	1,015,289,962	1,211,950,876
End of period (including undistributed net investment income of $5,101,237 and undistributed net investment income of $8,340,661, respectively)	$ 673,010,308	$ 1,015,289,962

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Value Discovery

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64
Income from Investment Operations
Net investment income (loss) B	.17	.19	.13	.09	.04
Net realized and unrealized gain (loss)	(3.51)	(2.79)	2.85	1.77	3.12
Total from investment operations	(3.34)	(2.60)	2.98	1.86	3.16
Distributions from net investment income	(.18)	(.12)	(.10)	(.03)	(.02)
Distributions from net realized gain	(.02)	(1.10)	(.47)	(.54)	(.54)
Total distributions	(.20)	(1.22)	(.57)	(.57)	(.56)
Net asset value, end of period	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24
Total Return A	(22.14)%	(14.66)%	18.59%	12.54%	26.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.94%	.87%	.94%	.96%
Expenses net of fee waivers, if any	.93%	.94%	.87%	.94%	.96%
Expenses net of all reductions	.92%	.94%	.87%	.91%	.91%
Net investment income (loss)	1.61%	1.08%	.74%	.57%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 642,054	$ 1,015,200	$ 1,211,951	$ 730,891	$ 165,878
Portfolio turnover rate D	165%	149%	146%	202%	113%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.18	.05
Net realized and unrealized gain (loss)	(3.49)	(1.80)
Total from investment operations	(3.31)	(1.75)
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.22)	-
Net asset value, end of period	$ 11.59	$ 15.12
Total Return B, C	(21.94)%	(10.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69%	.79% A
Expenses net of fee waivers, if any	.69%	.79% A
Expenses net of all reductions	.69%	.79% A
Net investment income (loss)	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,957	$ 90
Portfolio turnover rate F	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Value Discovery and Class K to eligible shareholders of Fidelity Value Discovery. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 76,403,748
Unrealized depreciation	(77,447,908)
Net unrealized appreciation (depreciation)	$ (1,044,160)
Undistributed ordinary income	$ 5,101,237
Capital loss carryforward	$ (172,562,096)

Cost for federal income tax purposes	$ 685,904,340

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 13,036,851	$ 41,118,189
Long-term Capital Gains	289,058	40,163,546
Total	$ 13,325,909	$ 81,281,735

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,165,281,501 and $1,249,718,030, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Discovery, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Fidelity Value Discovery	$ 1,980,004.30
Class K	13,443.06
	$ 1,993,447

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $51,195 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,665,182	1.36%	$ 2,355

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,160 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $351,932.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity Value Discovery's operating expenses. During the period, this reimbursement reduced the class' expenses by $9,904.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,367 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Fidelity Value Discovery	$ 11,751,664	$ 8,071,825
Class K	222,946	-
Total	$ 11,974,610	$ 8,071,825
From net realized gain
Fidelity Value Discovery	$ 1,351,180	$ 73,209,910
Class K	119	-
Total	$ 1,351,299	$ 73,209,910

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Value Discovery
Shares sold	14,998,623	35,531,723	$ 168,702,725	$ 614,575,414
Conversion to Class K	(2,614,594)	-	(34,210,488)	-
Reinvestment of distributions	1,025,702	4,341,020	12,527,623	77,951,372
Shares redeemed	(25,116,057)	(36,727,868)	(264,379,930)	(623,678,351)
Net increase (decrease)	(11,706,326)	3,144,875	$ (117,360,070)	$ 68,848,435

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Class K
Shares sold	932,389	5,928	$ 9,034,127	$ 100,000
Conversion from Fidelity Value Discovery	2,614,497	-	34,210,488	-
Reinvestment of distributions	22,509	-	223,065	-
Shares redeemed	(904,764)	-	(8,983,215)	-
Net increase (decrease)	2,664,631	5,928	$ 34,484,465	$ 100,000

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 28, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Edward C. Johnson 3d and Mr. James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Johnson oversees 262 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Fidelity Value Discovery Fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Value Discovery Fund designates 100% of the dividends during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Value Discovery (retail class), as well as the fund's relative investment performance for Fidelity Value Discovery (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Value Discovery (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Value Discovery (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Value Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Value Discovery (retail class) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Value Discovery (retail class) compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Value Discovery (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FVD-UANN-0909
1.789714.106

Fidelity
Value Discovery
Fund-
Class K

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class K B	-21.94%	2.31%	5.78%

A From December 10, 2002.

B The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Value Discovery, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Value Discovery Fund - Class K on December 10, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks - battered by the effects of a global credit crisis for most of the year - were aided by early signs of a healing economy during the final months of the year ending July 31, 2009. For roughly half of the 12-month period, equities were in free fall, as a succession of large financial institutions around the world either collapsed or were forced into mergers or government conservatorship, and harried investors relinquished riskier assets in a massive flight to quality. By March, however, as unprecedented government interventions around the world took root, signs of a potential recovery began to emerge: corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. Against this improving backdrop, major equity indexes posted significant gains in March and April, which carried through to the end of the period. For the year overall, the Standard & Poor's 500SM Index declined 19.96%, while the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of domestic equities - was down 19.95%. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62% and the technology-heavy Nasdaq Composite® Index posted a 14.05% loss.

Comments from Scott Offen, Portfolio Manager of Fidelity Value Discovery Fund: The fund's Class K shares returned -21.94% during the past year, slightly outperforming the -22.76% return of the Russell 3000® Value Index. The fund was helped by favorable security selection and underweightings in industrials and materials. Overweighting technology also helped, although this benefit was somewhat offset by less-successful stock selection in that area. The fund's modest cash position further boosted performance. Poor security selection and underweightings in consumer staples and utilities hurt the fund's relative return. On an individual security basis, notable contributions came from underweightings in industrial conglomerate and index heavyweight General Electric and diversified financials firm Citigroup. Holdings in Foundation Coal Holdings - not part of the benchmark - packaging and building products manufacturer Temple-Inland, trucking company Con-way and homebuilder Meritage Homes also proved fruitful. Among the detractors were an out-of-benchmark position in energy exploration and production company Quicksilver Resources, Bank of America, underweightings in personal products manufacturer Procter & Gamble and pharmaceutical firm Pfizer, and untimely ownership of financial services company State Street. Some of the stocks I've mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Fidelity Value Discovery	.98%
Actual		$ 1,000.00	$ 1,272.50	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class K	.70%
Actual		$ 1,000.00	$ 1,275.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	3.3
Bank of America Corp.	2.6	1.6
AT&T, Inc.	2.5	2.7
Exxon Mobil Corp.	2.4	7.0
Pfizer, Inc.	2.3	3.1
Wells Fargo & Co.	2.1	2.5
Chevron Corp.	2.0	3.3
Morgan Stanley	1.9	1.1
KB Home	1.5	0.5
Verizon Communications, Inc.	1.5	1.8
	23.0
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	19.9
Consumer Discretionary	15.6	9.9
Energy	14.2	17.3
Information Technology	14.2	13.2
Industrials	9.2	6.7
Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Stocks 99.8%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	8.3%	** Foreign investments	9.7%

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 2.0%
Autoliv, Inc.	50,400	$ 1,804,843
BorgWarner, Inc.	40,600	1,347,514
Federal-Mogul Corp. Class A (a)	255,376	3,608,463
Johnson Controls, Inc.	150,100	3,884,588
The Goodyear Tire & Rubber Co. (a)	142,600	2,427,052
		13,072,460
Diversified Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	52,627	1,569,337
Regis Corp.	139,500	1,905,570
		3,474,907
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	108,500	1,805,440
Burger King Holdings, Inc.	120,100	2,044,102
Carnival Corp. unit	49,800	1,393,902
Darden Restaurants, Inc.	54,100	1,752,299
WMS Industries, Inc. (a)	29,700	1,073,952
		8,069,695
Household Durables - 6.8%
Black & Decker Corp.	55,600	2,090,560
Centex Corp.	449,500	4,904,045
D.R. Horton, Inc.	438,170	5,078,390
KB Home (d)	592,909	9,895,651
Lennar Corp. Class A	396,700	4,696,928
Meritage Homes Corp. (a)	201,404	4,310,046
Newell Rubbermaid, Inc.	205,300	2,642,211
Pulte Homes, Inc. (d)	487,400	5,541,738
Ryland Group, Inc.	229,000	4,573,130
The Stanley Works	55,100	2,212,265
		45,944,964
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	34,500	706,215
Comcast Corp. Class A	250,200	3,717,972
McGraw-Hill Companies, Inc.	69,100	2,166,285
The Walt Disney Co.	170,900	4,293,008
		10,883,480
Multiline Retail - 0.6%
Target Corp.	88,300	3,851,646
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	43,600	2,015,628
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	51,400	$ 1,920,818
Home Depot, Inc.	130,800	3,392,952
Lowe's Companies, Inc.	186,700	4,193,282
Staples, Inc.	131,300	2,759,926
		14,282,606
Textiles, Apparel & Luxury Goods - 0.8%
Polo Ralph Lauren Corp. Class A	38,800	2,446,340
VF Corp.	45,100	2,917,519
		5,363,859
TOTAL CONSUMER DISCRETIONARY		104,943,617
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Carlsberg AS:
Series A	27,617	1,945,120
Series B	6,600	457,904
		2,403,024
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	62,400	2,089,152
Wal-Mart Stores, Inc.	58,500	2,917,980
Winn-Dixie Stores, Inc. (a)	85,034	1,204,932
		6,212,064
Food Products - 0.8%
Smithfield Foods, Inc. (a)	233,400	3,162,570
Tyson Foods, Inc. Class A	206,200	2,356,866
		5,519,436
Household Products - 0.5%
Energizer Holdings, Inc. (a)	30,600	1,960,236
Procter & Gamble Co.	27,300	1,515,423
		3,475,659
Personal Products - 0.4%
Avon Products, Inc.	73,200	2,370,216
TOTAL CONSUMER STAPLES		19,980,399
ENERGY - 14.2%
Energy Equipment & Services - 3.0%
BJ Services Co.	144,500	2,049,010
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	110,100	$ 1,873,902
Schlumberger Ltd.	73,500	3,932,250
Transocean Ltd. (a)	117,500	9,363,575
Weatherford International Ltd. (a)	169,700	3,183,572
		20,402,309
Oil, Gas & Consumable Fuels - 11.2%
Cabot Oil & Gas Corp.	104,500	3,671,085
Chesapeake Energy Corp.	170,900	3,664,096
Chevron Corp.	194,900	13,539,703
ConocoPhillips	84,500	3,693,495
Exxon Mobil Corp.	225,700	15,887,023
Foundation Coal Holdings, Inc.	233,400	8,386,062
Marathon Oil Corp.	98,700	3,183,075
Noble Energy, Inc.	48,600	2,970,432
Occidental Petroleum Corp.	135,800	9,687,972
Petro-Canada	39,500	1,631,183
Range Resources Corp.	99,300	4,608,513
Southwestern Energy Co. (a)	106,000	4,391,580
		75,314,219
TOTAL ENERGY		95,716,528
FINANCIALS - 22.7%
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	57,600	9,406,080
Morgan Stanley	457,100	13,027,350
		22,433,430
Commercial Banks - 5.0%
Comerica, Inc.	106,000	2,527,040
Huntington Bancshares, Inc.	321,300	1,314,117
Mizuho Financial Group, Inc.	1,098,500	2,496,327
PNC Financial Services Group, Inc.	134,300	4,923,438
Sumitomo Mitsui Financial Group, Inc.	32,000	1,369,834
TCF Financial Corp. (d)	144,200	2,038,988
U.S. Bancorp, Delaware	241,900	4,937,179
Wells Fargo & Co.	562,300	13,753,858
		33,360,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
American Express Co.	132,600	$ 3,756,558
Capital One Financial Corp.	70,900	2,176,630
		5,933,188
Diversified Financial Services - 6.8%
Bank of America Corp.	1,168,905	17,288,105
JPMorgan Chase & Co.	730,390	28,229,571
		45,517,676
Insurance - 4.5%
ACE Ltd.	70,000	3,434,200
Axis Capital Holdings Ltd.	196,500	5,592,390
Endurance Specialty Holdings Ltd.	6,699	223,546
Everest Re Group Ltd.	106,300	8,527,386
Lincoln National Corp.	267,184	5,661,629
RenaissanceRe Holdings Ltd.	64,200	3,226,050
The Travelers Companies, Inc.	78,500	3,380,995
		30,046,196
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	514,603	3,056,742
U-Store-It Trust	267,200	1,295,920
		4,352,662
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	498,600	5,434,740
Forestar Group, Inc. (a)	217,300	2,829,246
		8,263,986
Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	300,100	2,913,971
TOTAL FINANCIALS		152,821,890
HEALTH CARE - 7.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	59,300	3,694,983
Biogen Idec, Inc. (a)	39,600	1,882,980
		5,577,963
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	112,500	1,208,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	50,600	$ 1,388,464
Covidien PLC	82,475	3,118,380
		5,715,094
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	111,800	2,204,696
CIGNA Corp.	97,600	2,771,840
Health Management Associates, Inc. Class A (a)	292,300	1,762,569
Medco Health Solutions, Inc. (a)	57,381	3,033,160
		9,772,265
Pharmaceuticals - 4.4%
Allergan, Inc.	51,000	2,724,930
Ardea Biosciences, Inc. (a)	42,100	820,108
Cadence Pharmaceuticals, Inc. (a)	61,500	744,150
Merck & Co., Inc.	186,900	5,608,869
Optimer Pharmaceuticals, Inc. (a)	45,800	645,322
Pfizer, Inc.	979,800	15,608,214
ViroPharma, Inc. (a)	108,000	795,960
Vivus, Inc. (a)	112,500	833,625
Wyeth	46,100	2,145,955
		29,927,133
TOTAL HEALTH CARE		50,992,455
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	95,100	3,299,970
Lockheed Martin Corp.	21,300	1,592,388
Precision Castparts Corp.	16,300	1,300,903
Stanley, Inc. (a)	38,100	1,171,194
		7,364,455
Airlines - 0.1%
Delta Air Lines, Inc. (a)	136,275	944,386
Building Products - 1.2%
AAON, Inc.	15,100	296,111
Masco Corp.	218,000	3,036,740
Owens Corning (a)	251,000	4,613,380
		7,946,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.	125,600	$ 1,745,840
Republic Services, Inc.	177,986	4,734,428
		6,480,268
Electrical Equipment - 1.1%
Regal-Beloit Corp.	53,700	2,489,532
Rockwell Automation, Inc.	116,500	4,824,265
		7,313,797
Industrial Conglomerates - 0.3%
Textron, Inc.	179,300	2,409,792
Machinery - 1.7%
Cummins, Inc.	161,900	6,963,319
Danaher Corp.	51,400	3,147,736
Timken Co.	57,000	1,161,660
		11,272,715
Road & Rail - 2.5%
Con-way, Inc.	164,091	7,474,345
CSX Corp.	87,700	3,518,524
Ryder System, Inc.	68,300	2,399,379
Union Pacific Corp.	60,000	3,451,200
		16,843,448
Trading Companies & Distributors - 0.2%
Fastenal Co.	18,800	668,716
W.W. Grainger, Inc.	8,000	719,280
		1,387,996
TOTAL INDUSTRIALS		61,963,088
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 2.2%
Adtran, Inc.	145,800	3,522,528
Cisco Systems, Inc. (a)	162,378	3,573,940
Juniper Networks, Inc. (a)	248,400	6,490,692
Tellabs, Inc. (a)	229,600	1,331,680
		14,918,840
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	71,100	3,078,630
NCR Corp. (a)	199,800	2,585,412
		5,664,042
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	184,914	$ 6,166,882
Arrow Electronics, Inc. (a)	150,300	3,873,231
Avnet, Inc. (a)	159,500	3,891,800
Flextronics International Ltd. (a)	251,300	1,336,916
Ingram Micro, Inc. Class A (a)	193,800	3,259,716
Tyco Electronics Ltd.	104,400	2,241,468
		20,770,013
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	63,000	1,287,720
IT Services - 1.4%
Fidelity National Information Services, Inc.	98,700	2,311,554
Lender Processing Services, Inc.	89,341	3,053,675
NCI, Inc. Class A (a)	130,137	4,124,042
		9,489,271
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	96,300	2,635,731
Applied Materials, Inc.	292,900	4,042,020
Atmel Corp. (a)	390,900	1,630,053
FormFactor, Inc. (a)	149,917	3,455,587
Intel Corp.	304,100	5,853,925
International Rectifier Corp. (a)	88,570	1,466,719
KLA-Tencor Corp.	128,000	4,080,640
Lam Research Corp. (a)	63,500	1,908,810
Micron Technology, Inc. (a)	392,000	2,504,880
National Semiconductor Corp.	141,381	2,129,198
ON Semiconductor Corp. (a)	957,651	6,990,852
Standard Microsystems Corp. (a)	57,478	1,333,490
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	377
		38,032,282
Software - 0.8%
BMC Software, Inc. (a)	110,100	3,746,703
Microsoft Corp.	58,900	1,385,328
		5,132,031
TOTAL INFORMATION TECHNOLOGY		95,294,199
MATERIALS - 5.0%
Chemicals - 2.6%
Albemarle Corp.	119,300	3,544,403
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	66,200	$ 2,193,868
Celanese Corp. Class A	186,740	4,799,218
Cytec Industries, Inc.	68,500	1,719,350
Dow Chemical Co.	112,100	2,373,157
Solutia, Inc. (a)	224,565	2,007,611
Terra Industries, Inc.	41,700	1,215,972
		17,853,579
Containers & Packaging - 1.3%
Rock-Tenn Co. Class A	37,800	1,699,488
Temple-Inland, Inc.	453,225	7,097,504
		8,796,992
Metals & Mining - 0.8%
Agnico-Eagle Mines Ltd. (Canada)	16,500	967,777
Freeport-McMoRan Copper & Gold, Inc.	20,900	1,260,270
Goldcorp, Inc.	25,100	953,583
Newcrest Mining Ltd.	35,628	893,871
Newmont Mining Corp.	18,800	777,380
Steel Dynamics, Inc.	23,500	384,460
		5,237,341
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	51,600	1,808,064
TOTAL MATERIALS		33,695,976
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	654,505	17,167,666
Verizon Communications, Inc.	307,200	9,851,904
		27,019,570
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	734,700	2,938,800
TOTAL TELECOMMUNICATION SERVICES		29,958,370
UTILITIES - 3.9%
Electric Utilities - 1.5%
Entergy Corp.	62,800	5,044,724
FirstEnergy Corp.	128,600	5,298,320
		10,343,044
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	69,400	$ 1,991,780
Multi-Utilities - 2.1%
NiSource, Inc.	163,800	2,111,382
Sempra Energy	107,800	5,651,954
Wisconsin Energy Corp.	143,400	6,161,898
		13,925,234
TOTAL UTILITIES		26,260,058
TOTAL COMMON STOCKS (Cost $641,824,666)		671,626,580
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $13,233,600)	13,233,600	13,233,600
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $655,058,266)		684,860,180
NET OTHER ASSETS - (1.8)%		(11,849,872)
NET ASSETS - 100%		$ 673,010,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,179
Fidelity Securities Lending Cash Central Fund	351,932
Total	$ 408,111
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $172,562,096 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $174,855,754 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $13,018,605) - See accompanying schedule: Unaffiliated issuers (cost $641,824,666)	$ 671,626,580
Fidelity Central Funds (cost $13,233,600)	13,233,600
Total Investments (cost $655,058,266)		$ 684,860,180
Receivable for investments sold		9,309,605
Receivable for fund shares sold		445,895
Dividends receivable		662,693
Distributions receivable from Fidelity Central Funds		2,982
Prepaid expenses		3,253
Other receivables		307
Total assets		695,284,915

Liabilities
Payable to custodian bank	$ 2,352,948
Payable for investments purchased	5,094,078
Payable for fund shares redeemed	1,011,053
Accrued management fee	359,519
Other affiliated payables	184,308
Other payables and accrued expenses	39,101
Collateral on securities loaned, at value	13,233,600
Total liabilities		22,274,607

Net Assets		$ 673,010,308
Net Assets consist of:
Paid in capital		$ 1,016,371,074
Undistributed net investment income		5,101,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,264,328)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,802,325
Net Assets		$ 673,010,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($642,053,644 ÷ 55,442,929 shares)	$ 11.58

Class K: Net Asset Value, offering price and redemption price per share ($30,956,664 ÷ 2,670,559 shares)	$ 11.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2009

Investment Income
Dividends		$ 17,003,036
Interest		5,144
Income from Fidelity Central Funds		408,111
Total income		17,416,291

Expenses
Management fee Basic fee	$ 3,874,575
Performance adjustment	14,776
Transfer agent fees	1,993,447
Accounting and security lending fees	254,367
Custodian fees and expenses	32,549
Independent trustees' compensation	4,690
Registration fees	53,946
Audit	50,357
Legal	4,319
Interest	2,355
Miscellaneous	44,875
Total expenses before reductions	6,330,256
Expense reductions	(22,271)	6,307,985
Net investment income (loss)		11,108,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(319,568,182)
Foreign currency transactions	45,314
Total net realized gain (loss)		(319,522,868)
Change in net unrealized appreciation (depreciation) on: Investment securities	62,336,932
Assets and liabilities in foreign currencies	(510)
Total change in net unrealized appreciation (depreciation)		62,336,422
Net gain (loss)		(257,186,446)
Net increase (decrease) in net assets resulting from operations		$ (246,078,140)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,108,306	$ 13,021,903
Net realized gain (loss)	(319,522,868)	(28,896,447)
Change in net unrealized appreciation (depreciation)	62,336,422	(168,453,070)
Net increase (decrease) in net assets resulting from operations	(246,078,140)	(184,327,614)
Distributions to shareholders from net investment income	(11,974,610)	(8,071,825)
Distributions to shareholders from net realized gain	(1,351,299)	(73,209,910)
Total distributions	(13,325,909)	(81,281,735)
Share transactions - net increase (decrease)	(82,875,605)	68,948,435
Total increase (decrease) in net assets	(342,279,654)	(196,660,914)

Net Assets
Beginning of period	1,015,289,962	1,211,950,876
End of period (including undistributed net investment income of $5,101,237 and undistributed net investment income of $8,340,661, respectively)	$ 673,010,308	$ 1,015,289,962

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Value Discovery

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64
Income from Investment Operations
Net investment income (loss) B	.17	.19	.13	.09	.04
Net realized and unrealized gain (loss)	(3.51)	(2.79)	2.85	1.77	3.12
Total from investment operations	(3.34)	(2.60)	2.98	1.86	3.16
Distributions from net investment income	(.18)	(.12)	(.10)	(.03)	(.02)
Distributions from net realized gain	(.02)	(1.10)	(.47)	(.54)	(.54)
Total distributions	(.20)	(1.22)	(.57)	(.57)	(.56)
Net asset value, end of period	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24
Total Return A	(22.14)%	(14.66)%	18.59%	12.54%	26.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.94%	.87%	.94%	.96%
Expenses net of fee waivers, if any	.93%	.94%	.87%	.94%	.96%
Expenses net of all reductions	.92%	.94%	.87%	.91%	.91%
Net investment income (loss)	1.61%	1.08%	.74%	.57%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 642,054	$ 1,015,200	$ 1,211,951	$ 730,891	$ 165,878
Portfolio turnover rate D	165%	149%	146%	202%	113%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.18	.05
Net realized and unrealized gain (loss)	(3.49)	(1.80)
Total from investment operations	(3.31)	(1.75)
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.22)	-
Net asset value, end of period	$ 11.59	$ 15.12
Total Return B, C	(21.94)%	(10.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69%	.79% A
Expenses net of fee waivers, if any	.69%	.79% A
Expenses net of all reductions	.69%	.79% A
Net investment income (loss)	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,957	$ 90
Portfolio turnover rate F	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Value Discovery and Class K to eligible shareholders of Fidelity Value Discovery. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 76,403,748
Unrealized depreciation	(77,447,908)
Net unrealized appreciation (depreciation)	$ (1,044,160)
Undistributed ordinary income	$ 5,101,237
Capital loss carryforward	$ (172,562,096)

Cost for federal income tax purposes	$ 685,904,340

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 13,036,851	$ 41,118,189
Long-term Capital Gains	289,058	40,163,546
Total	$ 13,325,909	$ 81,281,735

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,165,281,501 and $1,249,718,030, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Discovery, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Fidelity Value Discovery	$ 1,980,004.30
Class K	13,443.06
	$ 1,993,447

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $51,195 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,665,182	1.36%	$ 2,355

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,160 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $351,932.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity Value Discovery's operating expenses. During the period, this reimbursement reduced the class' expenses by $9,904.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,367 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Fidelity Value Discovery	$ 11,751,664	$ 8,071,825
Class K	222,946	-
Total	$ 11,974,610	$ 8,071,825
From net realized gain
Fidelity Value Discovery	$ 1,351,180	$ 73,209,910
Class K	119	-
Total	$ 1,351,299	$ 73,209,910

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Value Discovery
Shares sold	14,998,623	35,531,723	$ 168,702,725	$ 614,575,414
Conversion to Class K	(2,614,594)	-	(34,210,488)	-
Reinvestment of distributions	1,025,702	4,341,020	12,527,623	77,951,372
Shares redeemed	(25,116,057)	(36,727,868)	(264,379,930)	(623,678,351)
Net increase (decrease)	(11,706,326)	3,144,875	$ (117,360,070)	$ 68,848,435

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Class K
Shares sold	932,389	5,928	$ 9,034,127	$ 100,000
Conversion from Fidelity Value Discovery	2,614,497	-	34,210,488	-
Reinvestment of distributions	22,509	-	223,065	-
Shares redeemed	(904,764)	-	(8,983,215)	-
Net increase (decrease)	2,664,631	5,928	$ 34,484,465	$ 100,000

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 28, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Edward C. Johnson 3d and Mr. James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Johnson oversees 262 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Value Discovery (retail class), as well as the fund's relative investment performance for Fidelity Value Discovery (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Value Discovery (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Value Discovery (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Value Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Value Discovery (retail class) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Value Discovery (retail class) compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Value Discovery (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

FVD-K-UANN-0909
1.863358.100

Item 2. Code of Ethics

As of the end of the period, July 31, 2009, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Value Discovery Fund (the "Fund"):

Services Billed by Deloitte Entities

July 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Value Discovery Fund	$34,000	$-	$5,100	$-

July 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Value Discovery Fund	$34,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Low-Priced Stock Fund (the "Fund"):

Services Billed by PwC

July 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$169,000	$-	$4,200	$21,000

July 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$173,000	$-	$3,900	$22,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2009A	July 31, 2008A
Audit-Related Fees	$815,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	July 31, 2009A	July 31, 2008A
Audit-Related Fees	$3,245,000	$1,245,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2009 A	July 31, 2008 A
PwC	$4,030,000	$2,245,000
Deloitte Entities	$1,340,000	$1,075,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 7, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 7, 2009